UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6652
Aberdeen Investment Funds
(Exact name of registrant as specified in charter)

1735 Market Street, 32nd FL, Philadelphia, PA	19103
(Address of principal executive offices)	(Zip code)
Lucia Sitar, Esq., c/o Aberdeen Asset Management Inc. 1735 Market Street, 32nd FL, Philadelphia, PA 19103
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 387-6977
Date of fiscal year end: 10/31/2013
Date of reporting period: 04/30/2013

Item 1. Reports to Stockholders.

Aberdeen Select International Equity Fund
     (formerly known as the Artio International Equity Fund)
Aberdeen Select International Equity Fund II
     (formerly known as the Artio International Equity Fund II)
Aberdeen Total Return Bond Fund
     (formerly known as the Artio Total Return Bond Fund )
Aberdeen Global High Income Fund
     (formerly known as the Artio Global High Income Fund)
Aberdeen Global Select Opportunities Fund Inc.
     (formerly known as Artio Select Opportunities Fund Inc.)
Semi-Annual Report
April 30, 2013

TABLE OF CONTENTS

Shareholder Letter	1

Shareholder Expenses	2

Portfolio of Investments:
Aberdeen Global Select Opportunities Fund Inc. (formerly known as Artio Select Opportunities Fund Inc.)	4
Aberdeen Select International Equity Fund (formerly known as Artio International Equity Fund)	8
Aberdeen Select International Equity Fund II (formerly known as Artio International Equity Fund II)	18
Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)	27
Aberdeen Global High Income Fund (formerly known as Artio Global High Income Fund)	53

Statement of Assets and Liabilities	72

Statement of Operations	76

Statement of Changes in Net Assets	80

Financial Highlights	85

Notes to Financial Statements	95

Investment Advisory Agreements	148

Additional Information Page	152

SHAREHOLDER LETTER

Dear Shareholder,

Further to the notice sent to you on May 22, 2013, I would like to thank all shareholders once again for your support in approving the appointment of Aberdeen Asset Management Inc. (“Aberdeen”) as the investment adviser to your Fund, effective May 22, 2013.

About Aberdeen

At Aberdeen, asset management is our singular focus. We are an independent company listed on the UK stock exchange, where we are a member of the FTSE 100. We serve only third-party clients, allowing us to focus solely on their needs. Established in 1983 in Aberdeen, Scotland, we now operate globally from 31 offices in 23 countries and manage over $322 billion1 in assets for clients around the world. Today, Aberdeen is ranked 7th U.S. mutual fund family and 2nd for world equity funds, based on 62 U.S. mutual fund families by Barron’s2. Additionally, we are ranked as the best non-U.S. fixed income manager by Institutional Investor. We believe that our focus, size and approach, as supplemented by the fixed income fund management teams from Artio Global Investors, LLC, enable us to provide you with effective asset management and strong client service.

The future

Going forward, you will receive all shareholder communications from Aberdeen. Should you have any questions about your fund or our operations at Aberdeen, I encourage you to call our Shareholder Services team at 1-800-387-6977 or visit www.aberdeen-asset.us/WelcomeArtio.

Once again, welcome to Aberdeen. We value your investment with us.

Yours sincerely,

Gary Marshall
Chief Executive
Aberdeen Asset Management Inc.

1 As of March 31, 2013

[2]	All fund rankings based on Barron’s review of 62 Fund Families. A full copy of the article can be found in the February 11, 2013 edition of Barron’s.

2013 Semi-Annual Report	1

SHAREHOLDER EXPENSES (Unaudited)

As a stockholder of the Aberdeen Global Select Opportunities Fund Inc. or a shareholder of Aberdeen Investment Funds (formerly Artio Select Opportunities Fund Inc. and Artio Global Investment Funds), you incur ongoing expenses, such as management fees, shareholder service fees, distribution fees and other fund expenses. The following table is intended to help you understand your ongoing expenses (in dollars and cents) of investing in the Funds and to compare these expenses with the ongoing expenses of investing in other funds.

The table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual Expenses

The first line in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/12	Value 04/30/13	Expense Ratio	during Period*
Global Select Opportunities Fund
Class A
Actual	$1,000.00	$1,087.00	1.41%	$7.30
Hypothetical	1,000.00	1,017.80	1.41	7.05

2	2013 Semi-Annual Report

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/12	Value 04/30/13	Expense Ratio	during Period*
Global Select Opportunities Fund
Class I
Actual	$1,000.00	$1,088.10	1.15%	$5.95
Hypothetical	1,000.00	1,019.10	1.15	5.76

Select International Equity Fund
Class A

Actual	$1,000.00	$1,164.80	1.36%	$7.30
Hypothetical	1,000.00	1,018.10	1.36	6.81

Class I

Actual	$1,000.00	$1,166.60	1.09%	$5.86
Hypothetical	1,000.00	1,019.40	1.09	5.46

Select International Equity Fund II
Class A

Actual	$1,000.00	$1,158.60	1.31%	$7.01
Hypothetical	1,000.00	1,018.30	1.31	6.56

Class I

Actual	$1,000.00	$1,159.20	1.10%	$5.89
Hypothetical	1,000.00	1,019.30	1.10	5.51

Total Return Bond Fund
Class A

Actual	$1,000.00	$1,018.10	0.69%	$3.45
Hypothetical	1,000.00	1,021.40	0.69	3.46

Class I

Actual	$1,000.00	$1,019.20	0.42%	$2.10
Hypothetical	1,000.00	1,022.70	0.42	2.11

Global High Income Fund
Class A

Actual	$1,000.00	$1,078.10	1.00%	$5.15
Hypothetical	1,000.00	1,019.80	1.00	5.01

Class I

Actual	$1,000.00	$1,079.20	0.75%	$3.87
Hypothetical	1,000.00	1,021.10	0.75	3.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

2013 Semi-Annual Report	3

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2013

Aberdeen Global Select Opportunities Fund Inc. (formerly known as Artio Select Opportunities Fund Inc.)

Share		Fair Value
Amount	Description	(Note 2)
COMMON STOCKS—95.9%†
	United States—51.8%
2,003	3M Co	$209,734
333	Apple Inc	147,436
2,853	Ball Corp	125,874
6,061	Bed Bath & Beyond (1)	416,997
3,268	Citigroup Inc	152,485
6,366	Coach Inc	374,703
1,375	Colgate-Palmolive Co	164,189
2,767	Covidien PLC	176,645
1,802	DaVita HealthCare Partners (1)	213,807
2,967	Deckers Outdoor (1)	163,541
1,904	Deere & Co	170,027
5,901	General Mills	297,528
5,653	Gilead Sciences (1)	286,268
133	Google Inc-Class A (1)	109,668
2,213	Hess Corp	159,734
4,567	Intel Corp	109,380
8,750	JPMorgan Chase	428,838
2,477	Kellogg Co	161,104
254	MasterCard Inc-Class A	140,444
3,324	Oracle Corp	108,961
2,755	Procter & Gamble	211,501
1,637	QUALCOMM Inc	100,872
1,991	SanDisk Corp (1)	104,408
2,507	Union Pacific	370,936
3,676	UnitedHealth Group	220,303
11,528	Wells Fargo	437,833

		5,563,216

	Japan—7.4%
36,600	Mitsubishi UFJ Financial	249,110
8,200	Seven & I	314,834
465	Yahoo Japan	232,715

		796,659

	United Kingdom—6.8%
3,061	AstraZeneca PLC	159,241
78,829	Barclays PLC	350,953

See Notes to Financial Statements

4	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Global Select Opportunities Fund Inc. (formerly known as Artio Select Opportunities Fund Inc.)

Share		Fair Value
Amount	Description	(Note 2)
COMMON STOCKS—Continued
	United Kingdom—Continued

8,434	GlaxoSmithKline PLC	$217,969

		728,163

	China—5.5%
26,500	China Mobile	290,248
8,800	Tencent Holdings	301,626

		591,874

	Netherlands—5.0%
12,568	Unilever NV	535,531

	Denmark—4.2%
2,595	Novo Nordisk-Class B	455,678

	Norway—2.7%
11,743	Statoil ASA	286,994

	Switzerland—2.7%
16,035	UBS AG	286,540

	Australia—2.7%
8,416	BHP Billiton	285,675

	Brazil—2.3%
14,966	Itau Unibanco Holding ADR	251,878

	Canada—2.1%
5,706	Imperial Oil	227,366

	France—1.4%
3,064	Total SA	154,595

	Taiwan—1.3%
7,325	Taiwan Semiconductor Manufacturing Sponsored ADR	139,761

	TOTAL COMMON STOCKS (Cost $9,306,172)	10,303,930

See Notes to Financial Statements

2013 Semi-Annual Report	5

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Global Select Opportunities Fund Inc. (formerly known as Artio Select Opportunities Fund Inc.)

Face			Fair Value
Value	Currency	Description	(Note 2)
REPURCHASE AGREEMENT—4.0%
	United States—4.0%
433,964	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 04/30/2013, due 05/01/2013, with a maturity value of $433,964 and an effective yield of 0.01%, collateralized by a Federal National Mortgage Association, with a rate of 3.000%, a maturity of 09/16/2014, and an aggregate fair value of $443,063. (Cost $433,964)	$433,964

		TOTAL INVESTMENTS—99.9% (Cost $9,740,136)	10,737,894
		OTHER ASSETS AND LIABILITIES—0.1%	6,605

		TOTAL NET ASSETS—100.0%	$10,744,499

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $9,743,407.

Glossary of Currencies

USD	— United States Dollar

See Notes to Financial Statements

6	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2013

Aberdeen Global Select Opportunities Fund Inc. (formerly known as Artio Select Opportunities Fund Inc.)

At April 30, 2013, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair Value
	Assets	(Note 2)
INDUSTRY SECTOR
Financials	20.1%	$2,157,637
Health Care	16.1	1,729,911
Consumer Staples	15.7	1,684,687
Information Technology	13.9	1,495,271
Consumer Discretionary	8.9	955,241
Energy	7.7	828,689
Industrials	7.0	750,697
Materials	3.8	411,549
Telecommunication Services	2.7	290,248
Short-term Investment	4.0	433,964

Total Investments	99.9	10,737,894
Other Assets and Liabilities (Net)	0.1	6,605

Net Assets	100.0%	$10,744,499

See Notes to Financial Statements

2013 Semi-Annual Report	7

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2013

Aberdeen Select International Equity Fund (formerly known as Artio International Equity Fund)

Share		Fair Value
Amount	Description	(Note 2)
COMMON STOCKS—90.1%†
	Japan—21.1%
140,100	Bridgestone Corp	$5,285,571
215,900	Daikin Industries	8,666,143
188,000	Denso Corp	8,424,392
262,852	Honda Motor	10,456,334
1,484,000	Isuzu Motors	9,887,239
348,397	ITOCHU Corp	4,309,808
124,500	Japan Tobacco	4,709,809
151,200	KDDI Corp	7,264,306
304,600	Komatsu Ltd	8,314,664
2,573,300	Mitsubishi UFJ Financial	17,514,607
133,700	Nitto Denko	8,784,314
212,000	Seven & I	8,139,616
22,300	SMC Corp	4,466,410
382,200	Sumitomo Mitsui Financial	18,068,278
172,600	Suzuki Motor	4,426,186
102,600	Takeda Pharmaceutical	5,635,048
544,789	Toyota Motor	31,543,068
207,100	Unicharm Corp	13,394,210
13,596	Yahoo Japan	6,804,281

		186,094,284

	Switzerland—14.0%
73,536	Coca-Cola HBC AG (1)	1,876,950
84,406	Compagnie Financiere Richemont	6,823,716
130,183	Credit Suisse (1)	3,612,808
70,688	Holcim Ltd (1)	5,513,048
301,554	Nestle SA	21,554,643
345,071	Novartis AG	25,649,553
91,781	Roche Holding	22,961,305
13,861	Swatch Group	7,945,511
18,037	Syngenta AG	7,716,135
50,795	Transocean Ltd (1)	2,595,660
566,211	UBS AG (1)	10,117,985
26,532	Zurich Financial Services (1)	7,414,508

		123,781,822

	United Kingdom—13.9%
97,435	AMEC PLC	1,536,193
158,147	ARM Holdings	2,451,556

See Notes to Financial Statements

8	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Select International Equity Fund (formerly known as Artio International Equity Fund)

Share		Fair Value
Amount	Description	(Note 2)
COMMON STOCKS—Continued
	United Kingdom—Continued

1,698,279	Barclays PLC	$7,560,882
134,613	BHP Billiton	3,752,356
816,876	BT Group	3,511,570
330,988	Compass Group	4,363,321
510,335	Diageo PLC	15,599,774
452,992	Experian PLC	7,981,020
279,825	GlaxoSmithKline PLC	7,231,807
976,777	HSBC Holdings	10,695,005
5,509,561	Lloyds Banking (1)	4,658,844
144,393	Prudential PLC	2,483,304
23,074	Rio Tinto	1,048,283
101,728,578	Rolls-Royce Holdings (1)(4)	158,330
854,862	Rolls-Royce Holdings (1)	15,034,740
93,655	SABMiller PLC	5,055,849
168,022	Standard Chartered	4,228,610
2,795,555	Vodafone Group	8,536,670
48,467	Whitbread PLC	1,927,341
791,159	WPP PLC	13,101,676
138,040	Xstrata PLC	2,070,037

		122,987,168

	France—9.7%
10,644	Air Liquide	1,348,857
205,751	AXA SA	3,855,992
135,304	BNP Paribas	7,547,462
10,971	Christian Dior	1,914,333
34,641	Danone SA	2,649,357
19,082	Essilor International	2,149,475
123,073	European Aeronautic Defence & Space	6,507,416
79,610	Eutelsat Communications	2,877,419
258,970	France Telecom	2,773,746
11,834	Iliad SA	2,708,498
32,632	L’Oreal SA	5,825,184
69,374	Lafarge SA	4,486,703
16,894	LVMH	2,928,906
83,550	Pernod-Ricard SA	10,354,320
22,121	PPR	4,871,902
39,120	Safran SA	1,923,262
121,738	Sanofi	13,356,761

See Notes to Financial Statements

2013 Semi-Annual Report	9

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Select International Equity Fund (formerly known as Artio International Equity Fund)

Share		Fair Value
Amount	Description	(Note 2)
COMMON STOCKS—Continued
	France—Continued

29,912	Schneider Electric	$2,283,344
147,480	Societe Generale (1)	5,362,591

		85,725,528

	Germany—8.3%
26,402	Adidas AG	2,760,306
18,530	Allianz SE	2,737,377
58,787	BASF SE	5,496,640
149,969	Bayer AG	15,663,312
25,255	BMW AG	2,332,399
12,996	Brenntag AG	2,217,987
19,836	Continental AG	2,357,845
42,725	Daimler AG	2,366,648
181,838	Deutsche Post	4,320,030
137,984	Deutsche Telekom	1,633,989
52,642	Fresenius Medical Care AG	3,636,729
36,235	Fresenius SE	4,548,872
84,164	HeidelbergCement AG	6,066,284
39,047	Linde AG	7,392,467
58,359	RWE AG	2,103,169
94,809	SAP AG	7,538,521

		73,172,575

	Netherlands—2.5%
79,720	ASML Holding (3)	5,933,057
24,699	Heineken NV	1,746,037
156,496	Koninklijke (Royal) KPN (1)	326,612
58,269	Koninklijke DSM	3,758,894
79,117	Koninklijke Philips Electronics	2,187,336
133,561	Unilever NV	5,691,127
73,867	Ziggo NV	2,650,367

		22,293,430

	Romania—2.1%
7,725,027	BRD-Groupe Societe Generale	18,297,883

	China—1.9%
446,000	Brilliance China Automotive Holdings (1)	545,963
6,000,000	China Construction Bank-Class H	5,025,385
283,500	China Mobile	3,105,108

See Notes to Financial Statements

10	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Select International Equity Fund (formerly known as Artio International Equity Fund)

Share		Fair Value
Amount	Description	(Note 2)
COMMON STOCKS—Continued
	China—Continued

4,621,000	Industrial Commercial Bank of China-Class H	$3,251,122
136,700	Tencent Holdings	4,685,488

		16,613,066

	Russia—1.7%
4,653,974	Sberbank of Russia	14,883,697

	Brazil—1.5%
149,571	Banco Bradesco ADR	2,481,383
856,763	Banco Santander Brasil ADR	6,357,181
74,821	Grupo BTG Pactual	1,233,733
197,501	Itau Unibanco Holding ADR	3,323,942

		13,396,239

	Italy—1.4%
179,115	Eni SpA	4,288,398
1,847,129	Intesa Sanpaolo	3,353,347
2,389,362	Telecom Italia RSP	1,663,271
607,191	UniCredit SpA (1)	3,170,062

		12,475,078

	Turkey—1.3%
522,194	Akbank TAS	2,742,796
522,469	Turkiye Garanti Bankasi	2,884,074
724,462	Turkiye Is Bankasi-Class C	2,795,326
895,180	Yapi ve Kredi Bankasi AS	2,775,210

		11,197,406

	Hong Kong—1.1%
160,000	Hutchison Whampoa	1,734,917
796,600	Sands China	4,177,721
1,266,000	Wynn Macau (1)	3,841,752

		9,754,390

	Spain—1.1%
21,814	Inditex SA	2,934,916
386,769	Mediaset Espana Comunicacion (1)	3,039,611
224,675	Telefonica SA (1)	3,299,797

		9,274,324

See Notes to Financial Statements

2013 Semi-Annual Report	11

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Select International Equity Fund (formerly known as Artio International Equity Fund)

Share		Fair Value
Amount	Description	(Note 2)
COMMON STOCKS—Continued

	Taiwan—1.0%
2,461,000	Taiwan Semiconductor Manufacturing	$9,131,184

	Bulgaria—1.0%
1,065,941	Central Cooperative Bank (1)	636,576
5,744,865	Chimimport AD (1)	5,421,145
4,078,860	LEV Insurance (4)(10)(12)	1,901,140
1,321,370	Sparki Eltos Lovetch (1)(4)(10)	459,576

		8,418,437

	Denmark—0.9%
45,429	Novo Nordisk-Class B	7,977,258

	Mexico—0.9%
360,865	Cemex Sponsored ADR (1)	4,059,736
485,893	Grupo Financiero Banorte	3,657,208

		7,716,944

	South Korea—0.7%
4,205	Samsung Electronics	5,803,687

	Belgium—0.6%
32,855	Anheuser-Busch InBev	3,129,584
59,143	KBC Groep	2,323,630

		5,453,214

	Canada—0.6%
12,906	BCE Inc	605,492
16,594	Rogers Communications	819,760
128,918	Suncor Energy	4,025,764

		5,451,016

	Czech Republic—0.5%
22,113	Komercni Banka (3)(4)	4,231,991

	Serbia—0.4%
204,573	Komercijalna Banka (1)(4)	3,630,897
78,160	Toza Markovic ad Kikinda (1)(4)(10)(12)	80,069
3,816	Univerzal Banka (1)(4)	31,932

		3,742,898

	India—0.4%
86,309	United Spirits	3,557,933

See Notes to Financial Statements

12	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Select International Equity Fund (formerly known as Artio International Equity Fund)

Share		Fair Value
Amount	Description	(Note 2)
COMMON STOCKS—Continued

	Ireland—0.3%
294,115	Dragon Oil	$2,897,626

	Portugal—0.3%
706,421	Energias de Portugal	2,430,812

	Sweden—0.3%
90,087	Svenska Cellulosa-Class B	2,342,236

	Australia—0.2%
365,917	Telstra Corp	1,891,603

	Norway—0.2%
47,611	Seadrill Ltd	1,825,197

	Ukraine—0.1%
73,365,005	Bogdan Motors PJSC (1)	384,034
36,130,085	Raiffeisen Bank Aval (1)	454,971

		839,005

	Austria—0.1%
76,896	Telekom Austria	527,783

	Venezuela—0.0%
34,619	Banco Provincial (12)	283,685
156	Banco Venezolano de Credito SA (1)(4)(12)	—
15,843,815	Cemex Venezuela SACA-I (1)(4)(12)	—
2,847,910	Siderurgica Venezolana Sivensa S.A.C.A. Sponsored ADR (1)(4)(12)	—

		283,685

	Latvia—0.0%
1,424,182	AS Parex Banka (4)(12)	—

	TOTAL COMMON STOCKS (Cost $826,491,464)	794,469,399

PREFERRED STOCKS—1.9%
	Bulgaria—0.9%
6,328,542	Chimimport AD 9.000% (10)	8,100,500

	Germany—0.7%
21,447	Henkel AG 1.330%	2,024,542

See Notes to Financial Statements

2013 Semi-Annual Report	13

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Select International Equity Fund (formerly known as Artio International Equity Fund)

Share			Fair Value
Amount		Description	(Note 2)
PREFERRED STOCKS—Continued
	Germany—Continued

29,069	Porsche Automobil Holding 3.480%		$2,279,929
11,088	Volkswagen AG 2.350% (3)		2,249,775

			6,554,246

	South Korea—0.3%
3,007	Samsung Electronics 0.930%		2,378,187

	TOTAL PREFERRED STOCKS (Cost $17,917,034)		17,032,933

Face
Value	Currency
FOREIGN GOVERNMENT BONDS—0.4%
	Venezuela—0.4%
		Bonos de la Deuda Publica Nacional
10,000,000	VEF	17.250% due 12/31/2015 (4)	445,198
20,000,000	VEF	18.000% due 04/12/2018 (4)	937,795
49,500,000	VEF	16.000% due 08/23/2018 (4)	2,243,706

		TOTAL FOREIGN GOVERNMENT BONDS (Cost $8,987,054)	3,626,699

Share
Amount
EQUITY LINKED NOTE—0.3%
	Ireland—0.3%
284,305	Ryanair Holdings, Issued by Barclays Bank, Expires 11/04/2013 144A (9)(Cost $1,340,100)		2,208,485

EXCHANGE-TRADED FUND—0.2%
	Russia—0.2%
92,634	Renaissance Pre-IPO Fund (4)(12)(Cost $9,726,570)		1,389,510

RIGHTS—0.0%
	Netherlands—0.0%
156,496	Koninklijke (Royal) KPN (1)(Cost $205,538)		210,451

See Notes to Financial Statements

14	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Select International Equity Fund (formerly known as Artio International Equity Fund)

Share			Fair Value
Amount	Currency	Description	(Note 2)
INVESTMENT COLLATERAL FROM SECURITY LENDING—0.9%
		United States—0.9%
8,383,374	USD	State Street Navigator Securities Lending Prime Portfolio (Cost $8,383,374)	$8,383,374

Face
Value
REPURCHASE AGREEMENT—4.6%
		United States—4.6%
40,398,583	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 04/30/2013, due 05/01/2013, with a maturity value of $40,398,594 and an effective yield of 0.01%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 0.000%-4.625%, maturities ranging from 10/15/2013-10/31/2013, and an aggregate fair value of $41,208,807. (Cost $40,398,583)	40,398,583

TIME DEPOSIT—0.1%
		United States—0.1%
1,100,000	USD	State Street Euro Dollar Time Deposit 0.010% due 05/01/2013 (Cost $1,100,000) (11)	1,100,000

		TOTAL INVESTMENTS—98.5% (Cost $914,549,717)	868,819,434
		OTHER ASSETS AND LIABILITIES—1.5%	13,351,576

		TOTAL NET ASSETS—100.0%	$882,171,010

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $929,276,468.

See Notes to Financial Statements

2013 Semi-Annual Report	15

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)
April 30, 2013

Aberdeen Select International Equity Fund (formerly known as Artio International Equity Fund)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Appreciation
05/17/13	Credit Suisse	MXN	75,830,130	6,230,541	6,182,896	$47,645

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Depreciation
05/17/13	Credit Suisse	CHF	44,451,287	47,857,390	47,653,099	$(204,291)
05/17/13	JPMorgan Chase Bank N.A.	EUR	23,747,267	31,311,191	31,040,784	(270,407)
05/17/13	UBS AG	EUR	25,843,585	34,075,223	33,769,683	(305,540)
05/17/13	Deutsche Bank AG London	JPY	5,894,540,896	60,516,925	59,475,934	(1,040,991)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(1,821,229)

Glossary of Currencies

CHF	— Swiss Franc
EUR	— Euro
JPY	— Japanese Yen
MXN	— Mexican Peso
USD	— United States Dollar
VEF	— Bolivar Fuerte

See Notes to Financial Statements

16	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2013

Aberdeen Select International Equity Fund (formerly known as Artio International Equity Fund)

At April 30, 2013, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair Value
	Assets	(Note 2)
INDUSTRY SECTOR
Financials	22.8%	$200,601,633
Consumer Discretionary	16.6	146,047,814
Health Care	12.3	108,810,120
Consumer Staples	12.2	107,651,171
Industrials	9.8	86,375,182
Materials	7.0	61,493,754
Information Technology	5.1	44,725,961
Telecommunication Services	4.7	41,529,023
Energy	1.9	17,168,838
Utilities	0.5	4,533,981
Short-term Investments	5.6	49,881,957

Total Investments	98.5	868,819,434
Other Assets and Liabilities (Net)	1.5	13,351,576

Net Assets	100.0%	$882,171,010

See Notes to Financial Statements

2013 Semi-Annual Report	17

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2013

Aberdeen Select International Equity Fund II (formerly known as Artio International Equity Fund II)

Share		Fair Value
Amount	Description	(Note 2)
COMMON STOCKS—90.3%†
	Japan—21.2%
76,900	Bridgestone Corp	$2,901,217
118,500	Daikin Industries	4,756,544
103,200	Denso Corp	4,624,453
144,332	Honda Motor	5,741,572
815,000	Isuzu Motors	5,429,987
191,288	ITOCHU Corp	2,366,308
68,400	Japan Tobacco	2,587,558
83,000	KDDI Corp	3,987,681
167,230	Komatsu Ltd	4,564,876
1,412,800	Mitsubishi UFJ Financial	9,615,916
73,400	Nitto Denko	4,822,503
116,400	Seven & I	4,469,110
12,200	SMC Corp	2,443,507
209,800	Sumitomo Mitsui Financial	9,918,171
94,800	Suzuki Motor	2,431,069
56,300	Takeda Pharmaceutical	3,092,136
299,094	Toyota Motor	17,317,423
113,700	Unicharm Corp	7,353,557
7,464	Yahoo Japan	3,735,448

		102,159,036

	United Kingdom—14.0%
57,510	AMEC PLC	906,722
86,823	ARM Holdings	1,345,909
932,363	Barclays PLC	4,150,959
73,903	BHP Billiton	2,060,057
448,469	BT Group	1,927,869
181,714	Compass Group	2,395,484
280,176	Diageo PLC	8,564,340
248,695	Experian PLC	4,381,622
150,977	GlaxoSmithKline PLC	3,901,855
536,255	HSBC Holdings	5,871,606
3,024,775	Lloyds Banking (1)	2,557,727
79,272	Prudential PLC	1,363,338
14,096	Rio Tinto	640,400
62,088,250	Rolls-Royce Holdings (1)(4)	96,634
469,323	Rolls-Royce Holdings (1)	8,254,138
51,417	SABMiller PLC	2,775,683
92,245	Standard Chartered	2,321,530

See Notes to Financial Statements

18	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Select International Equity Fund II (formerly known as Artio International Equity Fund II)

Share		Fair Value
Amount	Description	(Note 2)
COMMON STOCKS—Continued
	United Kingdom—Continued

1,534,773	Vodafone Group	$4,686,673
28,607	Whitbread PLC	1,137,587
434,350	WPP PLC	7,192,882
75,785	Xstrata PLC	1,136,466

		67,669,481

	Switzerland—14.0%
43,404	Coca-Cola HBC AG (1)	1,107,854
46,339	Compagnie Financiere Richemont	3,746,228
71,471	Credit Suisse	1,983,446
38,808	Holcim Ltd	3,026,686
165,555	Nestle SA	11,833,632
186,797	Novartis AG	13,884,852
49,632	Roche Holding	12,416,682
7,610	Swatch Group	4,362,264
9,902	Syngenta AG	4,236,024
27,887	Transocean Ltd (1)	1,425,045
310,853	UBS AG (1)	5,554,830
14,566	Zurich Financial Services (1)	4,070,546

		67,648,089

	France—9.8%
5,844	Air Liquide	740,579
112,958	AXA SA	2,116,953
74,283	BNP Paribas	4,143,618
6,023	Christian Dior	1,050,955
19,018	Danone SA	1,454,504
10,476	Essilor International	1,180,060
67,568	European Aeronautic Defence & Space	3,572,620
43,706	Eutelsat Communications	1,579,707
142,176	France Telecom	1,522,802
6,497	Iliad SA	1,486,996
17,915	L’Oreal SA	3,198,032
38,087	Lafarge SA	2,463,243
9,275	LVMH	1,608,003
45,869	Pernod-Ricard SA	5,684,528
12,145	PPR	2,674,800
21,477	Safran SA	1,055,877
66,835	Sanofi	7,332,954

See Notes to Financial Statements

2013 Semi-Annual Report	19

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Select International Equity Fund II (formerly known as Artio International Equity Fund II)

Share		Fair Value
Amount	Description	(Note 2)
COMMON STOCKS—Continued
	France—Continued

16,422	Schneider Electric	$1,253,579
80,967	Societe Generale (1)	2,944,080

		47,063,890

	Germany—8.4%
14,495	Adidas AG	1,515,440
10,173	Allianz SE	1,502,824
32,274	BASF SE (3)	3,017,650
82,334	Bayer AG	8,599,265
13,865	BMW AG	1,280,487
7,135	Brenntag AG	1,217,708
10,890	Continental AG	1,294,461
23,456	Daimler AG	1,299,288
99,830	Deutsche Post	2,371,718
83,388	Deutsche Telekom	987,470
28,901	Fresenius Medical Care AG	1,996,602
19,893	Fresenius SE	2,497,329
46,206	HeidelbergCement AG	3,330,387
21,437	Linde AG	4,058,502
32,039	RWE AG	1,154,637
52,051	SAP AG	4,138,717

		40,262,485

	Romania—3.7%
7,560,369	BRD-Groupe Societe Generale	17,907,866

	Netherlands—2.6%
43,767	ASML Holding (3)	3,257,302
14,578	Heineken NV	1,030,557
91,898	Koninklijke (Royal) KPN	191,794
31,990	Koninklijke DSM	2,063,653
43,436	Koninklijke Philips Electronics	1,200,869
73,326	Unilever NV	3,124,472
40,553	Ziggo NV	1,455,052

		12,323,699

	China—1.9%
244,000	Brilliance China Automotive Holdings (1)	298,688
3,294,000	China Construction Bank-Class H	2,758,936
155,500	China Mobile	1,703,154

See Notes to Financial Statements

20	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Select International Equity Fund II (formerly known as Artio International Equity Fund II)

Share		Fair Value
Amount	Description	(Note 2)
COMMON STOCKS—Continued
	China—Continued

2,537,000	Industrial Commercial Bank of China-Class H	$1,784,916
75,000	Tencent Holdings	2,570,678

		9,116,372

	Russia—1.7%
2,560,357	Sberbank of Russia	8,188,180

	Brazil—1.5%
82,115	Banco Bradesco ADR	1,362,288
470,367	Banco Santander Brasil ADR	3,490,123
44,163	Grupo BTG Pactual	728,209
108,429	Itau Unibanco Holding ADR	1,824,860

		7,405,480

	Italy—1.4%
98,335	Eni SpA	2,354,351
1,014,083	Intesa Sanpaolo	1,841,004
1,440,818	Telecom Italia RSP	1,002,975
333,351	UniCredit SpA (1)	1,740,381

		6,938,711

	Turkey—1.2%
272,107	Akbank TAS	1,429,228
270,288	Turkiye Garanti Bankasi	1,492,013
370,600	Turkiye Is Bankasi-Class C	1,429,955
461,128	Yapi ve Kredi Bankasi AS	1,429,575

		5,780,771

	Spain—1.1%
11,976	Inditex SA	1,611,284
212,338	Mediaset Espana Comunicacion (1)	1,668,761
123,348	Telefonica SA	1,811,609

		5,091,654

	Taiwan—1.0%
1,351,000	Taiwan Semiconductor Manufacturing	5,012,690

	Hong Kong—0.9%
21,000	Hutchison Whampoa	227,708
415,600	Sands China	2,179,589

See Notes to Financial Statements

2013 Semi-Annual Report	21

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Select International Equity Fund II (formerly known as Artio International Equity Fund II)

Share		Fair Value
Amount	Description	(Note 2)
COMMON STOCKS—Continued
	Hong Kong—Continued

620,400	Wynn Macau (1)	$1,882,641

		4,289,938

	Denmark—0.9%
24,141	Novo Nordisk-Class B	4,239,120

	Mexico—0.9%
198,118	Cemex Sponsored ADR (1)	2,228,826
266,758	Grupo Financiero Banorte	2,007,827

		4,236,653

	South Korea—0.7%
2,309	Samsung Electronics	3,186,852

	Canada—0.6%
8,190	BCE Inc	384,238
10,562	Rogers Communications	521,774
70,777	Suncor Energy	2,210,176

		3,116,188

	Belgium—0.6%
18,038	Anheuser-Busch InBev	1,718,199
32,470	KBC Groep	1,275,692

		2,993,891

	Czech Republic—0.4%
10,783	Komercni Banka (3)	2,063,653

	India—0.4%
47,384	United Spirits	1,953,320

	Ireland—0.3%
161,471	Dragon Oil	1,590,815

	Portugal—0.3%
387,828	Energias de Portugal	1,334,526

	Sweden—0.3%
49,458	Svenska Cellulosa-Class B	1,285,894

	Norway—0.2%
28,102	Seadrill Ltd	1,077,307

See Notes to Financial Statements

22	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Select International Equity Fund II (formerly known as Artio International Equity Fund II)

Share		Fair Value
Amount	Description	(Note 2)
COMMON STOCKS—Continued

	Australia—0.2%
200,890	Telstra Corp	$1,038,498

	Austria—0.1%
45,155	Telekom Austria	309,926

	Ukraine—0.0%
12,591,806	Raiffeisen Bank Aval (1)	158,563

	TOTAL COMMON STOCKS (Cost $387,563,975)	435,443,548

PREFERRED STOCKS—1.0%
	Germany—0.7%
11,775	Henkel AG 1.330%	1,111,530
15,959	Porsche Automobil Holding 3.480%	1,251,691
6,087	Volkswagen AG 2.350%	1,235,063

		3,598,284

	South Korea—0.3%
1,651	Samsung Electronics 0.930%	1,305,748

	TOTAL PREFERRED STOCKS (Cost $4,321,773)	4,904,032

EQUITY LINKED NOTE—0.3%
	Ireland—0.3%
156,085	Ryanair Holdings, Issued by Barclays Bank, Expires 11/04/2013 144A (9)(Cost $1,108,426)	1,212,470

RIGHTS—0.0%
	Netherlands—0.0%
91,898	Koninklijke (Royal) KPN (1)(Cost $120,697)	123,582

See Notes to Financial Statements

2013 Semi-Annual Report	23

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Select International Equity Fund II (formerly known as Artio International Equity Fund II)

Share			Fair Value
Amount	Currency	Description	(Note 2)
INVESTMENT COLLATERAL FROM SECURITY LENDING—1.2%
		United States—1.2%
5,738,033	USD	State Street Navigator Security Lending Prime Portfolio (Cost $5,738,033)	$5,738,033

Face
Value
TIME DEPOSIT—0.2%
		United States—0.2%
860,000	USD	State Street Euro Dollar Time Deposit 0.010% due 05/01/2013 (Cost $860,000) (11)	860,000

		TOTAL INVESTMENTS—93.0% (Cost $399,712,904)	448,281,665
		OTHER ASSETS AND LIABILITIES—7.0%	33,911,857

		TOTAL NET ASSETS—100.0%	$482,193,522

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $400,215,640.

See Notes to Financial Statements

24	2013 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)
April 30, 2013

Aberdeen Select International Equity Fund II (formerly known as Artio International Equity Fund II)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
05/17/13	Credit Suisse	CHF	3,725,400	4,010,861	4,012,408	$(1,547)
05/17/13	UBS AG	EUR	2,921,300	3,851,786	3,847,703	4,083
05/17/13	Deutsche Bank AG London	JPY	307,413,452	3,156,093	3,141,248	14,845
05/17/13	Credit Suisse	MXN	47,824,411	3,929,467	3,899,418	30,049

Net unrealized appreciation on forward foreign exchange contracts to buy						$47,430

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Depreciation
05/17/13	Credit Suisse	CHF	28,034,518	30,182,678	30,053,836	$(128,842)
05/17/13	JPMorgan Chase Bank N.A.	EUR	14,801,850	19,516,501	19,348,704	(167,797)
05/17/13	UBS AG	EUR	15,204,305	20,047,145	19,867,389	(179,756)
05/17/13	Deutsche Bank AG London	JPY	3,575,046,458	36,703,591	36,072,229	(631,362)
05/17/13	Credit Suisse	MXN	7,131,500	585,956	585,519	(437)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(1,108,194)

Glossary of Currencies

CHF	— Swiss Franc
EUR	— Euro
JPY	— Japanese Yen
MXN	— Mexican Peso
USD	— United States Dollar

See Notes to Financial Statements

2013 Semi-Annual Report	25

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2013

Aberdeen Select International Equity Fund II (formerly known as Artio International Equity Fund II)

At April 30, 2013, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair Value
	Assets	(Note 2)
INDUSTRY SECTOR
Financials	23.0%	$111,028,813
Consumer Discretionary	16.5	79,711,024
Consumer Staples	12.3	59,252,770
Health Care	12.3	59,140,855
Industrials	8.1	38,976,178
Materials	7.0	33,824,976
Information Technology	5.1	24,553,344
Telecommunication Services	4.8	23,142,093
Energy	2.0	9,564,416
Utilities	0.5	2,489,163
Short-term Investments	1.4	6,598,033

Total Investments	93.0	448,281,665
Other Assets and Liabilities (Net)	7.0	33,911,857

Net Assets	100.0%	$482,193,522

See Notes to Financial Statements

26	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2013

Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—31.7%†
		Federal Home Loan Mortgage Corporation
12,181,616	USD	6.500% due 05/01/2022-12/01/2038	$13,822,657
14,702,242	USD	4.500% due 03/01/2039-11/01/2041	15,768,558

			29,591,215

35,800,000	USD	Federal Home Loan Mortgage Corporation TBA 3.500% due 05/01/2043	38,065,471

		Federal National Mortgage Association Corporation
23,622,936	USD	3.500% due 10/01/2018-06/01/2027	25,119,348
21,262,920	USD	4.500% due 10/01/2019-06/01/2040	22,941,423
20,510,561	USD	5.500% due 01/01/2029-02/01/2041	22,356,522
7,232,961	USD	5.000% due 05/01/2035	7,862,045
608,441	USD	2.761% due 02/01/2036 (6)	654,777

			78,934,115

		Federal National Mortgage Association Corporation TBA
60,710,000	USD	3.000% due 05/01/2028-05/01/2043	63,685,924
43,280,000	USD	4.000% due 05/01/2028-05/01/2043	46,295,181
38,360,000	USD	3.500% due 05/01/2043	40,883,371

			150,864,476

		Government National Mortgage Association
5,012,965	USD	6.000% due 04/15/2037-09/15/2038	5,688,383
6,326,477	USD	5.000% due 04/15/2038-03/15/2042	6,944,037
20,719,956	USD	4.500% due 02/15/2039-04/15/2041	22,666,359

			35,298,779

		Government National Mortgage Association TBA
9,530,000	USD	3.500% due 05/01/2043	10,383,233
25,930,000	USD	4.000% due 05/01/2043	28,393,350

			38,776,583

		U.S. Treasury Bonds
6,700,000	USD	4.250% due 11/15/2040	8,578,097
14,620,000	USD	4.750% due 02/15/2041	20,200,732
7,063,000	USD	3.125% due 11/15/2041-02/15/2042	7,424,262
705,000	USD	3.000% due 05/15/2042	721,964

See Notes to Financial Statements

2013 Semi-Annual Report	27

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—Continued
		U.S. Treasury Bonds—Continued

7,345,000	USD	2.750% due 11/15/2042	$7,125,796

			44,050,851

10,690,923	USD	U.S. Treasury Inflation Indexed Bonds (TIPS) 0.625% due 02/15/2043	11,194,561

		U.S. Treasury Notes
19,880,000	USD	3.500% due 05/31/2013	19,939,024
67,499,000	USD	0.625% due 07/15/2014-04/30/2018	67,737,535
5,270,000	USD	0.125% due 04/30/2015	5,261,768
39,600,000	USD	0.375% due 01/15/2016-02/15/2016	39,695,727
2,650,000	USD	0.875% due 01/31/2018	2,680,642
65,040,000	USD	0.750% due 02/28/2018-03/31/2018	65,348,594
2,470,000	USD	1.375% due 01/31/2020	2,522,873
17,340,000	USD	2.000% due 02/15/2023	17,849,362

			221,035,525

		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $635,707,337)	647,811,576

CORPORATE BONDS—29.2%
		United States—15.2%
1,920,000	USD	AbbVie Inc 4.400% due 11/06/2042 144A (5)(9)	2,036,122

5,160,000	USD	Anheuser-Busch InBev Worldwide 2.500% due 07/15/2022 (5)	5,202,276

		Apple Inc
5,710,000	USD	1.000% due 05/03/2018 (5)	5,688,930
3,840,000	USD	3.850% due 05/04/2043 (5)	3,817,651

			9,506,581

380,000	USD	Avon Products 2.375% due 03/15/2016 (5)	388,398

		Bank of America
4,870,000	USD	4.500% due 04/01/2015	5,168,307
3,370,000	USD	3.700% due 09/01/2015	3,551,950
5,100,000	USD	3.750% due 07/12/2016	5,429,429

			14,149,686

See Notes to Financial Statements

28	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
CORPORATE BONDS—Continued
		United States—Continued

7,480,000	USD	Berkshire Hathaway 4.500% due 02/11/2043 (5)	$7,875,901

1,510,000	USD	Best Buy 3.750% due 03/15/2016 (5)	1,555,300

		Boeing Co
9,479,000	USD	7.950% due 08/15/2024	13,999,061
2,430,000	USD	8.750% due 09/15/2031	3,802,969

			17,802,030

3,730,000	USD	Burlington Northern Santa Fe 4.400% due 03/15/2042 (5)	3,886,365

5,264,000	USD	Campbell Soup 2.500% due 08/02/2022 (5)	5,094,162

1,080,000	USD	Carnival Corp 1.875% due 12/15/2017 (5)	1,084,853

2,630,000	USD	CBS Corp 3.375% due 03/01/2022 (5)	2,748,687

5,340,000	USD	Celgene Corp 3.950% due 10/15/2020 (5)	5,882,373

10,540,000	USD	Citigroup Inc 4.450% due 01/10/2017	11,665,556

		Comcast Corp
5,470,000	USD	5.700% due 07/01/2019 (5)	6,750,707
3,930,000	USD	2.850% due 01/15/2023 (5)	4,051,170

			10,801,877

1,120,000	USD	CSX Corp 4.400% due 03/01/2043 (5)	1,152,339

2,470,000	USD	Devon Energy 1.875% due 05/15/2017 (5)	2,512,741

7,110,000	USD	DIRECTV Holdings/Financing 2.400% due 03/15/2017 (5)	7,364,943

4,570,000	USD	Dow Chemical 4.375% due 11/15/2042 (5)	4,545,907

See Notes to Financial Statements

2013 Semi-Annual Report	29

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
CORPORATE BONDS—Continued
		United States—Continued

6,710,000	USD	Edison International 3.750% due 09/15/2017 (5)	$7,335,915

1,520,000	USD	FedEx Corp 4.100% due 04/15/2043 (5)	1,520,742

3,500,000	USD	Florida Power 3.850% due 11/15/2042 (5)	3,489,538

3,810,000	USD	Freeport-McMoRan Copper & Gold 3.550% due 03/01/2022 (5)	3,818,477

7,330,000	USD	General Electric Capital 5.625% due 05/01/2018	8,727,956

1,120,000	USD	George Washington University 4.363% due 09/15/2043 (5)	1,191,639

1,500,000	USD	Georgia Power 4.300% due 03/15/2043 (5)	1,576,083

4,510,000	USD	Gilead Sciences 4.400% due 12/01/2021 (5)	5,183,568

		Goldman Sachs Group
6,800,000	USD	3.625% due 02/07/2016	7,245,862
3,310,000	USD	5.750% due 01/24/2022	3,959,101

			11,204,963

5,885,000	USD	Harley-Davidson Financial Services 3.875% due 03/15/2016 144A (5)(9)	6,321,538

		JPMorgan Chase
8,640,000	USD	2.000% due 08/15/2017	8,875,440
6,090,000	USD	4.350% due 08/15/2021	6,850,416

			15,725,856

5,885,000	USD	Lockheed Martin 4.070% due 12/15/2042 144A (5)(9)	5,633,605

650,000	USD	Merck & Co 6.300% due 01/01/2026	882,766

1,370,000	USD	MetLife Inc 5.000% due 06/15/2015 (5)	1,491,546

See Notes to Financial Statements

30	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
CORPORATE BONDS—Continued
		United States—Continued

5,210,000	USD	Metropolitan Life Global Funding I 2.500% due 09/29/2015 144A (9)	$5,422,365

12,990,000	USD	Morgan Stanley 5.550% due 04/27/2017 (5)	14,676,388

5,350,000	USD	Mylan Inc 3.125% due 01/15/2023 144A (5)(9)	5,338,669

5,270,000	USD	Newmont Mining 4.875% due 03/15/2042 (5)	4,957,468

		News America
530,000	USD	7.750% due 01/20/2024	687,738
480,000	USD	7.430% due 10/01/2026	621,001

			1,308,739

		Omnicom Group
6,752,000	USD	6.250% due 07/15/2019 (5)	8,174,694
4,000,000	USD	3.625% due 05/01/2022 (5)	4,163,732

			12,338,426

6,446,000	USD	Pfizer Inc 6.200% due 03/15/2019 (5)	8,127,562

2,150,000	USD	Pharmacia Corp 6.750% due 12/15/2027	2,989,285

2,790,000	USD	Phillips 66 4.300% due 04/01/2022 (5)	3,120,300

3,760,000	USD	Procter & Gamble 6.450% due 01/15/2026 (5)	5,242,583

8,317,000	USD	Sempra Energy 9.800% due 02/15/2019 (5)	11,757,527

1,770,000	USD	Time Warner 7.570% due 02/01/2024	2,414,200

		Time Warner Cable
2,460,000	USD	8.750% due 02/14/2019 (5)	3,293,108
6,230,000	USD	5.000% due 02/01/2020 (5)	7,203,475

			10,496,583

See Notes to Financial Statements

2013 Semi-Annual Report	31

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
CORPORATE BONDS—Continued
		United States—Continued

360,000	USD	United Technologies 8.875% due 11/15/2019	$493,026

780,000	USD	UnitedHealth Group 3.950% due 10/15/2042 (5)	768,357

1,500,000	USD	Valero Energy 8.750% due 06/15/2030 (5)	2,051,013

5,320,000	USD	Validus Holdings 8.875% due 01/26/2040 (5)	7,474,600

4,240,000	USD	Wal-Mart Stores 4.250% due 04/15/2021	4,914,308

4,050,000	USD	Whirlpool Corp 5.150% due 03/01/2043 (5)	4,255,359

4,053,000	USD	Williams Partners 4.125% due 11/15/2020 (5)	4,429,828

2,303,000	USD	Wyeth LLC 6.450% due 02/01/2024 (5)	3,121,654

		Zimmer Holdings
3,860,000	USD	4.625% due 11/30/2019 (5)	4,416,570
2,250,000	USD	3.375% due 11/30/2021 (5)	2,359,150

			6,775,720

			311,834,249

		Germany—2.1%
		KFW
7,997,000	USD	1.375% due 01/13/2014	8,063,975
10,300,000	AUD	3.750% due 07/18/2018	10,724,814

			18,788,789

20,280,000	USD	Landwirtschaftliche Rentenbank 4.875% due 01/10/2014	20,921,538

3,930,000	USD	Norddeutsche Landesbank Girozentrale 0.875% due 10/16/2015 144A (9)	3,949,685

			43,660,012

See Notes to Financial Statements

32	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
CORPORATE BONDS—Continued

		United Kingdom—1.8%
7,920,000	USD	Anglo American Capital 2.625% due 09/27/2017 144A (5)(9)	$8,116,305

3,970,000	USD	BAE Systems 4.750% due 10/11/2021 144A (5)(9)	4,484,504

11,240,000	USD	Vodafone Group 2.950% due 02/19/2023 (5)	11,335,192

11,927,000	USD	WPP Finance 2010 4.750% due 11/21/2021 (5)	13,271,805

			37,207,806

		Canada—1.4%
7,620,000	USD	Bank of Montreal 2.550% due 11/06/2022 (5)	7,639,210

6,490,000	USD	CDP Financial 4.400% due 11/25/2019 144A (5)(9)	7,537,187

8,770,000	USD	National Bank of Canada 1.450% due 11/07/2017 (5)	8,780,305

3,900,000	USD	Royal Bank of Canada 0.625% due 12/05/2016	3,904,840

			27,861,542

		France—1.2%
7,840,000	USD	LVMH Moet Hennessy Louis Vuitton SA 1.625% due 06/29/2017 144A (5)(9)	7,972,653

8,710,000	USD	Pernod-Ricard SA 4.250% due 07/15/2022 144A (5)(9)	9,616,189

		Sanofi Aventis
2,670,000	USD	1.250% due 04/10/2018 (5)	2,684,949
3,530,000	USD	4.000% due 03/29/2021 (5)	4,009,148

			6,694,097

			24,282,939

		Norway—1.1%
10,460,000	USD	DNB Bank ASA 3.200% due 04/03/2017 144A (9)	11,173,822

See Notes to Financial Statements

2013 Semi-Annual Report	33

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
CORPORATE BONDS—Continued
		Norway—Continued

		Sparebank 1 Boligkreditt
5,380,000	USD	2.625% due 05/26/2017 144A (9)	$5,685,379
6,280,000	USD	1.250% due 05/02/2019 144A (9)	6,269,996

			11,955,375

			23,129,197

		Supranational—1.0%
8,930,000	AUD	International Bank for Reconstruction & Development 5.750% due 10/21/2019	10,330,621

9,970,000	AUD	International Finance 3.250% due 07/26/2017	10,289,689

			20,620,310

		Netherlands—0.9%
4,360,000	USD	Deutsche Telekom International Finance 3.125% due 04/11/2016 144A (5)(9)	4,624,648

1,560,000	USD	Enel Finance International 6.000% due 10/07/2039 144A (5)(9)	1,587,609

1,780,000	USD	MDC-GMTN 3.750% due 04/20/2016 144A (9)	1,883,279

8,600,000	USD	Rabobank Nederland 3.875% due 02/08/2022	9,357,840

			17,453,376

		Ireland—0.6%
11,455,000	USD	Iberdrola Finance 5.000% due 09/11/2019 144A (5)(9)	12,556,284

		Italy—0.6%
11,860,000	USD	Intesa Sanpaolo 3.125% due 01/15/2016	11,863,321

		Switzerland—0.5%
2,970,000	USD	Credit Suisse Guernsey 1.625% due 03/06/2015 144A (9)	3,029,065

6,020,000	USD	Noble Holding International 3.950% due 03/15/2022 (5)	6,309,050

See Notes to Financial Statements

34	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
CORPORATE BONDS—Continued
		Switzerland—Continued

1,880,000	USD	Pentair Finance SA 1.875% due 09/15/2017 (5)	$1,889,586

			11,227,701

		Brazil—0.5%
740,000	USD	Embraer SA 5.150% due 06/15/2022 (5)	809,338

8,650,000	USD	Petrobras International Finance 5.875% due 03/01/2018 (5)	9,882,832

			10,692,170

		Sweden—0.5%
9,080,000	USD	Nordea Bank AB 3.125% due 03/20/2017 144A (9)	9,703,614

		Philippines—0.5%
9,610,000	USD	Asian Development Bank 1.625% due 07/15/2013	9,638,446

		Hong Kong—0.4%
7,040,000	USD	Hutchison Whampoa International 11 3.500% due 01/13/2017 144A (9)	7,489,096

		Australia—0.3%
4,080,000	USD	Commonwealth Bank of Australia 0.750% due 01/15/2016 144A (9)	4,091,297

2,300,000	USD	Rio Tinto Finance 3.500% due 11/02/2020 (5)	2,449,868

			6,541,165

		United Arab Emirates—0.3%
5,420,000	USD	IPIC GMTN 3.750% due 03/01/2017 144A (9)	5,833,275

		Chile—0.3%
4,990,000	USD	Corp Nacional del Cobre de Chile 3.875% due 11/03/2021 144A (9)	5,400,592

		TOTAL CORPORATE BONDS (Cost $571,165,819)	596,995,095

See Notes to Financial Statements

2013 Semi-Annual Report	35

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
ASSET BACKED SECURITIES—24.6%
		United States—23.9%
		Ally Auto Receivables Trust
2,579,860	USD	Series 2010-5, Class A3 1.110% due 01/15/2015 (5)	$2,583,193
5,928,181	USD	Series 2011-4, Class A3 0.790% due 09/15/2015 (5)	5,940,556

			8,523,749

		Ally Master Owner Trust
3,830,000	USD	Series 2011-3, Class A1 0.829% due 05/15/2016 (5)(6)	3,846,578
5,720,000	USD	Series 2012-1, Class A2 1.440% due 02/15/2017 (5)	5,800,409
5,820,000	USD	Series 2012-5, Class A 1.540% due 09/15/2019 (5)	5,873,553

			15,520,540

4,837,000	USD	Banc of America Credit Card Trust Series 2006-A14, Class A14 0.259% due 04/15/2016 (5)(6)	4,837,808

838,700	USD	Banc of America Mortgage Securities Series 2004-7, Class 2A3 5.750% due 08/25/2034 (5)	863,350

4,140,000	USD	Banc of America Remic Trust Series 2012-PARK, Class A 2.959% due 12/10/2030 144A (9)	4,299,663

1,753,374	USD	Bear Stearns Adjustable Rate Mortgage Trust Series 2004-3, Class 4A 4.677% due 07/25/2034 (5)(6)	1,786,207

5,322,000	USD	Bear Stearns Commercial Mortgage Securities Series 2005-PW10, Class AM 5.449% due 12/11/2040 (5)(6)	5,891,241

7,630,000	USD	BMW Floorplan Master Owner Trust Series 2012-1A, Class A 0.599% due 09/15/2017 144A (5)(6)(9)	7,653,325

See Notes to Financial Statements

36	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued

2,800,000	USD	Citibank Credit Card Issuance Trust Series 2005-A2, Class A2 4.850% due 03/10/2017 (5)	$3,030,493

		Citigroup Commercial Mortgage Trust
2,573,743	USD	2.110% due 01/12/2018	2,663,389
5,590,000	USD	Series 2007-C6, Class AM 5.696% due 12/10/2049 (5)(6)	6,388,495

			9,051,884

2,654,532	USD	Citigroup Mortgage Loan Trust Series 2005-11, Class A3 2.570% due 11/25/2035 (5)(6)	2,589,022

6,505,000	USD	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class A4 5.322% due 12/11/2049 (5)	7,429,695

		CNH Equipment Trust
456,246	USD	Series 2011-B, Class A2 0.710% due 12/15/2014 (5)	456,322
587,467	USD	Series 2011-C, Class A2 0.900% due 04/15/2015 (5)	588,029
4,620,000	USD	Series 2013-A, Class A2 0.440% due 07/15/2016 (5)	4,623,243
3,120,000	USD	Series 2012-A, Class A3 0.940% due 05/15/2017 (5)	3,132,015
2,595,000	USD	Series 2013-A, Class A3 0.690% due 06/15/2018 (5)	2,603,214

			11,402,823

		Commercial Mortgage Pass Through Certificates
5,980,000	USD	Series 2012-9W57, Class A 2.365% due 02/10/2029 144A (9)	6,284,005
3,820,000	USD	Series 2012-LTRT, Class A2 3.400% due 10/05/2030 144A (5)(9)	3,956,603
6,300,000	USD	Series 2013-WWP, Class A2 3.424% due 03/10/2031 144A (5)(9)	6,657,818
6,966,968	USD	Series 2006-C4, Class A3 5.467% due 09/15/2039 (5)	7,845,869

See Notes to Financial Statements

2013 Semi-Annual Report	37

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued
		Commercial Mortgage Pass Through Certificates—Continued

7,240,000	USD	Series 2007-C9, Class A4 5.800% due 12/10/2049 (5)(6)	$8,560,840

			33,305,135

5,545,000	USD	Commercial Mortgage Trust Series 2007-GG11, Class A4 5.736% due 12/10/2049 (5)	6,496,137

		Countrywide Alternative Loan Trust
2,200,773	USD	Series 2004-2CB, Class 1A2 5.125% due 03/25/2034 (5)	2,227,208
4,498,840	USD	Series 2004-28CB, Class 3A1 6.000% due 01/25/2035 (5)	4,413,160
1,930,798	USD	Series 2005-10CB, Class 1A6 5.500% due 05/25/2035 (5)	1,933,518
3,806,427	USD	Series 2005-86CB, Class A8 5.500% due 02/25/2036 (5)	3,497,638

			12,071,524

1,458,440	USD	Countrywide Home Loans Series 2005-21, Class A2 5.500% due 10/25/2035 (5)	1,473,605

		Credit Suisse Commercial Mortgage Securities
7,796,949	USD	Series 2013-TH1, Class A1 2.130% due 02/25/2043 144A (5)(6)(9)	7,775,761
6,030,486	USD	Series 2013-IVR1, Class A1 2.500% due 03/25/2043 144A (5)(6)(9)	6,055,811
8,020,000	USD	Series 2013-IVR2, Class A1 2.500% due 04/25/2043 (5)(6)(9)	8,008,409

			21,839,981

		Credit Suisse First Boston Mortgage Securities
4,305,139	USD	Series 2004-8, Class 5A1 6.000% due 12/25/2034 (5)	4,376,212
1,392,819	USD	Series 2005-9, Class 1A3 5.250% due 10/25/2035 (5)	1,451,451

			5,827,663

See Notes to Financial Statements

38	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued

8,800,000	USD	DBUBS Mortgage Trust Series 2011-LC2A, Class A4 4.537% due 07/10/2044 144A (5)(9)	$10,243,174

7,400,000	USD	Discover Card Master Trust Series 2012-A6, Class A6 1.670% due 01/18/2022 (5)	7,494,616

4,890,000	USD	Dryrock Issuance Trust Series 2012-2, Class A 0.640% due 08/15/2018 (5)	4,889,318

		FDIC Structured Sale Guaranteed Notes
4,225,939	USD	Series 2010-C1, Class A 2.980% due 12/06/2020 144A (5)(9)	4,449,318
1,744,186	USD	Series 2010-S1, Class 2A 3.250% due 04/25/2038 144A (5)(9)	1,842,296
3,745,971	USD	Series 2010-S2, Class 2A 2.570% due 07/29/2047 144A (5)(9)	3,802,160

			10,093,774

3,428,401	USD	FDIC Trust Series 2010-R1, Class A 2.184% due 05/25/2050 144A (5)(9)	3,497,394

665,723	USD	Ford Credit Auto Lease Trust Series 2011-B, Class A2 0.820% due 01/15/2014 (5)	665,872

4,350,000	USD	Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A 1.920% due 01/15/2019	4,499,464

2,600,000	USD	GE Capital Credit Card Master Note Trust Series 2011-1, Class A 0.749% due 01/15/2017 (5)(6)	2,609,933

		GE Dealer Floorplan Master Note Trust
3,810,000	USD	Series 2012-4, Class A 0.639% due 10/20/2017 (5)(6)	3,819,756

See Notes to Financial Statements

2013 Semi-Annual Report	39

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued
		GE Dealer Floorplan Master Note Trust—Continued

6,830,000	USD	Series 2013-1, Class A 0.599% due 04/20/2018 (5)(6)	$6,830,000

			10,649,756

1,413,092	USD	GE Equipment Small Ticket Series 2011-1A, Class A3 1.450% due 01/21/2018 144A (5)(9)	1,418,262

		GE Equipment Transportation
2,680,000	USD	Series 2012-2, Class A2 0.470% due 04/24/2015 (5)	2,681,816
1,730,000	USD	Series 2012-1, Class A3 0.990% due 11/23/2015 (5)	1,738,839

			4,420,655

3,980,000	USD	Greenwich Capital Commercial Funding Series 2007-GG9, Class A4 5.444% due 03/10/2039 (5)	4,562,069

		GS Mortgage Securities
7,890,000	USD	Series 2013-KYO, Class A 1.051% due 11/08/2029 144A (6)(9)	7,949,132
3,230,000	USD	Series 2013-NYC5, Class A 2.318% due 01/10/2030 144A (9)	3,351,727
5,950,000	USD	Series 2012-SHOP, Class A 2.933% due 06/05/2031 144A (9)	6,315,110
7,510,000	USD	Series 2012-A, Class A 3.551% due 04/10/2034 144A (9)	8,104,221

			25,720,190

3,664,771	USD	GSR Mortgage Loan Trust Series 2005-6F, Class 1A6 5.250% due 07/25/2035 (5)	3,781,266

1,648,150	USD	Harley-Davidson Motorcycle Trust Series 2012-1, Class A2 0.500% due 08/15/2015 (5)	1,649,405

See Notes to Financial Statements

40	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued

9,260,000	USD	Honda Auto Receivables Owner Trust Series 2012-4, Class A2 0.400% due 04/20/2015 (5)	$9,264,162

1,774,692	USD	Hyundai Auto Receivables Trust Series 2013-A, Class A1 0.200% due 02/18/2014 (5)	1,774,716

		Indymac INDA Mortgage Loan Trust
3,803,804	USD	Series 2005-AR2, Class 3A1 2.916% due 01/25/2036 (5)(6)	3,348,179
582,601	USD	Series 2006-AR1, Class A1 5.359% due 08/25/2036 (5)(6)	582,902

			3,931,081

		JP Morgan Mortgage Trust
2,671,253	USD	Series 2005-A2, Class 3A2 2.580% due 04/25/2035 (5)(6)	2,637,596
1,925,000	USD	Series 2005-A5, Class 2A2 2.977% due 08/25/2035 (5)(6)	1,907,893
3,395,985	USD	Series 2006-S1, Class 2A6 6.000% due 04/25/2036 (5)	3,551,221
9,748,470	USD	Series 2013-1, Class 1A2 3.000% due 03/01/2043 144A (5)(6)(9)	10,002,427

			18,099,137

4,620,000	USD	JPMorgan Chase Commercial Mortgage Securities Series 2012-HSBC, Class A 3.093% due 07/05/2032 144A (9)	4,853,723

		LB-UBS Commercial Mortgage Trust
4,070,000	USD	Series 2006-C4, Class AM 5.885% due 06/15/2038 (5)(6)	4,636,406
6,510,000	USD	Series 2006-C7, Class A3 5.347% due 11/15/2038 (5)	7,418,145

			12,054,551

1,766,723	USD	MASTR Adjustable Rate Mortgages Trust Series 2006-2, Class 4A1 2.649% due 02/25/2036 (5)(6)	1,663,428

See Notes to Financial Statements

2013 Semi-Annual Report	41

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued

4,620,000	USD	Mercedes-Benz Master Owner Trust Series 2012-BA, Class A 0.469% due 11/15/2016 144A (5)(6)(9)	$4,621,601

		MLCC Mortgage Investors
3,003,801	USD	Series 2006-1, Class 2A1 2.293% due 02/25/2036 (5)(6)	2,910,163
2,105,893	USD	Series 2007-2, Class 2A1 3.054% due 06/25/2037 (5)(6)	2,024,542
1,906,218	USD	Series 2007-3, Class 2A2 3.027% due 09/25/2037 (5)(6)	1,792,355

			6,727,060

		Morgan Stanley Capital I
5,970,000	USD	Series 2013-WLSR, Class A 2.695% due 01/11/2032 144A (9)	6,236,241
6,681,000	USD	Series 2007-T27, Class A4 5.647% due 06/11/2042 (5)(6)	7,849,196
8,410,000	USD	Series 2007-IQ16, Class A4 5.809% due 12/12/2049 (5)	9,923,813

			24,009,250

		Navistar Financial Dealer Note Master Trust
6,830,000	USD	Series 2011-1, Class A 1.350% due 10/25/2016 144A (6)(9)	6,856,043
3,910,000	USD	Series 2013-1, Class A 0.870% due 01/25/2018 144A (6)(9)	3,911,707

			10,767,750

		NCUA Guaranteed Notes
4,465,700	USD	Series 2010-R2, Class 1A 0.568% due 11/06/2017 (5)(6)	4,483,831
5,646,826	USD	Series 2010-R3, Class 1A 0.758% due 12/08/2020 (5)(6)	5,680,368

			10,164,199

		Nissan Auto Lease Trust
295,729	USD	Series 2011-B, Class A2 0.379% due 02/17/2014 (5)(6)	295,749

See Notes to Financial Statements

42	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued
		Nissan Auto Lease Trust—Continued

7,110,000	USD	Series 2012-A, Class A3 0.980% due 05/15/2015 (5)	$7,147,292

			7,443,041

2,388,195	USD	Nissan Auto Receivables Owner Trust Series 2011-B, Class A2 0.740% due 09/15/2014 (5)	2,390,588

5,520,000	USD	Sequoia Mortgage Trust Series 2013-6, Class A1 2.500% due 05/25/2043 (5)(6)	5,491,498

		SLM Student Loan Trust
3,039,667	USD	Series 2013-1, Class A1 0.350% due 02/27/2017 (5)(6)	3,040,173
4,577,311	USD	Series 2011-1, Class A1 0.720% due 03/25/2026 (5)(6)	4,603,085
4,200,000	USD	Series 2013-2, Class A 0.649% due 09/25/2026 (5)(6)	4,204,784
11,077,967	USD	Series 2011-2, Class A1 0.800% due 11/25/2027 (5)(6)	11,163,628

			23,011,670

		Small Business Administration
1,995,424	USD	Series 2005-P10B, Class 1 4.940% due 08/10/2015 (5)	2,099,268
125,907	USD	Series 2006-P10A, Class 1 5.408% due 02/10/2016 (5)	133,591
1,836,106	USD	Series 2007-P10A, Class 1 5.459% due 02/10/2017 (5)	2,014,494

			4,247,353

5,383,626	USD	Structured Asset Securities Series 2004-18H, Class A5 4.750% due 10/25/2034 (5)	5,432,119

		Thornburg Mortgage Securities Trust
370,552	USD	Series 2007-4, Class 3A1 6.116% due 09/25/2037 (5)(6)	379,158

See Notes to Financial Statements

2013 Semi-Annual Report	43

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued
		Thornburg Mortgage Securities Trust—Continued

5,250,164	USD	Series 2007-4, Class 2A1 6.139% due 09/25/2037 (5)(6)	$5,205,325

			5,584,483

382,280	USD	Toyota Auto Receivables Owner Trust Series 2011-B, Class A2 0.530% due 04/15/2014 (5)	382,366

4,090,000	USD	UBS-BAMLL Trust Series 2012-WRM, Class A 3.663% due 06/10/2030 144A (9)	4,368,108

6,990,000	USD	VNO Mortgage Trust Series 2012-6AVE, Class A 2.996% due 11/15/2030 144A (5)(9)	7,235,485

3,740,000	USD	Volkswagen Auto Loan Enhanced Trust Series 2012-2, Class A2 0.330% due 07/20/2015 (5)	3,740,271

4,430,000	USD	Volvo Financial Equipment Series 2013-1A, Class A3 0.740% due 03/15/2017 144A (5)(9)	4,437,484

		Wachovia Bank Commercial Mortgage Trust
2,789,000	USD	Series 2007-C34, Class A3 5.678% due 05/15/2046 (5)	3,250,090
6,745,000	USD	Series 2006-C28, Class AM 5.603% due 10/15/2048 (5)(6)	7,638,072

			10,888,162

		WaMu Mortgage Pass Through Certificates
5,561,966	USD	Series 2005-AR5, Class A5 2.445% due 05/25/2035 (5)(6)	5,522,307
4,680,000	USD	Series 2005-AR7, Class A3 2.469% due 08/25/2035 (5)(6)	4,386,751
206,194	USD	Series 2005-AR14, Class 1A1 2.522% due 12/25/2035 (5)(6)	204,221

			10,113,279

See Notes to Financial Statements

44	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued

4,010,000	USD	Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A2 4.393% due 11/15/2043 144A (5)(9)	$4,613,938

		Wells Fargo Mortgage Backed Securities Trust
4,006,538	USD	Series 2005-AR13, Class 4A1 5.326% due 05/25/2035 (5)(6)	3,963,245
5,553,996	USD	Series 2006-5, Class 1A5 5.250% due 04/25/2036 (5)	5,754,628
2,291,445	USD	Series 2006-10, Class A4 6.000% due 08/25/2036 (5)	2,400,505
1,872,912	USD	Series 2006-19, Class A4 5.250% due 12/26/2036 (5)	1,857,792
609,944	USD	Series 2007-12, Class A13 5.500% due 09/25/2037 (5)	619,976

			14,596,146

		WF-RBS Commercial Mortgage Trust
3,500,000	USD	Series 2011-C3, Class A4 4.375% due 03/15/2044 144A (5)(9)	4,021,307
2,607,000	USD	Series 2011-C4, Class A4 4.902% due 06/15/2044 144A (5)(6)(9)	3,097,222

			7,118,529

			489,114,171

		Canada—0.7%
9,030,000	USD	Golden Credit Card Trust Series 2012-5A, Class A 0.790% due 09/15/2017 144A (5)(9)	9,073,100

5,690,000	USD	Master Credit Card Trust Series 2012-2A, Class A 0.780% due 04/21/2017 144A (5)(9)	5,711,312

			14,784,412

See Notes to Financial Statements

2013 Semi-Annual Report	45

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
ASSET BACKED SECURITIES—Continued

		Russia—0.0%
8,191	USD	CityMortgage MBS Finance Series 2006-1A, Class AFL 1.800% due 09/10/2033 144A (5)(6)(9)	$7,945

		TOTAL ASSET BACKED SECURITIES (Cost $486,364,724)	503,906,528

FOREIGN GOVERNMENT AND AGENCY BONDS—15.3%
		Australia—5.5%
		Australia Government Bond
27,870,000	AUD	4.250% due 07/21/2017	30,722,936
34,700,000	AUD	5.500% due 01/21/2018	40,370,934

			71,093,870

17,200,000	AUD	New South Wales Treasury 6.000% due 04/01/2019	20,309,983

		Queensland Treasury
9,840,000	AUD	6.000% due 09/14/2017	11,379,106
9,400,000	AUD	6.000% due 02/21/2018	10,830,018

			22,209,124

			113,612,977

		Mexico—4.1%
684,308,400	MXN	Mexican Bonos 10.000% due 12/05/2024	84,112,116

		Brazil—3.5%
		Brazil Notas do Tesouro Nacional, Series F
57,701,000	BRL	10.000% due 01/01/2014	29,188,494
82,152,000	BRL	10.000% due 01/01/2017	42,484,739

			71,673,233

		Austria—0.8%
15,760,000	USD	Austria Government International Bond 3.250% due 06/25/2013	15,826,822

		Italy—0.8%
8,080,000	EUR	Italy Buoni Poliennali Del Tesoro 5.500% due 11/01/2022	12,042,906

See Notes to Financial Statements

46	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
FOREIGN GOVERNMENT AND AGENCY BONDS—Continued
		Italy—Continued

3,440,000	USD	Italy Government International Bond 4.750% due 01/25/2016	$3,653,559

			15,696,465

		Qatar—0.5%
9,310,000	USD	State of Qatar 4.000% due 01/20/2015 144A (5)(9)	9,809,947

		Canada—0.1%
2,080,000	USD	Province of British Columbia 2.850% due 06/15/2015	2,190,124

		TOTAL FOREIGN GOVERNMENT AND AGENCY BONDS (Cost $296,111,307)	312,921,684

MUNICIPAL OBLIGATIONS—3.4%
		United States—3.4%
		Commonwealth of Massachusetts, General Obligation
4,975,000	USD	4.200% due 12/01/2021	5,703,290
2,760,000	USD	5.456% due 12/01/2039	3,494,519

			9,197,809

2,890,000	USD	Florida Hurricane Catastrophe Fund Finance, Revenue Bonds 1.298% due 07/01/2016	2,914,912

5,870,000	USD	New York City Municipal Water Finance Authority, Revenue Bonds 5.440% due 06/15/2043	7,537,667

3,780,000	USD	New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds 5.008% due 08/01/2027	4,482,211

6,090,000	USD	New York State Dormitory Authority, Revenue Bonds 5.600% due 03/15/2040	7,862,190

6,090,000	USD	San Francisco City & County Public Utilities Commission Water, Revenue Bonds 6.000% due 11/01/2040	7,772,484

See Notes to Financial Statements

2013 Semi-Annual Report	47

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
MUNICIPAL OBLIGATIONS—Continued
		United States—Continued

		State of California, General Obligation Unlimited
2,150,000	USD	7.550% due 04/01/2039	$3,217,324
2,545,000	USD	7.350% due 11/01/2039	3,676,100

			6,893,424

5,290,000	USD	State of Connecticut, General Obligation Unlimited 5.850% due 03/15/2032	6,810,399

		State of Texas, General Obligation Unlimited
5,700,000	USD	5.517% due 04/01/2039	7,520,523
1,900,000	USD	4.681% due 04/01/2040	2,252,279

			9,772,802

4,540,000	USD	State of Washington, General Obligation Unlimited 5.090% due 08/01/2033	5,533,670

		TOTAL MUNICIPAL OBLIGATIONS (Cost $64,788,953)	68,777,568

SOVEREIGN DEBT OBLIGATION—0.1%
		South Korea—0.1%
3,230,000	USD	Korea Housing Finance 1.625% due 09/15/2018 144A (Cost $3,207,648) (9)	3,196,511

REPURCHASE AGREEMENT—5.9%
		United States—5.9%
120,546,909	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 04/30/2013, due 05/01/2013, with a maturity value of $120,546,942 and an effective yield of 0.01%, collateralized by a U.S. Treasury Note, with a rate of 2.375%, a maturity of 10/31/2014, and an aggregate fair value of $122,961,953. (Cost $120,546,909)	120,546,909

See Notes to Financial Statements

48	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
SHORT-TERM INVESTMENT—0.5%
		United Kingdom—0.5%
10,190,000	USD	Vodafone Group Zero Coupon due 10/21/2013 144A (Cost $10,163,058) (9)	$10,174,206

		TOTAL INVESTMENTS—110.7% (Cost $2,188,055,755)	2,264,330,077
		OTHER ASSETS AND LIABILITIES—(10.7)%	(218,783,208)

		TOTAL NET ASSETS—100.0%	$2,045,546,869

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $2,188,437,222.

See Notes to Financial Statements

2013 Semi-Annual Report	49

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)
April 30, 2013

Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Appreciation
05/20/13	Westpac Banking	AUD	18,764,703	19,426,956	19,256,338	$170,618
05/03/13	JPMorgan Chase Bank N.A.	BRL	16,300,000	8,146,945	8,080,908	66,037
06/04/13	JPMorgan Chase Bank N.A.	BRL	16,300,000	8,116,822	8,113,489	3,333
05/28/13	Deutsche Bank AG London	EUR	15,908,361	20,953,860	20,719,047	234,813
05/28/13	JPMorgan Chase Bank N.A.	EUR	7,985,525	10,518,216	10,427,579	90,637
05/17/13	JPMorgan Chase Bank N.A.	RUB	935,210,000	29,985,941	29,717,981	267,960

Net unrealized appreciation on forward foreign exchange contracts to buy						$833,398

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
05/13/13	Westpac Banking	AUD	20,506,093	21,241,021	21,564,002	$322,981
05/20/13	Deutsche Bank AG London	AUD	49,310,562	51,050,855	50,754,869	(295,986)
05/20/13	Westpac Banking	AUD	87,444,913	90,531,062	89,737,898	(793,164)
05/03/13	JPMorgan Chase Bank N.A.	BRL	16,300,000	8,146,945	8,145,927	(1,018)
05/28/13	Deutsche Bank AG London	EUR	22,990,032	30,281,554	30,135,334	(146,220)
05/28/13	UBS AG	EUR	7,632,271	10,052,923	10,000,870	(52,053)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(965,460)

See Notes to Financial Statements

50	2013 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)
April 30, 2013

Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)

Glossary of Currencies

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
MXN	— Mexican Peso
RUB	— Russian Ruble
USD	— United States Dollar

See Notes to Financial Statements

2013 Semi-Annual Report	51

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2013

Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)

At April 30, 2013, security type diversification of the Fund’s investments was as follows:

	% of Net	Fair Value
	Assets	(Note 2)
SECURITY TYPE
U.S. Government and Agency Obligations	31.7%	$647,811,576
Corporate Bonds	29.2	596,995,095
Asset Backed Securities	24.6	503,906,528
Foreign Government and Agency Bonds	15.3	312,921,684
Municipal Obligations	3.4	68,777,568
Sovereign Debt Obligation	0.1	3,196,511
Short-term Investment	6.4	130,721,115

Total Investments	110.7	2,264,330,077
Other Assets and Liabilities (Net)	(10.7)	(218,783,208)

Net Assets	100.0%	$2,045,546,869

See Notes to Financial Statements

52	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2013

Aberdeen Global High Income Fund (formerly known as
Artio Global High Income Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
CORPORATE BONDS—75.3%†
		United States—50.1%
		313 Group
6,265,000	USD	6.375% due 12/01/2019 144A (5)(9)	$6,343,312
9,375,000	USD	8.750% due 12/01/2020 144A (5)(9)	9,937,500

			16,280,812

3,210,000	USD	Access Midstream Partners/Finance 4.875% due 05/15/2023 (5)	3,330,375

		AES Corp
20,670,000	USD	8.000% due 06/01/2020 (5)	25,165,725
3,265,000	USD	4.875% due 05/15/2023 (5)	3,338,463

			28,504,188

12,510,000	USD	American Achievement 10.875% due 04/15/2016 144A (5)(9)	12,697,650

4,000,000	GBP	American International 5.750% due 03/15/2067 (5)(6)	6,062,724

		Arch Coal
5,415,000	USD	7.000% due 06/15/2019 (5)	5,049,488
25,130,000	USD	7.250% due 06/15/2021 (5)	23,119,600

			28,169,088

1,415,000	USD	BC Mountain/Finance 7.000% due 02/01/2021 144A (5)(9)	1,524,663

9,355,000	USD	Blue Danube 10.872% due 04/10/2015 144A (6)(9)	10,021,076

2,975,000	USD	Cenveo Corp 8.875% due 02/01/2018 (5)	3,027,063

7,545,000	USD	Chaparral Energy 7.625% due 11/15/2022 (5)	8,374,950

4,150,000	USD	Chesapeake Energy 5.375% due 06/15/2021 (5)	4,336,750

32,405,000	USD	Clayton Williams Energy 7.750% due 04/01/2019 (5)	33,539,175

11,665,000	USD	Clear Channel Worldwide 6.500% due 11/15/2022 144A (5)(9)	12,537,537

See Notes to Financial Statements

2013 Semi-Annual Report	53

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Global High Income Fund (formerly known as
Artio Global High Income Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
CORPORATE BONDS—Continued
		United States—Continued

		Clearwire Communications/Finance
23,040,000	USD	12.000% due 12/01/2015 144A (5)(9)	$24,696,000
710,000	USD	14.750% due 12/01/2016 144A (5)(9)	986,900

			25,682,900

7,245,000	USD	Compass Re 11.250% due 01/08/2015 144A (6)(9)	7,433,370

1,500,000	USD	DPH Holdings 6.550% due 06/15/2006 (1)(4)(5)(7)(12)	37,500

7,355,000	USD	Dresdner Funding Trust I 8.151% due 06/30/2031 144A (5)(9)	7,759,525

		El Paso
4,000,000	USD	8.050% due 10/15/2030	4,592,064
25,249,000	USD	7.800% due 08/01/2031 (5)	28,697,205

			33,289,269

13,520,000	USD	Energy Future Intermediate Holding/EFIH Finance 11.750% due 03/01/2022 144A (5)(9)	15,548,000

8,630,000	USD	Epicor Software 8.625% due 05/01/2019 (5)	9,449,850

2,452,000	USD	Everglades Re 10.046% due 03/28/2018 144A (6)(9)	2,521,637

		First Data
28,345,000	USD	8.250% due 01/15/2021 144A (5)(9)	30,258,287
5,045,000	USD	8.750% due 01/15/2022 144A (5)(9)	5,448,600

			35,706,887

17,467,925	USD	Florida East Coast Holdings 10.500% due 08/01/2017 (5)	18,253,982

		Frontier Communications
13,533,000	USD	8.750% due 04/15/2022 (5)	15,292,290
1,840,000	USD	7.625% due 04/15/2024 (5)	1,927,400
13,510,000	USD	9.000% due 08/15/2031 (5)	14,151,725

			31,371,415

See Notes to Financial Statements

54	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Global High Income Fund (formerly known as
Artio Global High Income Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
CORPORATE BONDS—Continued
		United States—Continued

15,115,000	USD	GenCorp Inc 7.125% due 03/15/2021 144A (5)(9)	$16,361,987

23,975,000	USD	Global Brass & Copper 9.500% due 06/01/2019 144A (5)(9)	26,492,375

25,310,000	USD	Halcon Resources 8.875% due 05/15/2021 144A (5)(9)	27,271,525

11,830,000	USD	HCA Holdings 7.750% due 05/15/2021 (5)	13,441,837

		HCA Inc
2,364,000	USD	7.190% due 11/15/2015 (5)	2,629,950
335,000	USD	5.875% due 03/15/2022 (5)	372,688

			3,002,638

		Hercules Offshore
9,210,000	USD	10.500% due 10/15/2017 144A (5)(9)	10,061,925
19,475,000	USD	10.250% due 04/01/2019 144A (5)(9)	22,444,937

			32,506,862

9,385,000	USD	Immucor Inc 11.125% due 08/15/2019 (5)	10,816,212

23,890,000	USD	IMS Health 12.500% due 03/01/2018 144A (5)(9)	28,548,550

11,110,000	USD	INC Research 11.500% due 07/15/2019 144A (5)(9)	12,221,000

18,785,000	EUR	Infor US 10.000% due 04/01/2019 (5)	27,893,126

14,230,000	USD	Interactive Data 10.250% due 08/01/2018 (5)	16,257,775

3,720,000	USD	Jefferies Finance/JFIN Co-Issuer 7.375% due 04/01/2020 144A (5)(9)	3,887,400

10,515,000	USD	Landry’s Holdings II 10.250% due 01/01/2018 144A (5)(9)	11,264,194

8,010,000	USD	Landry’s Inc 9.375% due 05/01/2020 144A (5)(9)	8,861,063

See Notes to Financial Statements

2013 Semi-Annual Report	55

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Global High Income Fund (formerly known as
Artio Global High Income Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
CORPORATE BONDS—Continued
		United States—Continued

37,840,000	USD	Laureate Education 9.250% due 09/01/2019 144A (5)(9)	$43,043,000

23,730,000	USD	Level 3 Financing 7.000% due 06/01/2020 144A (5)(9)	25,183,462

7,940,000	GBP	Lynx I 6.000% due 04/15/2021 144A (5)(9)	13,058,196

22,520,000	USD	MacDermid Inc 9.500% due 04/15/2017 144A (5)(9)	23,336,350

26,075,000	USD	Marquette Transportation 10.875% due 01/15/2017 (5)	28,291,375

6,900,000	USD	McGraw-Hill Global Education Holdings/Finance 9.750% due 04/01/2021 144A (5)(9)	7,141,500

		MetroPCS Wireless
7,110,000	USD	6.250% due 04/01/2021 144A (5)(9)	7,661,025
7,110,000	USD	6.625% due 04/01/2023 144A (5)(9)	7,669,913

			15,330,938

		Mirant Americas Generation
295,000	USD	8.500% due 10/01/2021 (5)	351,050
20,327,650	USD	9.125% due 05/01/2031 (5)	23,071,883

			23,422,933

		Momentive Performance
3,895,000	USD	8.875% due 10/15/2020 (5)	4,265,025
15,585,000	EUR	9.500% due 01/15/2021 (5)	15,188,258

			19,453,283

5,875,000	USD	Mythen Re Series 2012-2 Class A 8.710% due 01/05/2017 144A (6)(9)	6,063,588

6,015,000	USD	Neovia Logistics Intermediate Holdings/Finance 10.000% due 02/15/2018 144A (5)(9)	6,015,000

		New Albertsons
9,462,000	USD	7.750% due 06/15/2026	7,605,083
4,420,000	USD	6.625% due 06/01/2028	3,204,500
19,080,000	USD	7.450% due 08/01/2029 (5)	15,001,650

See Notes to Financial Statements

56	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Global High Income Fund (formerly known as
Artio Global High Income Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
CORPORATE BONDS—Continued
		United States—Continued
		New Albertsons—Continued

10,285,000	USD	8.700% due 05/01/2030 (5)	$8,575,119

			34,386,352

		Nortek Inc
14,475,000	USD	8.500% due 04/15/2021 (5)	16,248,187
6,890,000	USD	8.500% due 04/15/2021 144A (5)(9)	7,716,800

			23,964,987

36,575,000	USD	Palace Entertainment Holdings 8.875% due 04/15/2017 144A (5)(9)	39,409,562

18,030,000	USD	PNC Preferred Funding Trust I 1.930% due 03/29/2049 144A (5)(6)(9)	15,776,250

7,075,000	USD	Realogy Corp 9.000% due 01/15/2020 144A (5)(9)	8,419,250

		Residential Re 2011
10,790,000	USD	8.900% due 12/06/2015 144A (6)(9)	11,164,413
12,370,000	USD	8.750% due 12/06/2016 144A (6)(9)	12,836,349

			24,000,762

30,755,000	USD	Reynolds Group Issuer 9.000% due 04/15/2019 (5)	33,369,175

26,110,000	USD	Samson Investment 9.750% due 02/15/2020 144A (5)(9)	27,872,425

		SandRidge Energy
6,393,000	USD	8.750% due 01/15/2020 (5)	6,904,440
250	USD	7.500% due 03/15/2021 144A (5)(9)	261
9,970,000	USD	7.500% due 03/15/2021 (5)	10,393,725

			17,298,426

13,595,000	USD	Spanish Broadcasting System 12.500% due 04/15/2017 144A (5)(9)	14,750,575

15,945,000	USD	SPL Logistics Escrow/SPL Logistics Finance 8.875% due 08/01/2020 144A (5)(9)	16,901,700

18,035,000	USD	Standard Pacific 8.375% due 01/15/2021 (5)	21,664,544

See Notes to Financial Statements

2013 Semi-Annual Report	57

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Global High Income Fund (formerly known as
Artio Global High Income Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
CORPORATE BONDS—Continued
		United States—Continued

		Successor X
14,115,000	USD	9.411% due 02/25/2014 144A (6)(9)	$14,304,141
6,845,000	USD	11.250% due 11/10/2015 144A (6)(9)	6,901,814

			21,205,955

5,585,000	USD	Supervalu Inc 8.000% due 05/01/2016 (5)	6,143,500

		Taylor Morrison Communities/Monarch
10,686,000	USD	7.750% due 04/15/2020 144A (5)(9)	12,048,465
2,930,000	USD	5.250% due 04/15/2021 144A (5)(9)	3,003,250

			15,051,715

14,410,000	USD	Townsquare Radio 9.000% due 04/01/2019 144A (5)(9)	15,814,975

21,230,000	USD	TransUnion Holding 9.625% due 06/15/2018 (5)	23,406,075

17,210,000	USD	Venoco Inc 8.875% due 02/15/2019 (5)	17,425,125

16,115,000	USD	Verso Paper Holdings 11.750% due 01/15/2019 (5)	17,363,912

21,672,000	USD	Visteon Corp 6.750% due 04/15/2019 (5)	23,487,030

4,940,000	USD	Watco Cos/Finance 6.375% due 04/01/2023 144A (5)(9)	5,174,650

13,080,000	USD	Windstream Corp 6.375% due 08/01/2023 (5)	13,603,200

28,877,000	USD	WPX Energy 6.000% due 01/15/2022 (5)	31,403,737

24,080,000	USD	Wyle Services 10.500% due 04/01/2018 144A (5)(9)	25,344,200

30,143,000	USD	YCC Holdings/Yankee Finance 10.250% due 02/15/2016 (5)	31,273,664

See Notes to Financial Statements

58	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Global High Income Fund (formerly known as
Artio Global High Income Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
CORPORATE BONDS—Continued
		United States—Continued

13,300,000	USD	Zayo Group/Capital 10.125% due 07/01/2020 (5)	$15,793,750

			1,344,932,051

		Canada—7.6%
		Air Canada
5,010,088	USD	9.250% due 08/01/2015 144A (5)(9)	5,335,744
18,673,642	USD	12.000% due 02/01/2016 144A (5)(9)	20,470,980

			25,806,724

		Bombardier Inc
8,080,000	USD	6.125% due 01/15/2023 144A (5)(9)	8,776,900
4,170,000	USD	7.450% due 05/01/2034 144A (5)(9)	4,331,588

			13,108,488

12,320,000	USD	First Quantum Minerals 7.250% due 10/15/2019 144A (5)(9)	12,381,600

		Garda World Security
29,435,000	USD	9.750% due 03/15/2017 144A (5)(9)	31,936,975
1,175,000	CAD	9.750% due 03/15/2017 (5)	1,239,205

			33,176,180

2,240,000	USD	Inmet Mining 7.500% due 06/01/2021 144A (5)(9)	2,352,000

10,970,000	USD	Nortel Networks Zero Coupon due 07/15/2011 (7)	11,381,375

34,215,000	USD	PetroBakken Energy 8.625% due 02/01/2020 144A (5)(9)	35,412,525

		Postmedia Network
34,712,815	CAD	8.250% due 08/16/2017 144A (5)(9)	35,937,730
10,325,000	USD	12.500% due 07/15/2018 (5)	11,667,250

			47,604,980

21,575,000	USD	Trinidad Drilling 7.875% due 01/15/2019 144A (5)(9)	23,570,688

			204,794,560

See Notes to Financial Statements

2013 Semi-Annual Report	59

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Global High Income Fund (formerly known as
Artio Global High Income Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
CORPORATE BONDS—Continued

		United Kingdom—4.0%
6,586,000	GBP	Barclays Bank 6.125% due 04/29/2049 (5)(6)	$9,834,058

7,030,000	USD	DTEK Finance 7.875% due 04/04/2018 144A (9)	6,966,730

2,035,000	USD	HBOS Capital Funding 6.071% due 06/29/2049 144A (5)(6)(9)	1,884,919

		Ineos Group Holdings
8,340,000	EUR	7.875% due 02/15/2016 (5)	11,189,305
19,080,000	USD	8.500% due 02/15/2016 144A (5)(9)	19,425,825

			30,615,130

4,130,000	USD	Intelsat Jackson Holdings 7.250% due 04/01/2019 (5)	4,563,650

		Lloyds TSB Bank
8,010,000	GBP	13.000% due 01/29/2049 (5)(6)	18,850,133
5,629,000	EUR	2.720% due 10/29/2049 (5)(6)	5,711,805

			24,561,938

4,420,000	USD	Royal Bank of Scotland 9.500% due 03/16/2022 (5)(6)	5,250,752

		Unique Pub Finance
3,900,000	GBP	6.542% due 03/30/2021 (5)	6,164,080
4,110,000	GBP	7.395% due 03/28/2024	6,033,324
8,260,000	GBP	5.659% due 06/30/2027 (5)	12,349,519

			24,546,923

			108,224,100

		Czech Republic—1.5%
		CET 21 SPOL
9,615,000	EUR	9.000% due 11/01/2017 (5)	14,150,320
18,295,000	EUR	9.000% due 11/01/2017 144A (5)(9)	26,924,608

			41,074,928

		Germany—1.4%
530,000	EUR	Grohe Holding Gmbh 8.750% due 12/15/2017 144A (5)(6)(9)	735,144

See Notes to Financial Statements

60	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Global High Income Fund (formerly known as
Artio Global High Income Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
CORPORATE BONDS—Continued
		Germany—Continued

8,125,000	EUR	KP Germany Erste GmbH 11.625% due 07/15/2017 144A (5)(9)	$12,146,893

10,045,000	EUR	Unitymedia Hessen/NRW GmbH 5.125% due 01/21/2023 144A (5)(9)	13,228,768

8,548,632	EUR	UPC Germany GmbH 8.125% due 12/01/2017 144A (5)(9)	12,110,928

			38,221,733

		Australia—1.2%
		FMG Resources
6,565,000	USD	6.000% due 04/01/2017 144A (5)(9)	6,860,425
17,795,000	USD	8.250% due 11/01/2019 144A (5)(9)	19,663,475
5,730,000	USD	6.875% due 04/01/2022 144A (5)(9)	6,166,912

			32,690,812

		Russia—1.2%
14,745,000	USD	Evraz Group 9.500% due 04/24/2018 (5)	16,669,222

10,485,000	USD	Far Eastern Shipping 8.000% due 05/02/2018 144A (5)(9)	10,601,741

4,930,000	USD	VTB Bank OJSC 9.500% due 12/29/2049 (5)(6)	5,410,675

			32,681,638

		Netherlands—1.2%
		DTEK Finance
1,008,000	USD	9.500% due 04/28/2015	1,059,660
1,115,000	USD	9.500% due 04/28/2015 144A (9)	1,172,144

			2,231,804

17,040,000	USD	Metinvest BV 8.750% due 02/14/2018 144A (9)	17,466,000

12,405,000	USD	OSX 3 Leasing BV 9.250% due 03/20/2015 144A (5)(9)	11,536,650

			31,234,454

See Notes to Financial Statements

2013 Semi-Annual Report	61

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Global High Income Fund (formerly known as
Artio Global High Income Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
CORPORATE BONDS—Continued

		Sweden—1.2%
		Verisure Holding AB
1,650,000	EUR	8.750% due 09/01/2018 (5)	$2,450,022
15,990,000	EUR	8.750% due 09/01/2018 144A (5)(9)	23,742,938
1,270,000	EUR	8.750% due 12/01/2018 (5)	1,823,054
2,070,000	EUR	8.750% due 12/01/2018 144A (5)(9)	2,971,435

			30,987,449

		Italy—1.0%
		Wind Acquisition Finance SA
7,290,000	USD	7.250% due 02/15/2018 144A (5)(9)	7,727,400
2,575,000	USD	6.500% due 04/30/2020 144A (5)(9)	2,706,969

			10,434,369

		Wind Acquisition Holdings Finance
3,965,773	EUR	12.250% due 07/15/2017 144A (5)(9)	5,400,130
7,830,876	EUR	12.250% due 07/15/2017 (5)	10,663,180

			16,063,310

			26,497,679

		France—0.8%
		Labco SAS
5,474,000	EUR	8.500% due 01/15/2018 (5)	7,767,683
10,525,000	EUR	8.500% due 01/15/2018 144A (5)(9)	14,935,124

			22,702,807

		Indonesia—0.7%
18,005,000	USD	Gajah Tunggal Tbk PT 7.750% due 02/06/2018 144A (5)(9)	19,490,412

		Cyprus—0.7%
18,125,000	USD	Mriya Agro Holding 9.450% due 04/19/2018 144A (9)	17,853,125

		China—0.6%
		MIE Holdings
1,335,000	USD	9.750% due 05/12/2016 (5)	1,455,150
13,955,000	USD	9.750% due 05/12/2016 144A (5)(9)	15,210,950

			16,666,100

See Notes to Financial Statements

62	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Global High Income Fund (formerly known as
Artio Global High Income Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
CORPORATE BONDS—Continued

		Mexico—0.6%
15,209,000	USD	Satmex Escrow SA de CV 9.500% due 05/15/2017 (5)	$16,615,833

		Brazil—0.6%
6,870,000	USD	OGX Austria GmbH 8.375% due 04/01/2022 144A (5)(9)	4,207,875

11,375,000	USD	Tonon Bioenergia SA 9.250% due 01/24/2020 144A (5)(9)	11,858,438

			16,066,313

		Switzerland—0.3%
7,630,000	USD	Credit Suisse Group Guernsey I 7.875% due 02/24/2041 (5)(6)	8,412,075

		Ireland—0.3%
3,203,000	GBP	Argon Capital for Royal Bank of Scotland 2.837% due 10/29/2049 (5)(6)	3,335,992

3,855,000	USD	Nomos Bank Via Nomos Capital 10.000% due 04/26/2019	4,139,306

			7,475,298

		Norway—0.3%
7,150,000	USD	Drill Rigs Holdings 6.500% due 10/01/2017 144A (5)(9)	7,275,125

		TOTAL CORPORATE BONDS (Cost $1,899,813,448)	2,023,896,492

BANK LOANS—13.1%
		United States—11.9%
2,450,000	USD	Albertson’s LLC 5.750% due 03/21/2016 (6)	2,483,879

7,949,925	USD	Blue Coat Systems 5.750% due 02/15/2018 (6)	8,059,237

16,164,304	USD	Cenveo Corp 6.250% due 04/08/2020 (6)	16,356,255

		Coinmach Corp
21,838,658	USD	3.200% due 11/14/2014 (6)	21,797,710

See Notes to Financial Statements

2013 Semi-Annual Report	63

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Global High Income Fund (formerly known as
Artio Global High Income Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
BANK LOANS—Continued
		United States—Continued
		Coinmach Corp—Continued

4,811,558	USD	3.200% due 11/20/2014 (6)	$4,802,536

			26,600,246

24,385,000	USD	Commercial Barge Line 7.500% due 09/20/2019 (6)	24,659,331

17,697,971	USD	Hawaiian Telcom 7.000% due 02/28/2017 (6)	18,109,449

11,158,925	USD	Jimmy Sanders 6.750% due 11/14/2018 (6)	11,333,283

790,000	USD	Light Tower Fiber 4.500% due 03/27/2020 (6)	799,539

16,570,000	USD	Lonestar Intermediate 11.000% due 09/02/2019 (6)	17,867,978

4,446,907	USD	Navistar International 5.750% due 08/17/2017 (6)	4,502,493

14,423,850	USD	NewPage Corp 7.750% due 12/21/2018 (6)	14,802,476

16,275,000	USD	Philadelphia Energy 6.250% due 03/19/2018 (6)	16,559,813

2,520,000	USD	Rite Aid 5.750% due 08/21/2020 (6)	2,619,749

		ROC Finance
35,095,430	USD	8.500% due 08/19/2017 (6)	36,411,508
27,320,000	USD	Zero Coupon due 03/28/2019 (6)	27,644,288

			64,055,796

5,700,000	USD	Supervalu Inc 6.250% due 03/21/2019 (6)	5,795,002

44,901,952	USD	Texas Competitive Electric 3.731% due 10/10/2014 (6)	33,820,779

16,512,025	USD	Van Wagner 8.250% due 08/03/2018 (6)	16,883,546

See Notes to Financial Statements

64	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Global High Income Fund (formerly known as
Artio Global High Income Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
BANK LOANS—Continued
		United States—Continued

11,217,515	USD	Visant Holding 5.250% due 12/22/2016 (6)	$10,931,816

		YRC Worldwide
16,756,538	USD	11.250% due 09/30/2014 (6)	17,133,560
6,067,536	USD	10.000% due 03/31/2015 (6)	5,585,925

			22,719,485

			318,960,152

		Ireland—0.8%
18,011,969	EUR	Eircom Finco S.a.r.l. 4.200% due 09/30/2017 (6)	21,408,086

		New Zealand—0.4%
11,986,058	USD	Autoparts Holdings 6.500% due 07/29/2017 (6)	12,160,851

		TOTAL BANK LOANS (Cost $348,077,258)	352,529,089

FOREIGN GOVERNMENT BONDS—2.7%
		Mexico—1.2%
368,500,000	MXN	Mexican Bonos 8.000% due 12/17/2015	33,344,511

		Brazil—0.8%
42,765,000	BRL	Brazil Notas do Tesouro Nacional, Series F 10.000% due 01/01/2014	21,633,004

		Venezuela—0.7%
		Venezuela Government International Bond
10,405,000	USD	7.750% due 10/13/2019	9,832,725
9,005,000	USD	9.250% due 09/15/2027	8,892,438

			18,725,163

		TOTAL FOREIGN GOVERNMENT BONDS (Cost $69,848,899)	73,702,678

See Notes to Financial Statements

2013 Semi-Annual Report	65

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Global High Income Fund (formerly known as
Artio Global High Income Fund)

Share			Fair Value
Amount	Currency	Description	(Note 2)
PREFERRED STOCKS—1.7%
		United States—1.7%
22,432	USD	Ally Financial 7.000% 144A (5)(9)	$22,138,282

326,000	USD	General Motors 4.750%	15,152,480

255,875	USD	GMAC Capital Trust I 8.125% (5)(6)	7,008,416

1,600	USD	Merrill Lynch Capital Trust II 6.450% (5)(6)	40,608

		TOTAL PREFERRED STOCKS (Cost $42,699,353)	44,339,786

COMMON STOCKS—1.5%
	Norway—1.0%
1,427,968	Deep Ocean (4)(10)		27,274,152

	United States—0.4%
236,410	General Motors (1)		7,290,884
59,350	Motors Liquidation Company GUC Trust (1)		1,813,143
20,879	YRC Worldwide (1)		156,593

			9,260,620

	Greece—0.1%
285,441	Largo Ltd-Class A (4)(12)		309,187
2,568,988	Largo Ltd-Class B (4)(12)		2,782,707

			3,091,894

		TOTAL COMMON STOCKS (Cost $42,569,038)	39,626,666

Face
Value
CONVERTIBLE BONDS—0.6%
		Australia—0.4%
		Paladin Energy
5,875,000	USD	3.625% due 11/04/2015	4,832,187
8,300,000	USD	6.000% due 04/30/2017	7,100,650

			11,932,837

See Notes to Financial Statements

66	2013 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Global High Income Fund (formerly known as
Artio Global High Income Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
CONVERTIBLE BONDS—Continued

		United States—0.2%
1,370,000	USD	Chesapeake Energy 2.500% due 05/15/2037 (5)	$1,329,756

180,000	USD	KB Home 1.375% due 02/01/2019 (5)	209,588

		YRC Worldwide
3,354,109	USD	10.000% due 03/31/2015 (4)(5)	1,794,448
3,467,870	USD	10.000% due 03/31/2015 (4)	1,959,347

			3,753,795

			5,293,139

		TOTAL CONVERTIBLE BONDS (Cost $20,696,918)	17,225,976

Share
Amount
EQUITY LINKED NOTES—0.3%
	United States—0.3%
214,921	General Motors, Issued by General Motors, Expires 07/10/2016 (1)		4,607,906
214,921	General Motors, Issued by General Motors, Expires 07/10/2019 (1)		3,028,237

		TOTAL EQUITY LINKED NOTES (Cost $5,593,351)	7,636,143

See Notes to Financial Statements

2013 Semi-Annual Report	67

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2013

Aberdeen Global High Income Fund (formerly known as
Artio Global High Income Fund)

Face			Fair Value
Value	Currency	Description	(Note 2)
REPURCHASE AGREEMENT—3.2%
		United States—3.2%
85,781,986	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 04/30/2013, due 05/01/2013, with a maturity value of $85,782,010 and an effective yield of 0.01%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 2.375%-3.000%, maturities ranging from 09/16/2014-10/31/2014, and an aggregate fair value of $87,497,944. (Cost $85,781,986)	$85,781,986

TIME DEPOSIT—0.2%
		United States—0.2%
4,270,000	USD	State Street Euro Dollar Time Deposit 0.010% due 05/01/2013 (Cost $4,270,000) (11)	4,270,000

		TOTAL INVESTMENTS—98.6% (Cost $2,519,350,251)	2,649,008,816
		OTHER ASSETS AND LIABILITIES—1.4%	38,307,895

		TOTAL NET ASSETS—100.0%	$2,687,316,711

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $2,520,993,767.

See Notes to Financial Statements

68	2013 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)
April 30, 2013

Aberdeen Global High Income Fund (formerly known as
Artio Global High Income Fund)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Appreciation
05/13/13	JPMorgan Chase Bank N.A.	EUR	6,250,000	8,231,465	8,181,625	$49,840

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
07/22/13	JPMorgan Chase Bank N.A.	BRL	17,736,000	8,768,918	8,758,519	$(10,399)
05/13/13	JPMorgan Chase Bank N.A.	EUR	84,402,500	111,160,990	113,174,468	2,013,478
05/28/13	Brown Brothers Harriman & Co.	EUR	93,548,000	123,217,696	120,735,855	(2,481,841)
07/24/13	JPMorgan Chase Bank N.A.	EUR	12,836,500	16,914,370	16,736,229	(178,141)
06/24/13	Westpac Banking Corp.	GBP	49,273,000	76,512,668	75,293,193	(1,219,475)
05/13/13	JPMorgan Chase Bank N.A.	NOK	143,397,000	24,857,753	25,856,398	998,645

Net unrealized depreciation on forward foreign exchange contracts to sell						$(877,733)

Glossary of Currencies

BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound Sterling
MXN	— Mexican Peso
NOK	— Norwegian Krone
USD	— United States Dollar

See Notes to Financial Statements

2013 Semi-Annual Report	69

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2013

Aberdeen Global High Income Fund (formerly known as
Artio Global High Income Fund)

At April 30, 2013, security type diversification of the Fund’s investments was as follows:

	% of Net	Fair Value
	Assets	(Note 2)
SECURITY TYPE
Corporate Bonds	75.3%	$2,023,896,492
Bank Loans	13.1	352,529,089
Foreign Government Bonds	2.7	73,702,678
Preferred Stocks	1.7	44,339,786
Common Stocks	1.5	39,626,666
Convertible Bonds	0.6	17,225,976
Equity Linked Notes	0.3	7,636,143
Short-term Investments	3.4	90,051,986	*

Total Investments	98.6	2,649,008,816
Other Assets and Liabilities (Net)	1.4	38,307,895	*

Net Assets	100.0%	$2,687,316,711

* Short-term investments includes securities that have been voluntarily segregated by the adviser as collateral for swaps with a notional value of $88,745,001, which is 3.30% of net assets. Other assets and liabilities includes swaps with a net fair value of $4,594,913, which is 0.17% of net assets.

See Notes to Financial Statements

70	2013 Semi-Annual Report

MASTER NOTES TO THE PORTFOLIO OF INVESTMENTS	April 30, 2013

†	Percentages indicated are based on Fund net assets.
ADR	American Depositary Receipt
ETF	Exchange-Traded Funds
ETN	Exchange-Traded Notes
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
TBA	To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(1)	Non-income producing security.
(3)	All or portion of this security was on loan to brokers at April 30, 2013.
(4)	Represents a determination that these securities are illiquid. This determination is made as of the Funds’ fiscal year end and is based on the average trading volume and the availability of market quotations. Based on a variety of macro and microeconomic factors, the liquidity of the Funds’ portfolio investments may change and may be significantly more or less liquid at different points in time.
(5)	Callable security.
(6)	Variable rate security.
(7)	Defaulted security.
(9)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers and have been determined to be liquid by the Adviser.
(10)	Affiliated security.
(11)	Security has been pledged for collateral of swaps.
(12)	Security valued at fair value in good faith as determined by the policies approved by the Board of Trustees/Directors.
(13)	This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.

See Notes to Financial Statements

2013 Semi-Annual Report	71

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	April 30, 2013

	Aberdeen
	Global Select
	Opportunities	Aberdeen
	(formerly known as	Select International Equity
	Artio Select	(formerly known as
	Opportunities)	Artio International Equity)
ASSETS:
Investments in securities, at fair value including fair value of securities on loan of $0 and $7,957,045, respectively (Cost $9,306,172 and $820,708,867, respectively)	$10,303,930	$817,879,566
Affiliated securities, at fair value (Cost $0 and $53,442,267, respectively)	—	10,541,285
Repurchase agreements (Cost $433,964 and $40,398,583, respectively)	433,964	40,398,583
Cash on deposit for broker (Note 2)	—	5,521,410
Foreign currency, at fair value (Cost $0 and $4,632,734, respectively)	—	4,250,931
Receivables:
Investments sold	249,694	7,912,863
Fund shares sold	343	69,971
Interest and dividends	13,798	3,931,973
Tax reclaims	6,944	2,207,984
Daily variation margin on open financial futures contracts	—	1,263,724
Unrealized appreciation on forward foreign exchange contracts	—	47,645
Open swaps agreements, at fair value (upfront payments received $0 and $433,427, respectively)	—	3,304,941
Prepaid expense	1,056	69,788

Total Assets	11,009,729	897,400,664

LIABILITIES:
Payables:
Investments purchased	211,862	158,330
Fund shares repurchased	4,037	1,278,104
Collateral for securities loaned (Note 2)	—	8,383,374
Collateral from broker	—	1,100,000
Cash collateral held at broker for open futures contracts (Note 2)	—	668,818
Investment advisory fee (Note 3)	597	718,653
Unrealized depreciation on forward foreign exchange contracts	—	1,821,229
Accrued expenses and other payables	48,734	1,101,146

Total Liabilities	265,230	15,229,654

NET ASSETS	$10,744,499	$882,171,010

NET ASSETS Consist of:
Par value	$283	$31,755
Paid in capital in excess of par value	38,816,383	3,212,974,813
Undistributed net investment income (loss)	39,534	(10,386,357)
Accumulated net realized loss on investments sold, forward foreign exchange contracts, foreign currency related transactions, futures contracts, and swap contracts	(29,109,097)	(2,276,557,944)
Net unrealized appreciation (depreciation) on investments, forward foreign exchange contracts, foreign currency related transactions, futures contracts, and swap contracts	997,396	(43,891,257)

NET ASSETS	$10,744,499	$882,171,010

Class A	$6,960,706	$676,563,280

Class I	$3,783,793	$205,607,730

SHARES OUTSTANDING (Note 8)
Class A	184,050	24,482,405

Class I	99,198	7,272,284

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$37.82	$27.63

Class I	$38.14	$28.27

See Notes to Financial Statements

72	2013 Semi-Annual Report

STATEMENT OF ASSETS AND LIABILITIES (Continued) (Unaudited)	April 30, 2013

	Aberdeen	Aberdeen
	Select International Equity II	Total Return Bond
	(formerly known as	(formerly known as
	Artio International Equity II)	Artio Total Return Bond)
ASSETS:
Investments in securities, at fair value including fair value of securities on loan of $5,449,723 and $0, respectively (Cost $399,712,904 and $2,067,508,846, respectively)	$448,281,665	$2,143,783,168
Repurchase agreements (Cost $0 and $120,546,909, respectively)	—	120,546,909
Cash on deposit for broker (Note 2)	3,622,577	—
Foreign currency, at fair value (Cost $1,801,337 and $166,267, respectively)	1,813,318	168,038
Receivables:
Investments sold	45,090,598	51,945,443
Fund shares sold	185,536	4,816,467
Interest and dividends	3,651,710	15,396,524
Tax reclaims	1,605,101	—
Daily variation margin on open financial futures contracts	672,521	—
Receivable on closed swap contracts	2,136,895	—
Unrealized appreciation on forward foreign exchange contracts	48,977	1,156,379
Open swaps agreements, at fair value (upfront payments paid $60,934 and $0, respectively)	1,764,537	—
Prepaid expense	50,769	142,450

Total Assets	508,924,204	2,337,955,378

LIABILITIES:
Payables:
Investments purchased	108,299	277,954,403
Fund shares repurchased	7,617,671	12,293,660
Collateral for securities loaned (Note 2)	5,738,033	—
Collateral from broker	860,000	—
Cash collateral held at broker for open futures contracts (Note 2)	311,767	—
Investment advisory fee (Note 3)	436,771	636,385
Unrealized depreciation on forward foreign exchange contracts	1,109,741	1,288,441
Payable on closed swap contracts	1,819,083	—
Note payable (Note 10)	7,975,485	—
Accrued expenses and other payables	753,832	235,620

Total Liabilities	26,730,682	292,408,509

NET ASSETS	$482,193,522	$2,045,546,869

See Notes to Financial Statements

2013 Semi-Annual Report	73

STATEMENT OF ASSETS AND LIABILITIES (Continued) (Unaudited)	April 30, 2013

	Aberdeen	Aberdeen
	Select International Equity II	Total Return Bond
	(formerly known as	(formerly known as
	Artio International Equity II)	Artio Total Return Bond)

NET ASSETS Consist of:
Par value	$41,022	$148,051
Paid in capital in excess of par value	3,201,899,164	1,957,753,791
Undistributed net investment loss	(3,226,445)	(875,322)
Accumulated net realized gain (loss) on investments sold, forward foreign exchange contracts, foreign currency related transactions, futures contracts, and swap contracts	(2,766,523,885)	12,345,952
Net unrealized appreciation on investments, forward foreign exchange contracts, foreign currency related transactions, futures contracts, and swap contracts	50,003,666	76,174,397

NET ASSETS	$482,193,522	$2,045,546,869

Class A	$196,491,644	$214,035,038

Class I	$285,701,878	$1,831,511,831

SHARES OUTSTANDING (Note 8)
Class A	16,714,564	15,312,599

Class I	24,307,693	132,737,991

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$11.76	$13.98

Class I	$11.75	$13.80

See Notes to Financial Statements

74	2013 Semi-Annual Report

STATEMENT OF ASSETS AND LIABILITIES (Continued) (Unaudited)	April 30, 2013

Aberdeen
Global High Income
(formerly known as
Artio Global High Income)
ASSETS:
Investments in securities, at fair value (Cost $2,403,485,140)	$2,535,952,678
Affiliated securities, at fair value (Cost $30,083,125)	27,274,152
Repurchase agreements (Cost $85,781,986)	85,781,986
Cash	20,025
Cash on deposit for broker (Note 2)	490,000
Foreign currency, at fair value (Cost $10,585,620)	10,570,336
Receivables:
Investments sold	36,907,266
Fund shares sold	8,414,461
Interest and dividends	43,543,756
Unrealized appreciation on forward foreign exchange contracts	3,061,963
Open swaps agreements, at fair value (upfront payments received $3,584,266)	5,497,050
Prepaid expense	209,210

Total Assets	2,757,722,883

LIABILITIES:
Payables:
Investments purchased	51,877,052
Fund shares repurchased	4,359,103
Dividends payable	1,939
Collateral from broker	4,270,000
Investment advisory fee (Note 3)	1,530,127
Unrealized depreciation on forward foreign exchange contracts	3,889,856
Open swaps agreements, at fair value (upfront payments received $0)	902,136
Unfunded loan commitments (Note 2)	2,798,180
Accrued expenses and other payables	777,779

Total Liabilities	70,406,172

NET ASSETS	$2,687,316,711

NET ASSETS Consist of:
Par value	$258,184
Paid in capital in excess of par value	2,527,875,467
Undistributed net investment loss	(1,022,401)
Accumulated net realized gain on investments sold, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	25,950,530
Net unrealized appreciation on investments, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	134,254,931

NET ASSETS	$2,687,316,711

Class A	$1,013,259,430

Class I	$1,674,057,281

SHARES OUTSTANDING (Note 8)
Class A	94,387,163

Class I	163,796,352

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$10.74

Class I	$10.22

See Notes to Financial Statements

2013 Semi-Annual Report	75

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2013

	Aberdeen
	Global Select
	Opportunities	Aberdeen
	(formerly known as	Select International Equity
	Artio Select	(formerly known as
	Opportunities)	Artio International Equity)
INVESTMENT INCOME:
Interest	$32	$348,969
Securities lending income	431	185,274
Dividends, from unaffiliated issuers††	141,620	10,670,681

Total investment income	142,083	11,204,924

EXPENSES:
Investment advisory fee (Note 3)	72,672	5,337,304
Custody fees	12,331	312,974
Administration fees	11,797	116,881
Professional fees	25,115	149,644
Trustees’ fees and expenses	971	82,394
Registration and filing fees	12,889	25,353
Shareholder reports	16,839	151,878
Insurance premium expense	1,090	96,278
Interest expense	501	23,199
Commitment fee	1,363	54,515
Compliance expense	—	2,181
Miscellaneous fees	10,162	139,498

Total expenses common to all classes	165,730	6,492,099

Transfer agent fees
Class A	4,752	73,330
Class I	263	21,179
Distribution and shareholder servicing fees (Note 4)
Class A	9,189	964,593

Total gross expenses	179,934	7,551,201

Custody offset arrangement (Note 3)	—	(15,956)
Expenses reimbursed by investment adviser (Note 3) (1)	(76,981)	—
Expenses waived by investment adviser (Note 3)	(404)	(29,652)

Net expenses	102,549	7,505,593

NET INVESTMENT INCOME	39,534	3,699,331

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	907,595	(59,231,436)
Financial futures contracts and synthetic futures	—	150,248
Swap contracts	—	13,892,111
Forward foreign exchange contracts	29,233	9,469,075
Foreign currency transactions	3,194	(451,033)

Net realized gain (loss) on investments	940,022	(36,171,035)

Net change in unrealized appreciation (depreciation) on:
Investments	289,820	212,151,173
Financial futures contracts and synthetic futures	—	1,263,724
Swap contracts	—	(7,181,620)
Forward foreign exchange contracts	—	(1,773,584)
Foreign currency transactions	(105)	(142,415)

Net change in unrealized appreciation of investments	289,715	204,317,278

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,229,737	168,146,243

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,269,271	$171,845,574

††	Net of foreign withholding taxes of $5,784 and $1,071,851 for the Aberdeen Global Select Opportunities Fund Inc. and Aberdeen Select International Equity Fund, respectively.
(1)	The expenses reimbursed on Aberdeen Global Select Opportunities Fund Inc. for Class A and Class I were $(38,022) and $(38,959), respectively.

See Notes to Financial Statements

76	2013 Semi-Annual Report

STATEMENT OF OPERATIONS (Continued) (Unaudited)

For the Six Months Ended April 30, 2013

	Aberdeen	Aberdeen
	Select International Equity II	Total Return Bond
	(formerly known as	(formerly known as
	Artio International Equity II)	Artio Total Return Bond)
INVESTMENT INCOME:
Interest†	$15,471	$28,363,013
Securities lending income	85,651	—
Dividends††	6,946,690	—

Total investment income	7,047,812	28,363,013

EXPENSES:
Investment advisory fee (Note 3)	3,623,318	3,546,955
Custody fees	97,089	157,491
Administration fees	43,686	18,615
Professional fees	94,502	138,742
Trustees’ fees and expenses	52,761	110,131
Registration and filing fees	36,173	32,371
Shareholder reports	127,825	172,312
Insurance premium expense	77,305	90,357
Interest expense	1,308	—
Commitment fee	54,515	13,628
Compliance expense	218	6,505
Miscellaneous fees	85,846	29,687

Total expenses common to all classes	4,294,546	4,316,794

Transfer agent fees
Class A	11,446	36,389
Class I	105,640	18,305
Distribution and shareholder servicing fees (Note 4)
Class A	306,264	287,758

Total gross expenses	4,717,896	4,659,246

Custody offset arrangement (Note 3)	(8,289)	(13,398)
Expenses reimbursed by investment adviser (Note 3) (1)	—	(13,807)
Expenses waived by investment adviser (Note 3)	(20,130)	(50,671)

Net expenses	4,689,477	4,581,370

NET INVESTMENT INCOME	2,358,335	23,781,643

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	51,667,238	14,947,929
Financial futures contracts and synthetic futures	179,449	—
Swap contracts	10,078,080	—
Forward foreign exchange contracts	6,841,204	844,598
Foreign currency transactions	(808,036)	(673,721)

Net realized gain on investments	67,957,935	15,118,806

Net change in unrealized appreciation (depreciation) on:
Investments	51,701,658	521,962
Financial futures contracts and synthetic futures	672,521	—
Swap contracts	(3,949,361)	—
Forward foreign exchange contracts	(1,060,764)	(1,035,660)
Foreign currency transactions	235,957	31,501

Net change in unrealized appreciation (depreciation) of investments	47,600,011	(482,197)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	115,557,946	14,636,609

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$117,916,281	$38,418,252

See Notes to Financial Statements

2013 Semi-Annual Report	77

†	Net of foreign withholding taxes of $0 and $1,375 for the Aberdeen Select International Equity Fund II and Aberdeen Total Return Bond Fund, respectively.
††	Net of foreign withholding taxes of $627,711 and $0 for the Aberdeen Select International Equity Fund II and Aberdeen Total Return Bond Fund, respectively.
(1)	The expenses reimbursed on Aberdeen Total Return Bond Fund for Class A and Class I were $13,807 and $0, respectively.

See Notes to Financial Statements

78	2013 Semi-Annual Report

STATEMENT OF OPERATIONS (Continued) (Unaudited)

For the Six Months Ended April 30, 2013

Aberdeen
Global High Income
(formerly known as
Artio Global High Income)
INVESTMENT INCOME:
Interest†	$115,978,179
Dividends	1,433,408

Total investment income	117,411,587

EXPENSES:
Investment advisory fee (Note 3)	9,391,802
Custody fees	308,734
Administration fees	13,171
Professional fees	193,220
Trustees’ fees and expenses	160,669
Registration and filing fees	61,640
Shareholder reports	225,264
Insurance premium expense	139,096
Interest expense	12,120
Commitment fee	124,843
Compliance expense	7,406
Miscellaneous fees	56,771

Total expenses common to all classes	10,694,736

Transfer agent fees
Class A	166,364
Class I	162,083
Distribution and shareholder servicing fees (Note 4)
Class A	1,260,806

Total gross expenses	12,283,989

Custody offset arrangement (Note 3)	(35,194)
Expenses reimbursed by investment adviser (Note 3) (1)	(102,123)
Expenses waived by investment adviser (Note 3)	(72,245)

Net expenses	12,074,427

NET INVESTMENT INCOME	105,337,160

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain (loss) on:
Investments††††	34,876,754
Swap contracts	4,399,257
Forward foreign exchange contracts	943,953
Foreign currency transactions	469,969

Net realized gain on investments	40,689,933

Net change in unrealized appreciation (depreciation) on:
Investments	70,819,559
Swap contracts	3,826,414
Forward foreign exchange contracts	(803,778)
Foreign currency transactions	(234,115)

Net change in unrealized appreciation of investments	73,608,080

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	114,298,013

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$219,635,173

†	Net of foreign withholding taxes of $28,570 for the Aberdeen Global High Income Fund.
††††	Net of foreign capital gains tax of $113,915 Aberdeen Global High Income Fund.
(1)	The expenses reimbursed on Aberdeen Global High Income Fund for Class A and Class I were $(102,123) and $0, respectively.

See Notes to Financial Statements

2013 Semi-Annual Report	79

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

Aberdeen Global Select Opportunities Fund Inc. (formerly known as Artio Select Opportunities Fund Inc.)

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2013	October 31, 2012
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$39,534	$194,490
Net realized gain (loss) on investments	940,022	(405,520)
Net change in unrealized appreciation of investments	289,715	2,650,204

Net increase in net assets resulting from operations	1,269,271	2,439,174

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	(66,027)	—
Class I	(121,751)	(25,087)

Total distributions to shareholders	(187,778)	(25,087)

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	214,175	707,054
Class I	764,595	1,793,837
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	56,726	—
Class I	106,344	23,999
Cost of shares redeemed
Class A	(2,529,239)	(2,618,378)
Class I	(9,071,657)	(29,273,004)

Net decrease from Fund share transactions	(10,459,056)	(29,366,492)

Net decrease in net assets	(9,377,563)	(26,952,405)

NET ASSETS
Beginning of period	20,122,062	47,074,467

End of period (including undistributed net investment income of $39,534 and $187,778, respectively)	$10,744,499	$20,122,062

See Notes to Financial Statements

80	2013 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS (Continued) (Unaudited)

Aberdeen Select International Equity Fund (formerly known as Artio International Equity Fund)

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2013	October 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,699,331	$50,527,461
Net realized loss on investments	(36,171,035)	(271,400,583)
Net change in unrealized appreciation of investments	204,317,278	79,114,331

Net increase (decrease) in net assets resulting from operations	171,845,574	(141,758,791)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	(4,106,087)	(29,892,907)
Class I	(3,400,872)	(58,773,313)

Total distributions to shareholders	(7,506,959)	(88,666,220)

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	17,993,875	94,592,323
Class I	23,182,656	256,332,491
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	3,990,997	29,284,391
Class I	3,218,155	54,098,839
Cost of shares redeemed
Class A	(338,069,741)	(1,226,061,711)
Class I	(1,009,059,723)	(2,708,498,934)

Net decrease from Fund share transactions	(1,298,743,781)	(3,500,252,601)

Net decrease in net assets	(1,134,405,166)	(3,730,677,612)

NET ASSETS
Beginning of period	2,016,576,176	5,747,253,788

End of period (including accumulated net investment loss of $(10,386,357) and $(6,578,729), respectively)	$882,171,010	$2,016,576,176

See Notes to Financial Statements

2013 Semi-Annual Report	81

STATEMENT OF CHANGES IN NET ASSETS (Continued) (Unaudited)

Aberdeen Select International Equity Fund II (formerly known as Artio International Equity Fund II)

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2013	October 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,358,335	$35,138,820
Net realized gain (loss) on investments	67,957,935	(95,348,690)
Net change in unrealized appreciation (depreciation) of investments	47,600,011	(14,221,525)

Net increase (decrease) in net assets resulting from operations	117,916,281	(74,431,395)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	(5,886,502)	(17,413,839)
Class I	(19,892,430)	(51,533,616)

Total distributions to shareholders	(25,778,932)	(68,947,455)

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	14,437,646	152,425,573
Class I	39,469,643	269,600,897
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	5,697,322	15,787,932
Class I	15,429,334	36,277,359
Cost of shares redeemed
Class A	(132,805,147)	(1,158,590,968)
Class I	(636,584,558)	(3,064,776,499)

Net decrease from Fund share transactions	(694,355,760)	(3,749,275,706)

Net decrease in net assets	(602,218,411)	(3,892,654,556)

NET ASSETS
Beginning of period	1,084,411,933	4,977,066,489

End of period (including accumulated net investment (loss) income of $(3,226,445) and $20,194,152, respectively)	$482,193,522	$1,084,411,933

See Notes to Financial Statements

82	2013 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS (Continued) (Unaudited)

Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2013	October 31, 2012
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$23,781,643	$53,428,186
Net realized gain on investments	15,118,806	38,691,238
Net change in unrealized appreciation (depreciation) of investments	(482,197)	40,330,244

Net increase in net assets resulting from operations	38,418,252	132,449,668

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	(2,291,457)	(9,185,698)
Class I	(25,213,115)	(67,054,088)
Distributions from realized gain
Class A	(5,210,543)	(4,921,570)
Class I	(38,408,459)	(28,592,546)

Total distributions to shareholders	(71,123,574)	(109,753,902)

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	30,786,975	89,929,318
Class I	361,080,585	814,523,871
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	7,122,315	13,378,383
Class I	56,690,878	81,900,951
Cost of shares redeemed
Class A	(67,439,712)	(130,134,771)
Class I	(406,343,329)	(566,116,026)

Net increase (decrease) from Fund share transactions	(18,102,288)	303,481,726

Net increase (decrease) in net assets	(50,807,610)	326,177,492

NET ASSETS
Beginning of period	2,096,354,479	1,770,176,987

End of period (including accumulated net investment (loss) income of $(875,322) and $2,847,607, respectively)	$2,045,546,869	$2,096,354,479

See Notes to Financial Statements

2013 Semi-Annual Report	83

STATEMENT OF CHANGES IN NET ASSETS (Continued) (Unaudited)

Aberdeen Global High Income Fund (formerly known as Artio Global High Income Fund)

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2013	October 31, 2012
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$105,337,160	$244,016,781
Net realized gain (loss) on investments	40,689,933	(12,803,335)
Net change in unrealized appreciation of investments	73,608,080	108,500,170

Net increase in net assets resulting from operations	219,635,173	339,713,616

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	(33,719,416)	(80,882,262)
Class I	(71,008,942)	(165,950,161)
Distributions from realized gain
Class A	—	(18,449,251)
Class I	—	(33,475,158)
Return of capital
Class A	—	(1,643,402)
Class I	—	(3,371,514)

Total distributions to shareholders	(104,728,358)	(303,771,748)

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	205,380,336	383,609,386
Class I	259,438,827	1,328,641,709
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	31,389,505	90,532,888
Class I	41,395,434	106,426,184
Cost of shares redeemed
Class A	(332,283,914)	(728,612,636)
Class I	(829,962,463)	(1,405,950,078)

Net decrease from Fund share transactions	(624,642,275)	(225,352,547)

Net decrease in net assets	(509,735,460)	(189,410,679)

NET ASSETS
Beginning of period	3,197,052,171	3,386,462,850

End of period (including accumulated net investment loss of $(1,022,401) and $(1,631,203), respectively)	$2,687,316,711	$3,197,052,171

See Notes to Financial Statements

84	2013 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Aberdeen Global Select Opportunities Fund Inc. (formerly known as Artio Select Opportunities Fund Inc.)
For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2013		2012		2011		2010		2009	2008
Net Asset Value, beginning of period	$35.11		$33.90		$36.70		$32.55		$27.23	$47.02

Income (loss) from investment operations:
Net investment income (loss) (2)	0.06		0.17		(0.08)		(0.01)		0.27	0.32
Net realized and unrealized gain (loss) on investments	2.97		1.04		(2.72)		5.05		5.15	(20.03)

Total income (loss) from investment operations	3.03		1.21		(2.80)		5.04		5.42	(19.71)

Less distributions:
From net investment income	(0.32)		—		—		(0.89)		(0.10)	(0.08)

Total Distributions	(0.32)		—		—		(0.89)		(0.10)	(0.08)

Net Asset Value, end of period	$37.82		$35.11		$33.90		$36.70		$32.55	$27.23

Total Return	8.70	%(3)	3.54%		(7.60)%		15.65%		19.94%	(42.00)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$6,961		$8,691		$10,223		$12,302		$17,703	$16,045

Ratio of net investment income (loss) to average net assets	0.34	%(4)	0.49%		(0.21)%		(0.04)%		0.99%	0.79%
Ratio of net expenses to average net assets (1)(5)	1.41	%(4)(6)	1.40	%(7)	1.40	%(7)	1.40	%(7)	1.40%	1.45%
Ratio of net expenses to average net assets (1)	1.41	%(4)(6)	1.39	%(7)	1.40	%(7)	1.40	%(7)	1.40%	1.40%

Portfolio turnover rate	141	%(3)	182%		147%		195%		320%	200%

(1) The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment adviser. Had such an action not been taken, the operating expenses ratios would have been:
Ratio of gross expenses to average net assets (5)	2.45	%(4)(6)	2.33	%(7)	1.79	%(7)	1.78	%(7)	1.89%	1.75%
Ratio of gross expenses to average net assets	2.45	%(4)(6)	2.32	%(7)	1.79	%(7)	1.78	%(7)	1.89%	1.70%

(2)	Based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangements.
(6)	Includes interest expense that amounts to 0.01%.
(7)	Includes interest expense that amounts to less than 0.01%.

See Notes to Financial Statements

2013 Semi-Annual Report	85

FINANCIAL HIGHLIGHTS (Unaudited)

Aberdeen Global Select Opportunities Fund Inc. (formerly known as Artio Select Opportunities Fund Inc.)
For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2013		2012		2011		2010		2009	2008
Net Asset Value, beginning of period	$35.48		$34.20		$37.01		$32.80		$27.55	$47.45

Income (loss) from investment operations:
Net investment income (2)	0.11		0.25		0.01		0.07		0.35	0.39
Net realized and unrealized gain (loss) on investments	2.98		1.05		(2.74)		5.09		5.17	(20.10)

Total income (loss) from investment operations	3.09		1.30		(2.73)		5.16		5.52	(19.71)

Less distributions:
From net investment income	(0.43)		(0.02)		(0.08)		(0.95)		(0.27)	(0.19)

Total Distributions	(0.43)		(0.02)		(0.08)		(0.95)		(0.27)	(0.19)

Net Asset Value, end of period	$38.14		$35.48		$34.20		$37.01		$32.80	$27.55

Total Return	8.81	%(3)	3.82%		(7.40)%		15.94%		20.23%	(41.68)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$3,784		$11,431		$36,851		$63,354		$50,021	$47,518

Ratio of net investment income to average net assets	0.62	%(4)	0.73%		0.04%		0.21%		1.27%	0.98%
Ratio of net expenses to average net assets (1)(5)	1.15	%(4)(6)	1.15	%(6)	1.15	%(6)	1.15	%(6)	1.15%	1.20%
Ratio of net expenses to average net assets (1)	1.15	%(4)(6)	1.14	%(6)	1.15	%(6)	1.15	%(6)	1.15%	1.15%

Portfolio turnover rate	141	%(3)	182%		147%		195%		320%	200%

(1) The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment adviser. Had such an action not been taken, the operating expenses ratios would have been:
Ratio of gross expenses to average net assets (5)	2.05	%(4)(6)	1.77	%(6)	1.42	%(6)	1.44	%(6)	1.50%	1.45%
Ratio of gross expenses to average net assets	2.05	%(4)(6)	1.76	%(6)	1.42	%(6)	1.44	%(6)	1.50%	1.40%

(2)	Based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangements.
(6)	Includes interest expense that amounts to less than 0.01%.

See Notes to Financial Statements

86	2013 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Aberdeen Select International Equity Fund (formerly known as Artio International Equity Fund)
For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2013		2012		2011		2010		2009	2008
Net Asset Value, beginning of period	$23.84		$24.55		$28.87		$28.20		$24.46 †	$51.95

Income (loss) from investment operations:
Net investment income (1)	0.08		0.30		0.19		0.27		0.26	0.52
Net realized and unrealized gain (loss) on investments	3.84		(0.62)		(4.00)		2.48		3.94	(22.03)

Total income (loss) from investment operations	3.92		(0.32)		(3.81)		2.75		4.20	(21.51)

Less distributions:
From net investment income	(0.13)		(0.39)		(0.51)		(2.08)		(0.46)	(0.72)
From net realized gains on investments	—		—		—		—		—	(5.26)

Total Distributions	(0.13)		(0.39)		(0.51)		(2.08)		(0.46)	(5.98)

Net Asset Value, end of period	$27.63		$23.84		$24.55		$28.87		$28.20	$24.46 †

Total Return	16.48	%(2)	(1.14)%		(13.49)%		10.06%		17.62%	(46.49)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$676,563		$877,738		$2,059,255		$3,692,638		$4,368,400	$4,884,851

Ratio of net investment income to average net assets	0.65	%(3)	1.30%		0.65%		1.00%		1.09%	1.31%
Ratio of net expenses to average net assets (4)	1.36	%(3)(5)	1.25	%(5)	1.29	%(5)	1.28	%(5)	1.26%	1.22%
Ratio of net expenses to average net assets (6)	1.36	%(3)(5)	1.23	%(5)	1.29	%(5)	1.28	%(5)	1.21%	1.13%

Portfolio turnover rate	21	%(2)	35%		41%		105%		201%	55%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(5)	Includes interest expense that amounts to less than 0.01%.
(6)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratios would have been 1.36%, 1.24%, 1.30%, 1.28%, 1.21%, and 1.13% for the periods ended April 30, 2013, October 31, 2012, 2011, 2010, 2009, and 2008, respectively.
†	The financial statements are prepared to conform to U.S. generally accepted accounting principles. As a result, the NAVs for certain funds reported in the financial statements may differ from the NAV used to process shareholder transactions. The reported NAV for shareholder transaction activity for International Equity Fund Class A shares was $24.44. The NAV above has been restated to correct an error which was identified subsequent to the close of the fiscal year.

See Notes to Financial Statements

2013 Semi-Annual Report	87

FINANCIAL HIGHLIGHTS (Unaudited)

Aberdeen Select International Equity Fund (formerly known as Artio International Equity Fund)
For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2013		2012		2011		2010		2009	2008
Net Asset Value, beginning of period	$24.44		$25.20		$29.64		$28.89		$25.09 †	$53.15

Income (loss) from investment operations:
Net investment income (1)	0.07		0.36		0.28		0.35		0.33	0.63
Net realized and unrealized gain (loss) on investments	3.98		(0.64)		(4.13)		2.55		4.03	(22.60)

Total income (loss) from investment operations	4.05		(0.28)		(3.85)		2.90		4.36	(21.97)

Less distributions:
From net investment income	(0.22)		(0.48)		(0.59)		(2.15)		(0.56)	(0.83)
From net realized gains on investments	—		—		—		—		—	(5.26)

Total Distributions	(0.22)		(0.48)		(0.59)		(2.15)		(0.56)	(6.09)

Net Asset Value, end of period	$28.27		$24.44		$25.20		$29.64		$28.89	$25.09 †

Total Return	16.66%		(0.93)%		(13.31)%		10.37%		17.91%	(46.37)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$205,608		$1,138,838		$3,687,999		$5,790,307		$6,389,926	$6,878,409

Ratio of net investment income to average net assets	0.57	%(2)	1.51%		0.95%		1.26%		1.36%	1.56%
Ratio of net expenses to average net assets (3)	1.09	%(2)(4)	1.02	%(4)	1.05	%(4)	1.02	%(4)	1.01%	0.98%
Ratio of net expenses to average net assets (5)	1.09	%(2)(4)	1.00	%(4)	1.05	%(4)	1.02	%(4)	0.95%	0.89%

Portfolio turnover rate	21	%(6)	35%		41%		105%		201%	55%

(1)	Based on average shares outstanding during the period.
(2)	Annualized.
(3)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(4)	Includes interest expense that amounts to less than 0.01%.
(5)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratios would have been 1.10%, 1.01%, 1.05%, 1.02%, 0.95%, and 0.89% for the periods ended April 30, 2013, October 31, 2012, 2011, 2010, 2009, and 2008, respectively.
(6)	Not annualized.
†	The financial statements are prepared to conform to U.S. generally accepted accounting principles. As a result, the NAVs for certain funds reported in the financial statements may differ from the NAV used to process shareholder transactions. The reported NAV for shareholder transaction activity for Select International Equity Fund Class I shares was $25.07. The NAV above was restated to correct an error which was identified subsequent to the close of the fiscal year end.

See Notes to Financial Statements

88	2013 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Aberdeen Select International Equity Fund II (formerly known as Artio International Equity Fund II)
For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2013		2012		2011		2010		2009	2008
Net Asset Value, beginning of period	$10.38		$10.46		$12.18		$11.62		$10.15 †	$18.31

Income (loss) from investment operations:
Net investment income (1)	0.03		0.12		0.07		0.11		0.09	0.19
Net realized and unrealized gain (loss) on investments	1.60		(0.05)		(1.56)		1.00		1.71	(7.94)

Total income (loss) from investment operations	1.63		0.07		(1.49)		1.11		1.80	(7.75)

Less distributions:
From net investment income	(0.25)		(0.15)		(0.23)		(0.55)		(0.33)	(0.14)
From net realized gains on investments	—		—		—		—		—	(0.27)

Total Distributions	(0.25)		(0.15)		(0.23)		(0.55)		(0.33)	(0.41)

Net Asset Value, end of period	$11.76		$10.38		$10.46		$12.18		$11.62	$10.15 †

Total Return	15.86	%(2)	0.91%		(12.61)%		9.75%		18.23%	(43.18)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$196,492		$278,360		$1,310,435		$2,156,072		$2,146,222	$1,309,002

Ratio of net investment income to average net assets	0.62	%(3)	1.21%		0.54%		0.98%		0.87%	1.25%
Ratio of net expenses to average net assets (4)	1.31	%(3)(5)	1.32	%(5)	1.28	%(5)	1.29	%(5)	1.27%	1.28%
Ratio of net expenses to average net assets (6)	1.31	%(3)(5)	1.30	%(5)	1.28	%(5)	1.28	%(5)	1.24%	1.21%

Portfolio turnover rate	29	%(2)	34%		51%		123%		205%	89%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(5)	Includes interest expense that amounts to less than 0.01%.
(6)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratios would have been 1.31%, 1.31%, 1.29%, 1.28%, 1.25%, and 1.21% for the periods ended April 30, 2013, October 31, 2012, 2011, 2010, 2009, and 2008, respectively.
†	The financial statements are prepared to conform to U.S. generally accepted accounting principles. As a result, the NAVs for certain funds reported in the financial statements may differ from the NAV used to process shareholder transactions. The reported NAV for shareholder transaction activity for Select International Equity Fund II Class A shares was $10.16.

See Notes to Financial Statements

2013 Semi-Annual Report	89

FINANCIAL HIGHLIGHTS (Unaudited)

Aberdeen Select International Equity Fund II (formerly known as Artio International Equity Fund II)
For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2013		2012		2011		2010		2009	2008
Net Asset Value, beginning of period	$10.45		$10.54		$12.27		$11.70		$10.22 †	$18.42

Income (loss) from investment operations:
Net investment income (1)	0.03		0.14		0.10		0.14		0.12	0.23
Net realized and unrealized gain (loss) on investments	1.60		(0.04)		(1.57)		1.01		1.72	(7.99)

Total income (loss) from investment operations	1.63		0.10		(1.47)		1.15		1.84	(7.76)

Less distributions:
From net investment income	(0.33)		(0.19)		(0.26)		(0.58)		(0.36)	(0.17)
From net realized gains on investments	—		—		—		—		—	(0.27)

Total Distributions	(0.33)		(0.19)		(0.26)		(0.58)		(0.36)	(0.44)

Net Asset Value, end of period	$11.75		$10.45		$10.54		$12.27		$11.70	$10.22 †

Total Return	15.92	%(2)	1.11%		(12.31)%		9.99%		18.59%	(43.03)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$285,702		$806,052		$3,666,631		$6,355,205		$6,985,273	$5,218,728

Ratio of net investment income to average net assets	0.57	%(3)	1.33%		0.79%		1.23%		1.18%	1.48%
Ratio of net expenses to average net assets (4)	1.10	%(3)(5)	1.02	%(5)	1.04	%(5)	1.05	%(5)	1.02%	1.00%
Ratio of net expenses to average net assets (6)	1.10	%(3)(5)	1.01	%(5)	1.04	%(5)	1.04	%(5)	0.98%	0.93%

Portfolio turnover rate	29	%(2)	34%		51%		123%		205%	89%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(5)	Includes interest expense that amounts to less than 0.01%.
(6)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratio would have been 1.11%, 1.01%, 1.04%, 1.04%, 0.99%, and 0.93% for the periods ended April 30, 2013, October 31, 2012, 2011, 2010, 2009, and 2008, respectively.
†	The financial statements are prepared to conform to U.S. generally accepted accounting principles. As a result, the NAVs for certain funds reported in the financial statements may differ from the NAV used to process shareholder transactions. The reported NAV for shareholder transaction activity for Select International Equity Fund II Class I shares was $10.23.

See Notes to Financial Statements

90	2013 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)
For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2013		2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$14.17		$14.02	$14.24	$13.51	$12.21	$13.41

Income (loss) from investment operations:
Net investment income (1)	0.15		0.34	0.55	0.52	0.51	0.57
Net realized and unrealized gain (loss) on investments	0.10		0.56	0.18	0.69	1.54	(1.07)

Total income (loss) from investment operations	0.25		0.90	0.73	1.21	2.05	(0.50)

Less distributions:
From net investment income	(0.14)		(0.49)	(0.47)	(0.48)	(0.62)	(0.70)
From net realized gains on investments	(0.30)		(0.26)	(0.48)	—	(0.13)	—

Total Distributions	(0.44)		(0.75)	(0.95)	(0.48)	(0.75)	(0.70)

Net Asset Value, end of period	$13.98		$14.17	$14.02	$14.24	$13.51	$12.21

Total Return	1.81	%(2)	6.64%	5.49%	9.16%	17.27%	(4.01)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$214,035		$247,217	$271,444	$319,782	$331,224	$302,869

Ratio of net investment income to average net assets	2.11	%(3)	2.47%	3.96%	3.77%	3.98%	4.27%
Ratio of net expenses to average net assets (4)	0.69	%(3)	0.69%	0.69%	0.69%	0.69%	0.69%
Ratio of net expenses to average net assets (5)	0.69	%(3)	0.69%	0.69%	0.69%	0.69%	0.69%

Portfolio turnover rate (6)	122	%(2)	236%	219%	193%	289%	341%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(5)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratios would have been 0.71%, 0.69%, 0.71%, 0.70%, 0.69%, and 0.72% for the periods ended April 30, 2013, October 31, 2012, 2011, 2010, 2009, and 2008, respectively.
(6)	The portfolio turnover rate not including TBA transactions was 65%, 156%, 180%, 164%, 159%, and 238% for the periods ended April 30, 2013, October 31, 2012, 2011, 2010, 2009, and 2008, respectively.

See Notes to Financial Statements

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FINANCIAL HIGHLIGHTS (Unaudited)

Aberdeen Total Return Bond Fund (formerly known as Artio Total Return Bond Fund)
For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2013		2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$14.03		$13.91	$14.16	$13.47	$12.20	$13.43

Income (loss) from investment operations:
Net investment income (1)	0.16		0.38	0.58	0.55	0.54	0.57
Net realized and unrealized gain (loss) on investments	0.10		0.55	0.18	0.69	1.53	(1.04)

Total income (loss) from investment operations	0.26		0.93	0.76	1.24	2.07	(0.47)

Less distributions:
From net investment income	(0.19)		(0.55)	(0.53)	(0.55)	(0.67)	(0.76)
From net realized gains on investments	(0.30)		(0.26)	(0.48)	—	(0.13)	—

Total Distributions	(0.49)		(0.81)	(1.01)	(0.55)	(0.80)	(0.76)

Net Asset Value, end of period	$13.80		$14.03	$13.91	$14.16	$13.47	$12.20

Total Return	1.92	%(2)	6.97%	5.79%	9.39%	17.56%	(3.84)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$1,831,512		$1,849,138	$1,498,733	$1,305,839	$1,238,512	$963,045

Ratio of net investment income to average net assets	2.38	%(3)	2.73%	4.20%	4.01%	4.26%	4.27%
Ratio of net expenses to average net assets (4)	0.42	%(3)	0.41%	0.44%	0.44%	0.43%	0.44%
Ratio of net expenses to average net assets (5)	0.42	%(3)	0.41%	0.44%	0.44%	0.44%	0.44%

Portfolio turnover rate (6)	122	%(2)	236%	219%	193%	289%	341%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(5)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratios would have been 0.43%, 0.41%, 0.45%, 0.44%, 0.43%, and 0.46% for the periods ended April 30, 2013, October 31, 2012, 2011, 2010, 2009, and 2008, respectively.
(6)	The portfolio turnover rate not including TBA transactions was 65%, 156%,180%, 164%, 159%, and 238% for the periods ended April 30, 2013, October 31, 2012, 2011, 2010, 2009, and 2008, respectively.

See Notes to Financial Statements

92	2013 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Aberdeen Global High Income Fund (formerly known as Artio Global High Income Fund)
For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2013		2012		2011		2010	2009	2008
Net Asset Value, beginning of period	$10.30		$10.14		$11.06		$10.28	$8.08	$11.05

Income (loss) from investment operations:
Net investment income (1)	0.37		0.73		0.77		0.82	0.71	0.68
Net realized and unrealized gain (loss) on investments	0.42		0.34		(0.62)		0.77	2.42	(3.00)

Total income (loss) from investment operations	0.79		1.07		0.15		1.59	3.13	(2.32)

Less distributions:
From net investment income	(0.35)		(0.74)		(0.79)		(0.81)	(0.78)	(0.65)
From net realized gains on investments	—		(0.16)		(0.28)		—	—	—
Return of capital	—		(0.01)		—		—	(0.15)	—

Total Distributions	(0.35)		(0.91)		(1.07)		(0.81)	(0.93)	(0.65)

Net Asset Value, end of period	$10.74		$10.30		$10.14		$11.06	$10.28	$8.08

Total Return	7.81	%(2)	11.22%		1.30%		16.08%	42.71%	(22.12)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$1,013,259		$1,066,487		$1,308,597		$1,222,933	$715,541	$139,340

Ratio of net investment income to average net assets	7.12	%(3)	7.26%		7.19%		7.70%	7.83%	6.67%
Ratio of net expenses to average net assets (4)	1.00	%(3)(5)	1.00	%(5)	1.01	%(5)	1.00%	1.01%	1.02%
Ratio of net expenses to average net assets (6)	1.00	%(3)(5)	0.99	%(5)	0.99	%(5)	1.00%	1.00%	1.00%

Portfolio turnover rate	29	%(2)	62%		78%		57%	43%	28%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangements and recoupment of expense previously assumed by the Fund’s investment adviser.
(5)	Includes interest expense that amounts to less than 0.01%.
(6)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expenses ratios would have been 1.01%, 1.00%, 1.00%, 1.01% and 1.08% for the years ended October 31, 2012, 2011, 2010, 2009 and 2008, respectively.

See Notes to Financial Statements

2013 Semi-Annual Report	93

FINANCIAL HIGHLIGHTS (Unaudited)

Aberdeen Global High Income Fund (formerly known as Artio Global High Income Fund)
For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2013		2012		2011		2010	2009	2008
Net Asset Value, beginning of period	$9.84		$9.72		$10.64		$9.90	$7.82	$10.71

Income (loss) from investment operations:
Net investment income (1)	0.37		0.73		0.76		0.82	0.70	0.69
Net realized and unrealized gain (loss) on investments	0.40		0.31		(0.59)		0.74	2.33	(2.90)

Total income (loss) from investment operations	0.77		1.04		0.17		1.56	3.03	(2.21)

Less distributions:
From net investment income	(0.39)		(0.74)		(0.81)		(0.82)	(0.79)	(0.68)
From net realized gains on investments	—		(0.16)		(0.28)		—	—	—
Return of capital	—		(0.02)		—		—	(0.16)	—

Total Distributions	(0.39)		(0.92)		(1.09)		(0.82)	(0.95)	(0.68)

Net Asset Value, end of period	$10.22		$9.84		$9.72		$10.64	$9.90	$7.82

Total Return	7.92	%(2)	11.49%		1.52%		16.39%	42.99%	(21.84)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$1,674,057		$2,130,565		$2,077,865		$1,873,539	$934,054	$221,811

Ratio of net investment income to average net assets	7.38	%(3)	7.53%		7.44%		7.96%	8.10%	6.93%
Ratio of net expenses to average net assets (4)	0.75	%(5)	0.73	%(5)	0.74	%(5)	0.75%	0.76%	0.77%
Ratio of net expenses to average net assets (6)	0.75	%(5)	0.73	%(5)	0.73	%(5)	0.75%	0.75%	0.75%

Portfolio turnover rate	29	%(2)	62%		78%		57%	43%	28%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangements and recoupment of expense previously assumed by the Fund’s investment adviser.
(5)	Includes interest expense that amounts to less than 0.01%.
(6)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratios would have been 0.74%, 0.74%, 0.74%, 0.74% and 0.79% for the years ended October 31, 2012, 2011, 2010, 2009 and 2008, respectively.

See Notes to Financial Statements

94	2013 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

The Artio Global Funds consist of the Artio Select Opportunities Fund Inc. (“Select Opportunities Fund”) and the Artio Global Investment Funds (the “Trust”). As of April 30, 2013, the Artio Global Funds were comprised of five funds (each a “Fund” and together, the “Funds”).

Effective May 22, 2013, in conjunction with the acquisition of Artio Global Management LLC by Aberdeen Asset Management LLC, the Artio Select Opportunities Fund Inc. and the series of the Artio Global Investment Funds (the “Trust”) (each, a “Fund” and collectively, the “Funds”) were rebranded (name change) to the names listed below, which are also used exclusively throughout this report.

Rebranded as:	Formerly known as:
Aberdeen Global Select Opportunities Fund Inc.	Artio Select Opportunities Fund Inc.
Aberdeen Select International Equity Fund, a Series of Aberdeen Investment Funds	Artio International Equity Fund, a Series of Artio Global Investment Funds
Aberdeen Select International Equity Fund II, a Series of Aberdeen Investment Funds	Artio International Equity Fund II, a Series of Artio Global Investment Funds
Aberdeen Total Return Bond Fund, a Series of Aberdeen Investment Funds	Artio Total Return Bond Fund, a Series of Artio Global Investment Funds
Aberdeen Global High Income Fund, a Series of Aberdeen Investment Funds	Artio Global High Income Fund, a Series of Artio Global Investment Funds

The Aberdeen Global Select Opportunities Fund Inc. was incorporated under the laws of the State of Maryland on May 23, 1990 and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company.

The Trust is organized as a Massachusetts business trust and is registered with the SEC under the 1940 Act, as an open-end management investment company. As of April 30, 2013, the Trust offered four diversified, open-ended investment funds: Aberdeen Select International Equity Fund (the “Select International Equity Fund”), Aberdeen Select International Equity Fund II (the “Select International Equity Fund II”), Aberdeen Total Return Bond Fund (the “Total Return Bond Fund”), and Aberdeen Global High Income Fund (the “Global High Income Fund”).

Each of the Funds offers multiple share classes. As of April 30, 2013, all of the Funds offered Class A and Class I shares. The classes of shares are offered to different types of investors and have different expense structures, as outlined in the Funds’

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NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

prospectus. Each class of shares has exclusive voting rights with respect to matters that affect that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses that are not attributable to a specific class are allocated daily to each class based on its relative net assets. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated to the respective Fund based on average daily net assets.

Each Fund has distinct investment objectives. Following are the objectives for the Funds:

Fund Name	Investment Objective
Global Select Opportunities Fund Inc.	Seeks to maximize total return, principally through capital appreciation.
Select International Equity Fund	Seeks long term growth of capital.
Select International Equity Fund II	Seeks long term growth of capital.
Total Return Bond Fund	Seeks to provide total return, which consists of two components: (1) changes in the market value of the Fund’s portfolio securities (both realized and unrealized appreciation/depreciation) and (2) income received from its portfolio securities.
Global High Income Fund	Seeks to maximize total return, principally through a high level of current income, and secondarily through capital appreciation.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The presentation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

a) Portfolio valuation: Each Fund’s assets for which market quotations are readily available are valued at fair value on the basis of quotations furnished by a pricing service or provided by securities dealers. Equity investments are generally valued using the last sale price or official closing price taken from the primary market in which each security trades, or if no sales occurred during the day, at the mean of the current quoted bid and asked prices.

96	2013 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Fixed income securities are generally valued using prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with valuation procedures (“Valuation Procedures”) approved by the Global Select Opportunities Fund’s Board of Director’s, and the Trust’s Board of Trustees (each a “Board” and collectively, “the Boards”), as applicable. The pricing services may use valuation models or matrix pricing, which consider yield or prices with respect to comparable bond quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rates and maturity date, to determine current value.

Assets and liabilities initially expressed in foreign currency will be converted into U.S. dollar values. Short-term dollar-denominated investments of appropriate credit quality that mature in 60 days or less are valued on the basis of amortized cost, which approximates fair value. To the extent each Fund invests in other open-end funds, the Fund will calculate its Net Asset Value (“NAV”) based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use good faith fair value pricing and the effects of such fair value pricing.

When market quotations or exchange rates are not readily available, or if Artio Global Management LLC (“Artio Global” or “Adviser”) concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures. For options, swaps and warrants, a fair value price may be determined using readily available market quotations, prices provided by independent pricing services, or by using modeling tools provided by industry accepted financial data service providers. Key inputs to such tools may include yield and prices from comparable or reference assets, maturity or expiration dates, ratings, and interest rates. In addition, the Adviser, through its pricing committee, may determine the fair value price based upon multiple factors as set forth in the Valuation Procedures approved by the Boards.

The closing prices of domestic or foreign securities may not reflect their market values at the time the Funds calculate their respective NAVs if an event that materially affects the value of those securities has occurred since the closing prices were established on the domestic or foreign exchange market, but before the Funds’ NAV calculations. Under certain conditions, the Boards have approved an independent pricing service to fair value foreign securities. This is generally accomplished by adjusting the closing price for movements in correlated indices, securities

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NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

or derivatives. Fair value pricing may cause the value of the security on the books of the Funds to be different from the closing value on the non-U.S. exchange and may affect the calculation of a Funds’ NAV. Certain Funds may fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are pricing their shares.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the assets or liabilities developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—	Inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, purchased options contracts)

Level 2—	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatility, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs (i.e. debt securities, government securities, swap contracts, forward foreign currency contracts, foreign securities utilizing an approved vendor for systematic fair value pricing)

Level 3—	Inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (i.e. certain broker-quoted securities, fair valued securities)

98	2013 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized at the end of the reporting period.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds will fair value foreign securities when the Adviser does not believe that the closing prices are reflective of fair value due to significant events that occurred subsequent to the close of the foreign markets but before the Funds’ NAV calculations. When securities are fair valued under this method, they will be classified as Level 2 which may result in significant transfers between Level 1 and Level 2. The number of days on which fair value prices will be used depends on market activity. It is possible that fair value prices will be used by the Funds to a significant extent. Foreign securities in the Global Select Opportunities Fund, International Equity Fund and International Equity Fund II were not fair valued under this method at October 31, 2012 and April 30, 2013, resulting in no significant transfers from Level 1 to Level 2 in the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Funds’ investments:

Global Select Opportunities Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
United States	$5,563,216	$—	$—	$5,563,216
Japan	796,659	—	—	796,659
United Kingdom	728,163	—	—	728,163
China	591,874	—	—	591,874
Netherlands	535,531	—	—	535,531
Denmark	455,678	—	—	455,678
Norway	286,994	—	—	286,994
Switzerland	286,540	—	—	286,540
Australia	285,675	—	—	285,675
Brazil	251,878	—	—	251,878
Canada	227,366	—	—	227,366
France	154,595	—	—	154,595
Taiwan	139,761	—	—	139,761

TOTAL COMMON STOCKS	10,303,930	—	—	10,303,930

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NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
REPURCHASE AGREEMENT
United States	$—	$433,964	$—	$433,964

TOTAL INVESTMENTS	10,303,930	433,964	—	10,737,894

TOTAL	$10,303,930	$433,964	$—	$10,737,894

Select International Equity Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Japan	$186,094,284	$—	$—	$186,094,284
Switzerland	123,781,822	—	—	123,781,822
United Kingdom	107,952,428	15,034,740	—	122,987,168
France	85,725,528	—	—	85,725,528
Germany	73,172,575	—	—	73,172,575
Netherlands	22,293,430	—	—	22,293,430
Romania	18,297,883	—	—	18,297,883
China	16,613,066	—	—	16,613,066
Russia	—	14,883,697	—	14,883,697
Brazil	13,396,239	—	—	13,396,239
Italy	12,475,078	—	—	12,475,078
Turkey	11,197,406	—	—	11,197,406
Hong Kong	9,754,390	—	—	9,754,390
Spain	9,274,324	—	—	9,274,324
Taiwan	9,131,184	—	—	9,131,184
Bulgaria	6,517,297	—	1,901,140	8,418,437
Denmark	7,977,258	—	—	7,977,258
Mexico	7,716,944	—	—	7,716,944
South Korea	5,803,687	—	—	5,803,687
Belgium	5,453,214	—	—	5,453,214
Canada	5,451,016	—	—	5,451,016
Czech Republic	4,231,991	—	—	4,231,991
Serbia	3,630,897	31,932	80,069	3,742,898
India	3,557,933	—	—	3,557,933
Ireland	2,897,626	—	—	2,897,626
Portugal	2,430,812	—	—	2,430,812
Sweden	2,342,236	—	—	2,342,236
Australia	1,891,603	—	—	1,891,603

100	2013 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Norway	$1,825,197	$—	$—	$1,825,197
Ukraine	839,005	—	—	839,005
Austria	527,783	—	—	527,783
Venezuela	—	—	283,685	283,685
Latvia	—	—	—	—

TOTAL COMMON STOCKS	762,254,136	29,950,369	2,264,894	794,469,399

PREFERRED STOCKS
Bulgaria	8,100,500	—	—	8,100,500
Germany	6,554,246	—	—	6,554,246
South Korea	2,378,187	—	—	2,378,187

TOTAL PREFERRED STOCKS	17,032,933	—	—	17,032,933

FOREIGN GOVERNMENT BONDS
Venezuela	—	—	3,626,699	3,626,699

EQUITY LINKED NOTE
Ireland	2,208,485	—	—	2,208,485

EXCHANGE-TRADED FUND
Russia	—	—	1,389,510	1,389,510

RIGHTS
Netherlands	210,451	—	—	210,451

INVESTMENT COLLATERAL FROM SECURITY LENDING
United States	8,383,374	—	—	8,383,374

REPURCHASE AGREEMENT
United States	—	40,398,583	—	40,398,583

TIME DEPOSIT
United States	—	1,100,000	—	1,100,000

TOTAL INVESTMENTS	790,089,379	71,448,952	7,281,103	868,819,434

FORWARD FOREIGN EXCHANGE CONTRACTS	—	47,645	—	47,645

FINANCIAL FUTURES CONTRACTS	1,263,724	—	—	1,263,724

SWAPS	3,304,941	—	—	3,304,941

TOTAL	$794,658,044	$71,496,597	$7,281,103	$873,435,744

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NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(1,821,229)	$—	$(1,821,229)

TOTAL	$—	$(1,821,229)	$—	$(1,821,229)

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NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Select International Equity Fund
Rollforward of Level 3 Fair Value Measurement
For the Period Ended April 30, 2013

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2012	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	April 30, 2013	April 30, 2013
COMMON STOCKS
Bulgaria	$1,907,747	$—	$—	$(6,607)	$—	$—	$—	$—	$1,901,140	$(6,607)
Serbia	826,962	—	—	(746,893)	—	—	—	—	80,069	(746,893)
Ukraine	4,832,395	—	(42,466,043)	46,344,032	—	(8,710,384)	—	—	—	—
Venezuela	3,911,687	—	51,298	(3,564,171)	—	(115,129)	—	—	283,685	(3,564,171)
EQUITY LINKED NOTES
Ukraine	1,875,000	—	(4,415,256)	2,855,827	—	(315,571)	—	—	—	—
EXCHANGE-TRADED FUNDS
Russia	1,389,510	—	—	—	—	—	—	—	1,389,510	—
FOREIGN GOVERNMENT BONDS
Venezuela	6,107,587	(20,733)	—	(2,460,155)	—	—	—	—	3,626,699	(2,460,155)

TOTAL	$20,850,888	$(20,733)	$(46,830,001)	$42,422,033	$—	$(9,141,084)	$—	$—	$7,281,103	$(6,777,826)

2013 Semi-Annual Report	103

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Select International Equity Fund II

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Japan	$102,159,036	$—	$—	$102,159,036
United Kingdom	59,415,343	8,254,138	—	67,669,481
Switzerland	67,648,089	—	—	67,648,089
France	47,063,890	—	—	47,063,890
Germany	40,262,485	—	—	40,262,485
Romania	17,907,866	—	—	17,907,866
Netherlands	12,323,699	—	—	12,323,699
China	9,116,372	—	—	9,116,372
Russia	—	8,188,180	—	8,188,180
Brazil	7,405,480	—	—	7,405,480
Italy	6,938,711	—	—	6,938,711
Turkey	5,780,771	—	—	5,780,771
Spain	5,091,654	—	—	5,091,654
Taiwan	5,012,690	—	—	5,012,690
Hong Kong	4,289,938	—	—	4,289,938
Denmark	4,239,120	—	—	4,239,120
Mexico	4,236,653	—	—	4,236,653
South Korea	3,186,852	—	—	3,186,852
Canada	3,116,188	—	—	3,116,188
Belgium	2,993,891	—	—	2,993,891
Czech Republic	2,063,653	—	—	2,063,653
India	1,953,320	—	—	1,953,320
Ireland	1,590,815	—	—	1,590,815
Portugal	1,334,526	—	—	1,334,526
Sweden	1,285,894	—	—	1,285,894
Norway	1,077,307	—	—	1,077,307
Australia	1,038,498	—	—	1,038,498
Austria	309,926	—	—	309,926
Ukraine	158,563	—	—	158,563

TOTAL COMMON STOCKS	419,001,230	16,442,318	—	435,443,548

PREFERRED STOCKS
Germany	3,598,284	—	—	3,598,284
South Korea	1,305,748	—	—	1,305,748

TOTAL PREFERRED STOCKS	4,904,032	—	—	4,904,032

EQUITY LINKED NOTE
Ireland	1,212,470	—	—	1,212,470

RIGHTS
Netherlands	123,582	—	—	123,582

104	2013 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
INVESTMENT COLLATERAL FROM SECURITY LENDING
United States	$5,738,033	$—	$—	$5,738,033

TIME DEPOSIT
United States	—	860,000	—	860,000

TOTAL INVESTMENTS	430,979,347	17,302,318	—	448,281,665

FORWARD FOREIGN EXCHANGE CONTRACTS	—	48,977	—	48,977

FINANCIAL FUTURES CONTRACTS	672,521	—	—	672,521

SWAPS	1,764,537	—	—	1,764,537

TOTAL	$433,416,405	$17,351,295	$—	$450,767,700

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(1,109,741)	$—	$(1,109,741)

TOTAL	$—	$(1,109,741)	$—	$(1,109,741)

2013 Semi-Annual Report	105

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Total Return Bond Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
U.S. GOVERNMENT AND AGENCY OBLIGATIONS
United States	$—	$647,811,576	$—	$647,811,576

CORPORATE BONDS
United States	—	311,834,249	—	311,834,249
Germany	—	43,660,012	—	43,660,012
United Kingdom	—	37,207,806	—	37,207,806
Canada	—	27,861,542	—	27,861,542
France	—	24,282,939	—	24,282,939
Norway	—	23,129,197	—	23,129,197
Supranational	—	20,620,310	—	20,620,310
Netherlands	—	17,453,376	—	17,453,376
Ireland	—	12,556,284	—	12,556,284
Italy	—	11,863,321	—	11,863,321
Switzerland	—	11,227,701	—	11,227,701
Brazil	—	10,692,170	—	10,692,170
Sweden	—	9,703,614	—	9,703,614
Philippines	—	9,638,446	—	9,638,446
Hong Kong	—	7,489,096	—	7,489,096
Australia	—	6,541,165	—	6,541,165
United Arab Emirates	—	5,833,275	—	5,833,275
Chile	—	5,400,592	—	5,400,592

TOTAL CORPORATE BONDS	—	596,995,095	—	596,995,095

ASSET BACKED SECURITIES
United States	—	473,305,516	15,808,655	489,114,171
Canada	—	14,784,412	—	14,784,412
Russia	—	—	7,945	7,945

TOTAL ASSET BACKED SECURITIES	—	488,089,928	15,816,600	503,906,528

FOREIGN GOVERNMENT AND AGENCY BONDS
Australia	—	113,612,977	—	113,612,977
Mexico	—	84,112,116	—	84,112,116
Brazil	—	71,673,233	—	71,673,233
Austria	—	15,826,822	—	15,826,822
Italy	—	15,696,465	—	15,696,465
Qatar	—	9,809,947	—	9,809,947
Canada	—	2,190,124	—	2,190,124

TOTAL FOREIGN GOVERNMENT AND AGENCY BONDS	—	312,921,684	—	312,921,684

106	2013 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
MUNICIPAL OBLIGATIONS
United States	$—	$68,777,568	$—	$68,777,568

SOVEREIGN DEBT OBLIGATION
South Korea	—	3,196,511	—	3,196,511

REPURCHASE AGREEMENT
United States	—	120,546,909	—	120,546,909

SHORT-TERM INVESTMENT
United Kingdom	—	10,174,206	—	10,174,206

TOTAL INVESTMENTS	—	2,248,513,477	15,816,600	2,264,330,077

FORWARD FOREIGN EXCHANGE CONTRACTS	—	1,156,379	—	1,156,379

TOTAL	$—	$2,249,669,856	$15,816,600	$2,265,486,456

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(1,288,441)	$—	$(1,288,441)

TOTAL	$—	$(1,288,441)	$—	$(1,288,441)

2013 Semi-Annual Report	107

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Total Return Bond Fund
Rollforward of Level 3 Fair Value Measurement
For the Period Ended April 30, 2013

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2012	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	April 30, 2013	April 30, 2013
ASSET BACKED SECURITIES
Russia	$96,894	$—	$1,866	$885	$—	$(91,700)	$—	$—	$7,945	$885
United States	11,138,254	—	(755)	10,440	—	(1,019,652)	5,680,368	—	15,808,655	10,440

TOTAL	$11,235,148	$—	$1,111	$11,325	$—	$(1,111,352)	$5,680,368	$—	$15,816,600	$11,325

108	2013 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Global High Income Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
CORPORATE BONDS
United States	$—	$1,273,648,163	$71,283,888	$1,344,932,051
Canada	—	204,794,560	—	204,794,560
United Kingdom	—	108,224,100	—	108,224,100
Czech Republic	—	41,074,928	—	41,074,928
Germany	—	38,221,733	—	38,221,733
Australia	—	32,690,812	—	32,690,812
Russia	—	32,681,638	—	32,681,638
Netherlands	—	31,234,454	—	31,234,454
Sweden	—	30,987,449	—	30,987,449
Italy	—	26,497,679	—	26,497,679
France	—	22,702,807	—	22,702,807
Indonesia	—	19,490,412	—	19,490,412
Cyprus	—	17,853,125	—	17,853,125
China	—	16,666,100	—	16,666,100
Mexico	—	16,615,833	—	16,615,833
Brazil	—	16,066,313	—	16,066,313
Switzerland	—	8,412,075	—	8,412,075
Ireland	—	7,475,298	—	7,475,298
Norway	—	7,275,125	—	7,275,125

TOTAL CORPORATE BONDS	—	1,952,612,604	71,283,888	2,023,896,492

BANK LOANS
United States	—	241,329,500	77,630,652	318,960,152
Ireland	—	21,408,086	—	21,408,086
New Zealand	—	12,160,851	—	12,160,851

TOTAL BANK LOANS	—	274,898,437	77,630,652	352,529,089

FOREIGN GOVERNMENT BONDS
Mexico	—	33,344,511	—	33,344,511
Brazil	—	21,633,004	—	21,633,004
Venezuela	—	18,725,163	—	18,725,163

TOTAL FOREIGN GOVERNMENT BONDS	—	73,702,678	—	73,702,678

PREFERRED STOCKS
United States	22,201,504	22,138,282	—	44,339,786

COMMON STOCKS
Norway	—	—	27,274,152	27,274,152
United States	9,260,620	—	—	9,260,620
Greece	—	—	3,091,894	3,091,894

TOTAL COMMON STOCKS	9,260,620	—	30,366,046	39,626,666

2013 Semi-Annual Report	109

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
CONVERTIBLE BONDS
Australia	$—	$11,932,837	$—	$11,932,837
United States	—	5,293,139	—	5,293,139

TOTAL CONVERTIBLE BONDS	—	17,225,976	—	17,225,976

EQUITY LINKED NOTES
United States	7,636,143	—	—	7,636,143

REPURCHASE AGREEMENT
United States	—	85,781,986	—	85,781,986

TIME DEPOSIT
United States	—	4,270,000	—	4,270,000

TOTAL INVESTMENTS	39,098,267	2,430,629,963	179,280,586	2,649,008,816

FORWARD FOREIGN EXCHANGE CONTRACTS	—	3,061,963	—	3,061,963

SWAPS	—	5,497,050	—	5,497,050

TOTAL	$39,098,267	$2,439,188,976	$179,280,586	$2,657,567,829

Liabilities Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(3,889,856)	$—	$(3,889,856)

SWAPS	—	(902,137)	—	(902,137)

TOTAL	$—	$(4,791,993)	$—	$(4,791,993)

110	2013 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Global High Income Fund
Rollforward of Level 3 Fair Value Measurement
For the Period Ended April 30, 2013

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2012	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	April 30, 2013	April 30, 2013
BANK LOANS
Norway	$3,844,710	$—	$—	$3,558	$—	$(3,848,268)	$—	$—	$—	$—
United States	66,857,867	141,707	(115,995)	2,697,415	75,026,973	(66,977,315)	—	—	77,630,652	2,597,878
COMMON STOCKS
Greece	—	—	—	—	—	—	3,091,894	—	3,091,894	—
Norway	25,191,626	—	—	2,082,526	—	—	—	—	27,274,152	2,082,526
CORPORATE BONDS
United States	51,920,753	—	—	826,471	2,452,000	—	16,084,664	—	71,283,888	826,471

TOTAL	$147,814,956	$141,707	$(115,995)	$5,609,970	$77,478,973	$(70,825,583)	$19,176,558	$—	$179,280,586	$5,506,875

2013 Semi-Annual Report	111

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

The following is quantitative information about level 3 fair value measurements:

	Fair Value
	at April 30, 2013				Weighted
Description	($)	Valuation Technique(s)	Unobservable Input	Range	Average
Global High Income Fund
Bank Loans	77,630,652	Consensus Pricing	Bid/Ask Spread	0.37%-0.49%	0.45%
Common Stocks	3,091,894	Consensus Pricing	Bid/Ask Spread	4.56%	NA
Corporate Bonds	71,283,887	Consensus Pricing	Bid/Ask Spread	2%-40%	2.02%

In addition, the Fund holds an investment in Common Stock of $27,274,152 that is valued using a comprehensive valuation approach including combining Consensus Pricing with both the Income Approach- Discounted Cash Flow Method and the Market Approach- Guideline Public Company Method. In using the Income Approach, the model was based on a forecasted terminal growth rate of 6% based on a forecast of enterprise cash flows, and a discount rate of 13%, along with discounts for lack of control and marketability of 10% and 10%, respectively. In applying the Market Approach, the Fund applied market multiples (EBITDA Multiples) based on selected comparable publicly traded companies to financial information from the company being valued. In preparing the Market Approach valuation analysis, the Fund utilized three scenarios, one based upon current year EBITDA multiples, one based upon projected fiscal year 2013 EBITDA multiples, and one based upon projected fiscal year 2014 EBITDA multiples. Ranges in multiples of 5.5 to 25.0, 1.4 to 9.6, and 1.3 to 8.8 were considered, resulting in utilization of multiples of 8.5, 6.3, and 5.1, respectively. The Fund took a simple average of all scenarios in determining the fair value of the Common stock using the Market Approach. The range for the Consensus Pricing Approach was 5.56%. In determining the fair value of the Common stock April 30, 2013, the Fund took a simple average of the values calculated using the Income Approach and the Market Approach valuations weighted equally with the Consensus Pricing Approach.

Market Approach: References actual transactions in the equity of the enterprise being valued or transactions in similar enterprises that are traded in private and public markets. Third-party transactions in the equity of an enterprise generally represent the best estimate of fair value if they are done at arm’s length. The guideline public company method involves identifying and selecting publicly traded enterprises with financial and operating characteristics similar to the enterprise being valued. Once publicly traded enterprises are identified, valuation multiples can be derived, adjusted for comparability, and then applied to the subject enterprise to estimate the value of its equity or invested capital. The comparable transactions method analyzes transactions involving target companies operating in industries

112	2013 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

similar to the subject company. While it is known that no two companies are exactly alike, nor are any two transactions structured identically, consideration is given to the similarity in capital structure, operations, size and profitability, as well as other operating characteristics of the target companies. Once comparable transactions of enterprises are identified, valuation multiples can be derived, adjusted for comparability, and then applied to the subject enterprise to estimate the value of its equity or invested capital.

Income Approach: A well-established technique used to estimate the equity value of a company through a discounted cash flow analysis. Using this analysis, value is indicated from all the future cash flows attributable to the firm discounted to present value at a required rate of return. Any longterm debt is deducted from the indicated value of the invested capital if debt free cash flows are discounted to present value.

b) Repurchase agreements: The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation in return for the use of the Fund’s available cash, subject to an agreement by the seller to repurchase and the Fund to resell the obligation, at an agreed-upon price and time. Thus, the yield during the Fund’s holding period is determinable. The value of the collateral is equal to at least 102% of the total amount of the repurchase obligations, including accrued interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event a Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Funds’ Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with whom the Funds enter into repurchase agreements to evaluate potential risks. The Funds primarily engage in repurchase agreements with Fixed Income Clearing Corporation (FICC) through their custodian to accommodate cash sweeps of any residual U.S. dollars held in a particular portfolio.

c) Foreign currency: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies and investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period as defined by the Funds’ Valuation Procedures. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains or losses on investments denominated in foreign currencies, which result from changes in foreign currencies, have been included in the net unrealized appreciation or depreciation of

2013 Semi-Annual Report	113

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

investments. Net realized currency gains and losses include foreign currency gains and losses occurring between trade date and settlement date on investment securities transactions, gains and losses from foreign currency transactions, and the gains and losses from differences between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and sale trade date is included in realized gains and losses on security transactions.

Investments in emerging markets can be riskier and more volatile than investments in the United States and other developed markets. Adverse political and economic developments can make it more difficult for the Select International Equity Fund to sell its foreign securities which could reduce the NAV of the Fund. In contrast to more established markets, emerging markets may have governments that are less stable and markets that are less liquid, increasing your investment risk. At April 30, 2013, the Fund had 0.44% of its net assets invested in Venezuelan securities and held Venezuelan Bolivar valued at 0.06% of the Fund’s net assets. Venezuela currently imposes foreign exchange controls which prohibit the Fund from repatriating dividends, interest, or other income from investments or proceeds from the sale of Venezuelan securities.

d) Forward foreign currency contracts: As part of their investment strategy, Funds entered into forward foreign currency contracts to manage the portfolio holdings against currency risks. The Funds also utilized forward foreign currency contracts to reduce or eliminate underweighted positions in a currency relative to its benchmark when purchasing underlying investments denominated in that currency is not deemed suitable by the Adviser. The Funds may use forward foreign currency contracts as a substitute for taking a position in the underlying asset and/or as a part of a strategy to reduce interest rate risk, currency risk, and price risk. Forward foreign currency contracts are valued at the interpolated forward rate and are marked-to-market at each valuation date in the manner set forth by the Funds’ Valuation Procedures. The change in fair value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of

114	2013 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

exchange that can be achieved in the future. Although forward foreign currency contracts to sell foreign currency limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Some of the forward foreign currency contracts entered into by the Funds are classified as non-deliverable forwards (“NDF”). NDFs are cash-settled, short-term forward contracts that have limited trading or are denominated in non-convertible foreign currency, where the profit or loss at the time of the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to one year, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or to hedge exposure to foreign currencies that are not internationally traded. With respect to a Fund’s obligations to purchase or sell currencies under forward foreign currency contracts, a Fund will earmark liquid securities having a value at least equal to its obligations, or continue to own or have the right to sell or acquire respectively, the currency subject to the forward foreign currency contract. The Funds’ maximum risk of loss from counterparty credit risk is the unrealized appreciation of forward foreign exchange contracts recorded on the Statement of Asset and Liabilities.

e) Bank loans: The Global High Income Fund may invest in bank loans. Bank loans include institutionally traded floating and fixed-rate debt obligations generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. Many such loans are secured, although some may be unsecured. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. There is no assurance that any collateral securing a loan could be liquidated or, if liquidated, that such collateral would be of sufficient value to repay the loans taken against it. There may be limited secondary market liquidity for these instruments which could result in volatile pricing for the securities which in turn may affect this Fund’s NAV.

2013 Semi-Annual Report	115

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

The Global High Income Fund may enter into, or acquire participation in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowings in which the Fund agrees to make loans up to a maximum amount upon demand by the borrowing issuer for a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrowing issuer repays the loan, an amount equal to the repayment is again made available to the borrowing issuer under the facility. The borrowing issuer may at any time borrow and repay amounts so long as, in the aggregate, at any given time the amount borrowed does not exceed the maximum amount. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.

There are a number of risks associated with an investment in delayed funding loans and revolving credit facilities including credit, interest rate and liquidity risk and the risks of being a lender. There may be circumstances under which the borrowing issuer’s credit risk may be deteriorating and yet the Fund may be obligated to make loans to the borrowing issuer as the borrowing issuer’s credit continues to deteriorate, including at a time when the borrowing issuer’s financial condition makes it unlikely that such amounts will be repaid. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. These risks could cause the Fund to lose money on its investment, which in turn could affect the Fund’s returns. The Fund currently intends to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Fund’s limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by the Fund.

At April 30, 2013, there were four unfunded commitments which amounted to $69,461,854 of par and had cost and fair value of $70,230,983 and $67,432,803, respectively.

f) Foreign securities: Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the loss of value in investments of foreign securities because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investment in emerging markets.

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Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

g) Financial futures contracts: In order to gain exposure to or protect against changes in security values, the Funds bought and sold futures contracts. The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. Cash collateral for futures contracts outstanding may be held by the broker on certain contracts. These amounts are included on the Statement of Assets and Liabilities as cash collateral held at broker for open futures contracts. The Funds entered into futures contracts for hedging purposes, managing the duration and yield curve profile, and to gain exposure to foreign equity markets.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds generally agree to receive from or pay to the broker an amount of cash equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains or losses. Fluctuations in the value of the contracts are recorded in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

The Funds entered into swap contracts that function similar to futures contracts (“synthetic futures”) to gain exposure and to protect against changes in security values. Generally these contracts are counterparty agreements and do not require daily variation margin payments to be directly paid to the counterparty; however, they do require hard segregation of cash. These amounts are included on the Statement of Assets and Liabilities as cash on deposit with broker. The Funds are exposed to the credit risk of the counterparty in addition to the risks described above. The accounting treatment of such contracts is similar to that described above for standard futures contracts. The Funds disclose synthetic futures with other

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NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

futures contracts. The Funds’ maximum risk of loss associated with futures contracts is minimal since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default. The Fund’s maximum risk of loss due to counterparty credit risk for synthetic futures contracts is the unrealized appreciation for synthetic futures contracts.

h) Swaps: The Funds entered into interest rate, total return and credit default swaps primarily to preserve a return or spread on a particular investment or portion of their portfolio. The Funds may also enter into currency and index swaps to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange with another party of their respective commitments to pay or receive interest; for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them, and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A total return swap is an agreement to exchange the return on a stock, bond or index for a fixed or variable financing charge. A credit default swap is an agreement between two counterparties that allows one party to be “long” a third-party credit risk, and the other party to be “short” the credit risk. Credit default swaps are designed to transfer the credit exposure of fixed income products between parties.

The Funds will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps are entered into for good faith hedging purposes, the Investment Adviser believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements on the swap contracts, is rated at least A by Standard & Poor’s (S&P) or Moody’s or has an equivalent rating from a Nationally Recognized Statistical Rating Organization (“NRSRO”) or is determined to be of equivalent credit quality by the Investment Adviser. If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction.

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Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. The Funds’ maximum risk of loss from counterparty risk related to swaps is the fair value of the contract. This risk is mitigated by having a master netting agreement between the Funds and the counterparties and by the posting of collateral by the counterparties to the Funds to cover the Funds’ exposure to the counterparty.

Certain Funds hold derivative instruments which contain credit-risk-related contingent provisions. If the Fund’s net assets were to fall below certain thresholds from the prior fiscal year net assets, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. There were no derivative instruments with credit-risk-related contingent features that were in a liability position on April 30, 2013.

i) Securities lending: Global Select Opportunities Fund, Select International Equity Fund, and Select International Equity Fund II have established securities lending agreements with State Street Bank and Trust Company (“State Street”) in which the Funds lend portfolio securities to a broker. In exchange, collateral consisting of either cash or U.S. government securities in an amount of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned will be maintained at all times. These Funds may loan securities to brokers, dealers, and financial institutions determined by the Adviser to be creditworthy, subject to certain limitations. Under these agreements, these Funds continue to earn income on the securities loaned. Collateral received is generally cash, and such Funds invest the cash in the State Street Navigator Securities Lending Prime Portfolio. These Funds receive any interest on the amount invested, but they must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In the event of counterparty default, these Funds are subject to potential loss if any such Fund is delayed or prevented from exercising its right to dispose of the collateral. These Funds each bear risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

The security lending income net of the loan rebate fee for the Global Select Opportunities Fund, Select International Equity Fund and Select International

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NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Equity Fund II, amounted to $431, $185,274 and $85,651, respectively, for the period ended April 30, 2013 and is included in securities lending income in the Statement of Operations.

As of April 30, 2013, the value of the securities on loan and the value of collateral was as follows:

	Fair Value of	Value of
	Securities on Loan	Collateral
Select International Equity Fund	$7,957,045	$8,383,374
Select International Equity Fund II	5,449,723	5,738,033

On April 29, 2013, the Adviser elected to suspend the securities lending program for the Funds pending a suitability review.

j) Securities transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on an accrual basis and includes amortization and accretion of bond premiums and discounts, respectively, using the effective interest method. Dividend income is recorded in the Statement of Operations on the ex-dividend date or when the Funds become aware of the dividend distribution in the case of certain foreign securities. It is expected that certain capital gains earned by the Funds and certain dividends and interest received by the Funds will be subject to foreign withholding taxes.

The Funds are subject to an Imposto sobre Operacoes Financeiras (IOF) transaction tax levied by the Brazilian government on certain foreign exchange transactions related to security transactions executed across Brazilian exchanges. The IOF tax has been included in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

k) Dividends and distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. Each Fund intends to distribute annually to its shareholders substantially all of its taxable income. Total Return Bond Fund and Global High Income Fund declare and pay dividends monthly. Global Select Opportunities Fund, Select International Equity Fund, and Select International Equity Fund II declare and pay dividends from net investment income, if any, annually. The Funds will distribute net realized capital gains, if any, annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Boards of the Funds to avoid the application of the excise tax imposed under Section 4982 of the Internal Revenue Code of 1986, as amended, for certain undistributed amounts. Income distributions and capital gain

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NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds as a whole.

l) Federal income taxes: The Global Select Opportunities Fund and the Trust intend that each Fund separately qualify as a regulated investment company for U.S. federal income tax purposes. Accordingly, the Funds do not anticipate that any income taxes will be paid.

The Adviser has performed an analysis of each Fund’s tax positions for all open tax years as of April 30, 2013 and has concluded that no provisions for income tax are required. The Adviser is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof. The Funds’ income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Maryland revenue authorities.

3.	Investment Advisory Fee and Other Transactions

Artio Global receives advisory fees, based on average net assets, at the following rates:

Global Select Opportunities Fund	0.90%
Select International Equity Fund	0.90% of the first $5.0 billion
0.88% of the next $2.5 billion
0.85% of any in excess of $7.5 billion
Select International Equity Fund II	0.90% of the first $5.0 billion
0.88% of the next $2.5 billion
0.85% of any in excess of $7.5 billion
Total Return Bond Fund	0.35%
Global High Income Fund	0.65% of the first $5.0 billion
0.63% of the next $2.5 billion
0.60% of the next $2.5 billion
0.59% of any in excess of $10 billion

Effective May 1, 2008, the Adviser agreed to waive a portion of its management fee for each of the Funds at the annual rate of 0.005% of the respective Funds’ average daily net assets. This waiver may be terminated at any time by the Funds’ Boards.

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NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

The Adviser has contractually agreed to reimburse certain expenses of the Funds through February 28, 2014, so that the net operating expenses of each Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses) based on average daily net assets are limited (the “Expense Limit”) as specified in the table below. Any Fund with a reimbursement plan has agreed to allow the Adviser to recoup expenses reimbursed to each Fund provided that repayment does not cause each of the Fund’s respective Classes’ annual operating expenses to exceed the Expense Limit in place at the time of the reimbursement. Any such recoupment must be made within three years after the year in which the Adviser incurred the expense. The table below specifies the reimbursement made to each Fund by the Adviser for the period ended April 30, 2013 and the Adviser’s potential recoupment as of April 30, 2013.

			Total
			Expenses		Expenses	Total
			Eligible for	Expenses	Recouped	Expenses
			Recoupment -	Reimbursed-	or (Expired) -	Eligible for
	Expense Limitations		Beginning	Current	Current	Recoupment -
	Class A	Class I	of Period	Period	Period	April 30, 2013
Global Select Opportunities Fund	1.40%	1.15%	$549,217	$76,981	$—	$626,198
Total Return Bond Fund	0.69%	0.44%	18,866	13,807	—	32,673
Global High Income Fund	1.00%	0.75%	142,813	102,123	—	244,936

		Expire
	Amount	October 31,
Global Select Opportunities Fund	$226,359	2013
	116,491	2014
	206,367	2015
	76,981	2016
Total Return Bond Fund	$—	2013
	7,002	2014
	11,864	2015
	13,807	2016
Global High Income Fund	$—	2013
	129,674	2014
	13,139	2015
	102,123	2016

The Funds listed below have entered into an agreement with State Street Global Markets, LLC whereby certain brokers will rebate, in cash, a portion of brokerage commissions. Rebated commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the

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Statement of Operations. For the period ended April 30, 2013, brokerage commissions rebated under these agreements were as follows:

Rebated
Commissions
Global Select Opportunities Fund	$189
Select International Equity Fund	25,546
Select International Equity Fund II	24,259

The Funds entered into expense offset arrangements as part of their custody agreement with State Street. Under this agreement, the custody fees for the Global Select Opportunities Fund, Select International Equity Fund, Select International Equity Fund II, Total Return Bond Fund and Global High Income Fund were reduced by $0, $15,956, $8,289, $13,398 and $35,194, respectively, for the period ended April 30, 2013 due to earnings credits on cash balances maintained by the Funds in foreign sub-custodial accounts. These amounts may vary significantly over time based on the Adviser’s decisions regarding cash positions held in the Funds and current interest rates.

4.	Distribution and Shareholder Services Plans

Quasar Distributors, LLC (“Quasar” or “Distributor”) is the Distributor of the Funds’ shares as of April 30, 2013.

The Funds have adopted a Distribution and Shareholder Services Plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund’s Class A shares may compensate certain financial institutions, including the Distributor, for certain distribution, shareholder servicing, administrative and accounting services. The Funds’ Class A shares may expend an aggregate amount, on an annual basis, not to exceed 0.25% of the value of the average daily net assets of a Fund attributable to Class A shares. The Funds will adjust accruals accordingly for any unused or surplus balances on an annual basis. The Adviser may pay additional marketing and other distribution costs out of its profits.

Under its terms, the Funds’ Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Boards’ members and a majority of those Boards’ members who are not “interested persons” of the Funds and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

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NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

5.	Derivative Instruments

a) Financial futures contracts:

The following financial futures contracts were outstanding as of April 30, 2013:

				Notional
				Current	Net
Expiration				Fair	Unrealized
Date	Contracts	Description	Position	Value	Appreciation
Select International Equity Fund
06/13	180	TOPIX Index Futures	Long	$21,564,521	$1,263,724

Select International Equity Fund II
06/13	99	TOPIX Index Futures	Long	$11,860,487	$672,521

b) Written Options: The Funds did not invest in written options during the period ended April 30, 2013.

c) Swaps: The Funds entered into the following swap transactions as of April 30, 2013:

Global High Income Fund

Credit Default Swaps-Sell Protection (1)

						Upfront		Net
	Fixed-Deal			Original	Current	Premiums		Unrealized
Reference	Received	Maturity		Notional	Notional	Paid/	Fair	Appreciation/
Obligation	Rate	Date	Counterparty	Amount	Amount (2)	(Received)	Value (3)	(Depreciation)
Grohe Holding Gmbh(T)	5.00%	09/20/2015	UBS AG	$3,330,000	$3,330,000	$(530,625)	$416,129	$946,754
Grohe Holding Gmbh(T)	5.00%	12/20/2016	UBS AG	4,320,000	4,320,000	(689,440)	625,982	1,315,422
Grohe Holding Gmbh(T)	5.00%	12/20/2016	Deutsche Bank	4,320,000	4,320,000	(643,477)	625,982	1,269,459
Chesapeake Energy(T)	5.00%	12/20/2017	Goldman Sachs International	8,440,000	8,440,000	21,100	877,727	856,627
Chesapeake Energy(T)	5.00%	12/20/2017	Goldman Sachs International	9,935,000	9,935,000	(645,775)	1,033,201	1,678,976
Chesapeake Energy(T)	5.00%	12/20/2017	Goldman Sachs International	9,940,000	9,940,000	(646,099)	1,033,721	1,679,820
Rite Aid(T)	5.00%	03/20/2018	Deutsche Bank	3,460,000	3,460,000	(112,450)	227,318	339,768
Rite Aid(T)	5.00%	03/20/2018	Goldman Sachs International	5,000,000	5,000,000	(175,000)	328,495	503,495
Rite Aid(T)	5.00%	03/20/2018	Goldman Sachs International	5,000,000	5,000,000	(162,500)	328,495	490,995

				$53,745,000		$(3,584,266)	$5,497,050	$9,081,316

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NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Total Return Swaps

				Payments	Payments
Notional		Expiration		Made	Received	Fair
Amount	Currency	Date	Counterparty	by Fund	by Fund	Value
20,000,000	USD	06/20/2013	JPMorgan Chase Bank N.A.	3-Month LIBOR times notional amount of 20,000,000 units of the iBoxx USD Liquid High Yield Index	Total return on a basket of securities from the iBoxx USD Liquid High Yield Index	$(551,002)
15,000,001	USD	06/20/2013	JPMorgan Chase Bank N.A.	3-Month LIBOR times notional amount of 15,000,001 units of the iBoxx USD Liquid High Yield Index	Total return on a basket of securities from the iBoxx USD Liquid High Yield Index	(351,135)

						$(902,137)

Select International Equity Fund

Total Return Swaps

				Payments	Payments
Notional		Expiration		Made	Received	Fair
Amount	Currency	Date	Counterparty	by Fund	by Fund	Value
38,241	EUR	02/10/2014	Credit Suisse	1-Month EUR LIBOR plus 30 bps times notional amount of 38,241 units of the STOXX Europe 600 Optimised Banks Index	Total return on a basket of securities from the STOXX Europe 600 Optimised Banks Index	$2,931,709
26,999	EUR	02/10/2014	Credit Suisse	1-Month EUR LIBOR plus 30 bps times notional amount of 26,999 units of the Euro STOXX Optimised Banks EUR Index	Total return on a basket of securities from the Euro STOXX Optimised Banks EUR Index	373,232

						$3,304,941

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NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Select International Equity Fund II

Total Return Swaps

				Payments	Payments
Notional		Expiration		Made	Received	Fair
Amount	Currency	Date	Counterparty	by Fund	by Fund	Value
20,645	EUR	02/10/2014	Credit Suisse	1-Month EUR LIBOR plus 30 bps times notional amount of 20,645 units of the STOXX Europe 600 Optimised Banks Index	Total return on a basket of securities from the STOXX Europe 600 Optimised Banks Index	$1,591,204
14,576	EUR	02/10/2014	Credit Suisse	1-Month EUR LIBOR plus 30 bps times notional amount of 14,576 units of the Euro STOXX Optimised Banks EUR Index	Total return on a basket of securities from the Euro STOXX Optimised Banks EUR Index	173,333

						$1,764,537

(T)	The Fund entered into this contract for speculative purposes.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

d) Quantitative Disclosure of Derivative Holdings: Funds use derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposure of the Funds’ portfolios. Derivatives relate to securities, interest rates, exchange rates, inflation rates, commodities and indices, and include

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NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

swaps and exchange traded and over-the-counter contracts. As of and for the period ended April 30, 2013, derivative summary tables for each Fund are as follows:

Global Select Opportunities Fund

Realized Gain (Loss)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Forward foreign exchange contracts	$—	$29,233	$—	$—	$—	$—	$29,233

Total Realized Gain (Loss)		$—	$29,233	$—	$—	$—	$—	$29,233

Number of Contracts, Notional Amounts or Shares/Units

Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts (1)	—	159,029	—	—	—	—	159,029

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Select International Equity Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	Investments in securities	$—	$—	$—	$210,451	$—	$—	$210,451
Swaps Contracts	Open swap agreements, at fair value	—	—	—	3,304,941	—	—	3,304,941
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	—	47,645	—	—	—	—	47,645
Futures Contracts (1)	Daily variation margin on open financials futures contracts	—	—	—	1,263,724	—	—	1,263,724

Total Value		$—	$47,645	$—	$4,779,116	$—	$—	$4,826,761

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NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$1,821,229	$—	$—	$—	$—	$1,821,229

Total Value		$—	$1,821,229	$—	$—	$—	$—	$1,821,229

Realized Gain (Loss)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	Investments	$—	$—	$—	$62	$—	$—	$62
Swaps Contracts	Swap contracts	—	—	—	13,892,111	—	—	13,892,111
Futures Contracts	Financial futures contracts and synthetic futures	—	—	—	150,248	—	—	150,248
Forward Contracts	Forward foreign exchange contracts	—	9,469,075	—	—	—	—	9,469,075

Total Realized Gain (Loss)		$—	$9,469,075	$—	$14,042,421	$—	$—	$23,511,496

Change in Appreciation (Depreciation)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	Investments	$—	$—	$—	$2,969	$—	$—	$2,969
Swaps Contracts	Swap contracts	—	—	—	(7,181,620)	—	—	(7,181,620)
Futures Contracts	Financial futures contracts and synthetic futures	—	—	—	1,263,724	—	—	1,263,724
Forward Contracts	Forward foreign exchange contracts	—	(1,773,584)	—	—	—	—	(1,773,584)

Total Change in Appreciation (Depreciation)		$—	$(1,773,584)	$—	$(5,914,927)	$—	$—	$(7,688,511)

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NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Number of Contracts, Notional Amounts or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights (2)	—	—	—	26,083	—	—	26,083
Swaps Contracts (3)	—	—	—	116,586	—	—	116,586
Futures Contracts - Long (3)	—	—	—	3,594,087	—	—	3,594,087
Forward Contracts (3)	—	162,217,270	—	—	—	—	162,217,270

(1)	Cumulative appreciation (depreciation) on futures contracts is reported within the Notes to Financial Statements under the ‘Financials futures contracts‘ section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Volume of derivative activity is based on an average of month-end shares outstanding during the period.
(3)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Select International Equity Fund II

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	Investments in securities	$—	$—	$—	$123,582	$—	$—	$123,582
Swaps Contracts	Open swap agreements, at fair value	—	—	—	1,764,537	—	—	1,764,537
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	—	48,977	—	—	—	—	48,977
Futures Contracts (1)	Daily variation margin on open financials futures contracts	—	—	—	672,521	—	—	672,521

Total Value		$—	$48,977	$—	$2,560,640	$—	$—	$2,609,617

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$1,109,741	$—	$—	$—	$—	$1,109,741

Total Value		$—	$1,109,741	$—	$—	$—	$—	$1,109,741

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NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Realized Gain (Loss)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	Investments	$—	$—	$—	$49	$—	$—	$49
Swaps Contracts	Swap contracts	—	—	—	10,078,080	—	—	10,078,080
Futures Contracts	Financial futures contracts and synthetic futures	—	—	—	179,449	—	—	179,449
Forward Contracts	Forward foreign exchange contracts	—	6,841,204	—	—	—	—	6,841,204

Total Realized Gain (Loss)		$—	$6,841,204	$—	$10,257,578	$—	$—	$17,098,782

Change in Appreciation (Depreciation)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	Investments	$—	$—	$—	$1,696	$—	$—	$1,696
Swaps Contracts	Swap contracts	—	—	—	(3,949,361)	—	—	(3,949,361)
Futures Contracts	Financial futures contracts and synthetic futures	—	—	—	672,521	—	—	672,521
Forward Contracts	Forward foreign exchange contracts	—	(1,060,764)	—	—	—	—	(1,060,764)

Total Change in Appreciation (Depreciation)		$—	$(1,060,764)	$—	$(3,275,144)	$—	$—	$(4,335,908)

Number of Contracts, Notional Amounts or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights (2)	—	—	—	15,316	—	—	15,316
Swaps Contracts (3)	—	—	—	86,842	—	—	86,842
Futures Contracts - Long (3)	—	—	—	1,976,748	—	—	1,976,748
Forward Contracts (3)	—	117,867,942	—	—	—	—	117,867,942

(1)	Cumulative appreciation (depreciation) on futures contracts is reported within the Notes to Financial Statements under the ‘Financials futures contracts‘ section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Volume of derivative activity is based on an average of month-end shares outstanding during the period.
(3)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

130	2013 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Total Return Bond Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$1,156,379	$—	$—	$—	$—	$1,156,379

Total Value		$—	$1,156,379	$—	$—	$—	$—	$1,156,379

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$1,288,441	$—	$—	$—	$—	$1,288,441

Total Value		$—	$1,288,441	$—	$—	$—	$—	$1,288,441

Realized Gain (Loss)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Options Purchased	Investments	$—	$(3,696)	$—	$—	$—	$—	$(3,696)
Forward Contracts	Forward foreign exchange contracts	—	844,598	—	—	—	—	844,598

Total Realized Gain (Loss)		$—	$840,902	$—	$—	$—	$—	$840,902

Change in Appreciation (Depreciation)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Forward foreign exchange contracts	$—	$(1,035,660)	$—	$—	$—	$—	$(1,035,660)

Total Change in Appreciation (Depreciation)		$—	$(1,035,660)	$—	$—	$—	$—	$(1,035,660)

2013 Semi-Annual Report	131

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Number of Contracts, Notional Amounts or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Options Purchased (1)	—	166,666,667	—	—	—	—	166,666,667
Forward Contracts (2)	—	361,868,003	—	—	—	—	361,868,003

(1)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.
(2)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Global High Income Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Open swap agreements, at fair value	$—	$—	$5,497,050	$—	$—	$—	$5,497,050
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	—	3,061,963	—	—	—	—	3,061,963

Total Value		$—	$3,061,963	$5,497,050	$—	$—	$—	$8,559,013

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Open swap agreements, at fair value	$—	$—	$—	$902,137	$—	$—	$902,137
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	—	3,889,856	—	—	—	—	3,889,856

Total Value		$—	$3,889,856	$—	$902,137	$—	$—	$4,791,993

Realized Gain (Loss)

Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Swap contracts	$—	$—	$4,399,257	$—	$—	$—	4,399,257

132	2013 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Forward foreign exchange contracts	$—	$943,953	$—	$—	$—	$—	$943,953

Total Realized Gain (Loss)		$—	$943,953	$4,399,257	$—	$—	$—	$5,343,210

Change in Appreciation (Depreciation)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Swap contracts	$—	$—	$3,826,413	$—	$—	$—	$3,826,413
Forward Contracts	Forward foreign exchange contracts	—	(803,778)	—	—	—	—	(803,778)

Total Change in Appreciation (Depreciation)		$—	$(803,778)	$3,826,413	$—	$—	$—	$3,022,635

Number of Contracts, Notional Amounts or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts (1)	—	—	64,460,833	28,333,334	—	—	92,794,167
Forward Contracts (1)	—	419,160,521	—	—	—	—	419,160,521

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

6.	Purchases and Sales of Securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, during the period ended April 30, 2013 were as follows:

	Cost of	Proceeds
	Purchases	From Sales
Global Select Opportunities Fund	$21,326,568	$30,626,104
Select International Equity Fund	242,389,836	1,485,220,641
Select International Equity Fund II	217,863,122	902,307,820
Total Return Bond Fund	2,489,634,908	2,485,450,298
Global High Income Fund	806,631,848	1,462,822,449

2013 Semi-Annual Report	133

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Cost of purchases and proceeds from sales of long-term U.S. Government securities during the period ended April 30, 2013 were $1,753,319,867 and $1,795,237,929 for the Total Return Bond Fund.

At April 30, 2013, net unrealized appreciation/depreciation for federal income tax purposes is comprised of the following components:

				Tax Basis
	Federal	Gross	Gross	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Global Select Opportunities Fund	$9,743,407	$1,086,131	$(91,644)	$994,487
Select International Equity Fund	929,276,468	152,567,310	(213,024,344)	(60,457,034)
Select International Equity Fund II	400,215,640	73,528,954	(25,462,929)	48,066,025
Total Return Bond Fund	2,188,437,222	80,720,281	(4,827,426)	75,892,855
Global High Income Fund	2,520,993,767	166,691,887	(38,676,838)	128,015,049

7.	Investments in Affiliated Issuers

An affiliated issuer, as defined under 1940 Act, is one in which a Fund’s holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer. A summary of Funds’ investments in securities of these issuers for the period ended April 30, 2013, is set forth below:

	Shares Held	Purchases	Sales	Dividend	Fair Value
Affiliate	April 30, 2013	(Cost)	(Proceeds)	Income	April 30, 2013
Select International Equity Fund
Chimimport AD Preferred	6,328,542	$—	$68,410	$—	$8,100,500
LEV Insurance	4,078,860	—	—	—	1,901,140
Sparki Eltos Lovetch	1,321,370	—	5,772	—	459,576
Toza Markovic ad Kikinda	78,160	—	—	—	80,069

					$10,541,285

	Shares Held	Purchases	Sales	Dividend	Fair Value
Affiliate	April 30, 2013	(Cost)	(Proceeds)	Income	April 30, 2013
Global High Income Fund
Deep Ocean	1,427,968	$—	$—	$—	$27,274,152

					$27,274,152

134	2013 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

8.	Shares of Beneficial Interest

The Global Select Opportunities Fund may issue 50,000,000,000 shares of beneficial interest with a par value of $.001 per share. The Trust may issue an unlimited number of shares of beneficial interest of each Fund, with a par value of $.001 per share. Changes in outstanding shares of beneficial interest of the Funds were as follows:

	Six Months Ended		Year Ended
	April 30, 2013		October 31, 2012

	Shares	Amount	Shares	Amount

Global Select Opportunities Fund
Class A
Sold	6,011	$214,175	20,870	$707,054
Issued as reinvestment of dividends	1,608	56,726	—	—
Redeemed	(71,091)	(2,529,239)	(74,910)	(2,618,378)

Net increase (decrease)	(63,472)	$(2,258,338)	(54,040)	$(1,911,324)

Class I
Sold	20,790	$764,595	50,869	$1,793,837
Issued as reinvestment of dividends	2,992	106,344	733	23,999
Redeemed	(246,719)	(9,071,657)	(806,965)	(29,273,004)

Net increase (decrease)	(222,937)	$(8,200,718)	(755,363)	$(27,455,168)

	Six Months Ended		Year Ended
	April 30, 2013		October 31, 2012

	Shares	Amount	Shares	Amount

Select International Equity Fund
Class A
Sold	691,314	$17,993,875	3,995,350	$94,592,323
Issued as reinvestment of dividends	158,310	3,990,997	1,345,172	29,284,391
Redeemed	(13,192,244)	(338,069,741)	(52,389,555)	(1,226,061,711)

Net increase (decrease)	(12,342,620)	$(316,084,869)	(47,049,033)	$(1,102,184,997)

Class I
Sold	883,520	$23,182,656	10,655,738	$256,332,491
Issued as reinvestment of dividends	124,880	3,218,155	2,427,045	54,098,839
Redeemed	(40,333,078)	(1,009,059,723)	(112,811,513)	(2,708,498,934)

Net increase (decrease)	(39,324,678)	$(982,658,912)	(99,728,730)	$(2,398,067,604)

2013 Semi-Annual Report	135

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	Six Months Ended		Year Ended
	April 30, 2013		October 31, 2012

	Shares	Amount	Shares	Amount

Select International Equity Fund II
Class A
Sold	1,316,055	$14,437,646	15,184,958	$152,425,573
Issued as reinvestment of dividends	526,554	5,697,322	1,683,148	15,787,932
Redeemed	(11,949,529)	(132,805,147)	(115,363,238)	(1,158,590,968)

Net increase (decrease)	(10,106,920)	$(112,670,179)	(98,495,132)	$(990,377,463)

Class I
Sold	3,561,678	$39,469,643	26,467,202	$269,600,897
Issued as reinvestment of dividends	1,427,321	15,429,334	3,851,100	36,277,359
Redeemed	(57,831,093)	(636,584,558)	(301,049,013)	(3,064,776,499)

Net increase (decrease)	(52,842,094)	$(581,685,581)	(270,730,711)	$(2,758,898,243)

	Six Months Ended		Year Ended
	April 30, 2013		October 31, 2012

	Shares	Amount	Shares	Amount

Total Return Bond Fund
Class A
Sold	2,205,196	$30,786,975	6,460,204	$89,929,318
Issued as reinvestment of dividends	512,454	7,122,315	970,429	13,378,383
Redeemed	(4,847,725)	(67,439,712)	(9,348,002)	(130,134,771)

Net increase (decrease)	(2,130,075)	$(29,530,422)	(1,917,369)	$(26,827,070)

Class I
Sold	26,206,279	$361,080,585	58,980,638	$814,523,871
Issued as reinvestment of dividends	4,131,970	56,690,878	5,993,318	81,900,951
Redeemed	(29,399,684)	(406,343,329)	(40,893,856)	(566,116,026)

Net increase (decrease)	938,565	$11,428,134	24,080,100	$330,308,796

136	2013 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	Six Months Ended		Year Ended
	April 30, 2013		October 31, 2012

	Shares	Amount	Shares	Amount

Global High Income Fund
Class A
Sold	19,492,069	$205,380,336	38,098,477	$383,609,386
Issued as reinvestment of dividends	2,984,496	31,389,505	9,085,164	90,532,888
Redeemed	(31,658,593)	(332,283,914)	(72,615,332)	(728,612,636)

Net increase (decrease)	(9,182,028)	$(95,514,073)	(25,431,691)	$(254,470,362)

Class I
Sold	25,865,284	$259,438,827	138,102,583	$1,328,641,709
Issued as reinvestment of dividends	4,136,371	41,395,434	11,160,159	106,426,184
Redeemed	(82,725,883)	(829,962,463)	(146,422,297)	(1,405,950,078)

Net increase (decrease)	(52,724,228)	$(529,128,202)	2,840,445	$29,117,815

9.	Federal Tax Information

Permanent differences between book and tax income and loss amounts, if any, relating to shareholder distributions will result in reclassifications to paid-in capital, undistributed net investment income or accumulated net realized gains/losses. These include net operating losses not utilized during the current year, commission adjustments, paydown gains and losses, bond premium amortization, foreign currency gains and losses, recharacterized distributions, and adjustments relating to the dispositions of Real Estate Investment Trust and Passive Foreign Investment Company securities. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

2013 Semi-Annual Report	137

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

		Undistributed	Accumulated
		Net Investment	Net Realized
	Paid-in Capital	Income	Gain/(loss)
	Increase/(decrease)	Increase/(decrease)	Increase/(decrease)
Global Select Opportunities Fund	$755	$(6,709)	$5,954
Select International Equity Fund	—	(2,447,759)	2,447,759
Select International Equity Fund II	—	2,098,756	(2,098,756)
Total Return Bond Fund	—	(2,945,677)	2,945,677
Global High Income Fund	(5,014,916)	5,519,634	(504,718)

The tax character of distributions paid for the year ended October 31, 2012 was as follows:

	Ordinary	Long Term	Return of
	Income	Capital Gains	Capital
Select International Equity Fund	$88,666,220	$—	$—
Select International Equity Fund II	68,947,455	—	—
Total Return Bond Fund	89,456,105	20,297,797	—
Global High Income Fund	246,832,423	51,924,409	5,014,916

As of October 31, 2012, the components of distributable earnings on a tax basis was as follows:

			Undistributed
			Long Term
	Undistributed	Unrealized	Capital Gains	Other
	Ordinary	Appreciation/	(Capital Loss	Temporary
	Income	(Depreciation)	Carryforwards)	Differences
Global Select Opportunities Fund	$187,778	$591,072	$(29,932,510)	$—
Select International Equity Fund	7,506,884	(267,176,036)	(2,235,505,021)	—
Select International Equity Fund II	25,778,433	(5,539,460)	(2,831,994,503)	(128,483)
Total Return Bond Fund	29,479,044	73,885,873	16,985,431	2
Global High Income Fund	—	59,005,571	(13,382,044)	(1,347,282)

The differences between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, mark-to-market of passive foreign investment companies, futures and forwards. In addition, short-term capital gains are considered ordinary income for income tax purposes.

138	2013 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

At October 31, 2012, the following Funds had net realized loss carryforwards for federal income tax purposes:

	Expires	Expires	Expires	Unlimited	Unlimited
	in	in	in	(Short	(Long
	2016	2017	2018	Term)	Term)
Global Select Opportunities Fund	$19,631,562	$10,012,137	$—	$121,853	$166,958
Select International Equity Fund	314,780,611	1,643,693,179	—	119,951,224	157,080,007
Select International Equity Fund II	1,379,336,238	1,211,390,775	121,152,924	102,883,392	17,231,174
Total Return Bond Fund	—	—	—	—	—
Global High Income Fund	—	—	—	13,382,044	—

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

10.	Line of Credit

Aberdeen Global Select Opportunities Fund Inc. and Aberdeen Investment Funds (the “Borrowers”) entered into a Credit Agreement (the “Agreement”) with State Street Bank and Trust Company (the “Bank”). The Agreement provides for a (the “Facility Amount”) revolving credit facility to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Facility Amount was $250,000,000 for the period ending April 21, 2013 and $175,000,000 for the period April 22, 2013 through April 30, 2013. The

2013 Semi-Annual Report	139

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Funds may draw up to their stated sublimit (subject to certain other limitations therein):

		Average	Average
	Sublimit	Outstanding Daily	Weighted
	Amount	Balance	Interest Rate
Global Select Opportunities Fund	$5,000,000	$70,268	1.42%
Select International Equity Fund	175,000,000	3,224,054	1.43%
Select International Equity Fund II	175,000,000	182,657	1.42%
Total Return Bond Fund	50,000,000	—	—

In addition, the Global High Income Fund entered into a separate Credit Agreement (the “Global High Income Fund Credit Agreement”) with the Bank. The Agreement provides for a revolving credit facility (the “Facility Amount”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

		Average	Average
	Sublimit	Outstanding Daily	Weighted
	Amount	Balance	Interest Rate
Global High Income Fund	$250,000,000	$1,691,983	1.43%

Principal on each outstanding loan made under the Agreement and the Global High Income Fund Credit Agreement shall bear interest at a variable rate per annum equal to the higher of (a) the Federal Funds Rate as in effect on that day plus 1.25% and (b) the Overnight LIBOR Rate as in effect on that day plus 1.25%. In addition, the Borrowers shall pay to the Bank a commitment fee at the rate of 0.10% per annum on the daily unused portion of the Facility Amount.

11.	Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset

140	2013 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for public entities for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the adoption of ASU 2011-11 will have on the Funds’ financial statement disclosures.

12.	Subsequent Events

Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to April 30, 2013 through the date the financial statements were issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

As previously referenced, Aberdeen Asset Management PLC acquired Artio Global Management LLC, the Funds’ Investment Adviser on May 22, 2013. As a result of this acquisition, the investment advisory agreement for each Fund terminated on that date, as required under the Investment Company Act of 1940, as amended. The contractual impacts of this event are listed below.

Shareholders of the Aberdeen Select International Equity Fund, Aberdeen Select International Equity Fund II and Aberdeen Global Select Opportunities Fund approved an investment advisory agreement with Aberdeen Asset Management Inc. (“AAMI”). Shareholders of the Aberdeen Select International Equity Fund, Aberdeen Select International Equity Fund II and Aberdeen Global Select Opportunities Fund Inc. also approved Aberdeen Asset Managers Limited (“AAML”) as sub-adviser for these funds. AAML is completely paid by AAMI for sub-advisory services.

Shareholders of the Aberdeen Global High Income Fund and Aberdeen Total Return Bond Fund approved an investment advisory agreement with AAMI. The portfolio management teams from the predecessor adviser to these funds are now employed by AAMI and continue to manage these funds.

Aberdeen Fund Distributors LLC was appointed as Distributor of the Funds replacing Quasar Distributors, LLC.

2013 Semi-Annual Report	141

RESULTS OF MEETINGS OF SHAREHOLDERS (Unaudited)

ARTIO GLOBAL INVESTMENT FUNDS
ARTIO SELECT OPPORTUNITIES FUND INC.

Special Meetings of Shareholders

The first special meeting of Shareholders of the Artio International Equity Fund, Artio International Equity Fund II, Artio Total Return Bond Fund, Artio Global High Income Fund, each a series of Artio Global Investment Funds, and Artio Select Opportunities Fund Inc. (each a “Fund” and collectively, the “Funds”) was held on May 16, 2013 and adjourned to May 21, 2013 and June 4, 2013 with regard to the Artio International Equity Fund. At the meeting, the following shares of each Fund were represented:

	Shares Represented	Percentage of
Fund	by Proxy	Shares Outstanding
Artio International Equity Fund	18,796,922	50.09%
Artio International Equity Fund II	27,741,775	52.09%
Artio Total Return Bond Fund	97,559,595	65.41%
Artio Global High Income Fund	173,621,463	65.96%
Artio Select Opportunities Fund Inc.	291,093	75.93%

Shareholders of Artio International Equity Fund, Artio International Equity Fund II and Artio Select Opportunities Fund Inc. voted on the following proposal:

1.	To approve a new advisory agreement between each Fund and Aberdeen Asset Management Inc. and to approve new sub-advisory agreements between each Fund, Aberdeen Asset Management Inc. and Aberdeen Asset Managers Limited.

Artio International Equity Fund

Affirmative	Against	Abstain
14,491,659	680,663	3,624,600

Artio International Equity Fund II

Affirmative	Against	Abstain
24,608,761	429,889	2,703,126

Artio Select Opportunities Fund Inc.

Affirmative	Against	Abstain
288,896	516	1,681

142	2013 Semi-Annual Report

RESULTS OF MEETINGS OF SHAREHOLDERS (Continued) (Unaudited)

Shareholders of Artio Total Return Bond Fund and Artio Global High Income Fund voted on the following proposal:

1.	To approve a new advisory agreement between each Fund and Aberdeen Asset Management Inc.

Artio Total Return Bond Fund

Affirmative	Against	Abstain
95,757,259	384,194	1,418,143

Artio Global High Income Fund

Affirmative	Against	Abstain
164,732,644	1,052,391	7,836,428

The second special meeting of Shareholders of the Artio Global Investment Funds (the “Trust”) and Artio Select Opportunities Fund Inc. (the “Select Opportunities Fund”) was held on May 16, 2013. At the meeting, the following shares were represented:

	Shares Represented	Percentage of
Fund	by Proxy	Shares Outstanding
Artio Global Investment Funds	460,881,882	91.60%
Artio Select Opportunities Fund Inc.	372,647	97.20%

Shareholders of the Trust and Select Opportunities Fund voted on the following proposal:

2.	To elect Trustees of the Trust and Directors of the Select Opportunities Fund.

Artio Global Investment Funds

Nominee	For	Withheld
Antoine Bernheim	70,476,839	10,359,195
Thomas Gibbons	70,492,510	10,343,524
Cynthia Hostetler	62,046,716	18,789,319
Robert S. Matthews	62,024,074	18,811,961
Peter Wolfram	62,058,343	18,777,692

2013 Semi-Annual Report	143

RESULTS OF MEETINGS OF SHAREHOLDERS (Continued) (Unaudited)

Artio Select Opportunities Fund Inc.

Nominee	For	Withheld
Antoine Bernheim	365,720	6,927
Thomas Gibbons	366,213	6,434
Cynthia Hostetler	336,423	36,224
Robert S. Matthews	336,500	36,147
Peter Wolfram	336,500	36,147

144	2013 Semi-Annual Report

FACTS	WHAT DO ABERDEEN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■  Social Security number and account balances

■  Transaction history and assets

■ Checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Aberdeen Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Aberdeen Funds share?	Can you limit this sharing?

For our everyday business purposes—such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes—to offer our products and services to you	Yes	Yes

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes—information about your transactions and experiences	Yes	No

For our affiliates’ everyday business purposes—information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

2013 Semi-Annual Report	145

To limit our sharing	■ Call 1-800-522-5465 Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice.

However, you can contact us at any time to limit our sharing.

Questions?	www.aberdeen-asset.us

Who we are

Who is providing this notice?	Aberdeen’s North American Funds (collectively referred to as “Aberdeen Funds”)

What we do

How do Aberdeen Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How do Aberdeen Funds collect my personal information?	We collect your personal information, for example, when you:
■  Open an account or give us your contact information
■  Provide account information or make wire transfers
■ Make deposits or withdrawals from your account

Why can’t I limit all sharing?	Federal law gives you the right to limit only:
■  Sharing for affiliates’ everyday business purposes— information about your creditworthiness
■  Affiliates from using your information to market to you
■  Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.

146	2013 Semi-Annual Report

Definitions

Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.

■  Our affiliates include companies with an Aberdeen Asset Management name and wholly-owned subsidiaries of Aberdeen Asset Management PLC, a global financial services company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Aberdeen Funds do not share personal information with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Aberdeen Funds don’t jointly market.

Other important information

This Privacy Notice is being provided by Aberdeen Funds, Aberdeen Investment Funds and Aberdeen Global Select Opportunities Fund, Inc., each a U.S.-registered open-end investment company, and North-American-registered closed-end investment companies managed by Aberdeen Asset Management Inc. or its affiliates (collectively, North American Funds).

2013 Semi-Annual Report	147

INVESTMENT ADVISORY AGREEMENTS (Unaudited)

In connection with the proposed acquisition of Artio Global Investors Inc., the parent company of Artio Global Management LLC (“Artio”), each Fund’s investment adviser at the time, by Aberdeen Asset Management PLC (the “Transaction”), the Board of the Aberdeen Investment Funds (formerly, Artio Global Investment Funds) and the Board of the Aberdeen Global Select Opportunities Fund Inc. (formerly, Artio Select Opportunities Fund Inc.) met to discuss the approval of new advisory and sub-advisory agreements with Aberdeen Asset Management Inc. and Aberdeen Asset Managers Limited, respectively (collectively referred to as “Aberdeen”).

The Board of the Aberdeen Investment Funds, all of whom are Independent Board Members and the Independent Board Members of the Aberdeen Global Select Opportunities Fund Inc. (the “Funds Boards”) met six times on January 29, 2013 and February 7, 8 and 12, 2013 and March 7, 2013 and May 14, 2013 to discuss and analyze information about Aberdeen’s investment management and senior management teams, Aberdeen’s investment performance, advisory fees, expense ratios, portfolio turnover, profitability, fall-out benefits, operations, administration, marketing and distribution. Mr. Williams, an interested Board Member of the Select Opportunities Fund and an employee of Artio, was recused from all Board and Committee meetings concerning the New Advisory and Sub-Advisory Agreements of the Select Opportunities Fund. The Funds Boards’ Annual Advisory Contract Review Committee met twice on February 5 and 11, 2013 to review in detail comparative information prepared by Strategic Insight about the relevant Aberdeen Funds, the Aberdeen Investment Funds (formerly, Artio Global Funds) and selected peer mutual funds. On February 7, 2013, the Funds Boards met with and interviewed key Aberdeen officers, including Messrs. Martin Gilbert Chief Executive Officer, Gary Marshall (US Head), Anne Richards, Global Chief Investment Officer, Jennifer Nichols, Global Head of Legal, Alan Goodson, Head of Product, Andrew McMenigall, Senior Investment Manager on the global equity team, and Jamie Cumming, Senior Investment Manager on the global equity team. The Funds Boards reviewed written detailed answers prepared by Aberdeen to questions formulated by the Funds Boards concerning the nature, quality and scope of Aberdeen’s investment management services, resources, personnel, investment management style and strategies, current and past investment performance and Aberdeen’s future plans for the Aberdeen Investment Funds, among other considerations. The Funds Boards also reviewed advisory fee information about Aberdeen’s separately managed accounts, as well as a summary of the discussions held by Artio and Goldman Sachs concerning other investment advisers that considered acquiring Artio Global. On February 12, 2013, the Boards met and further

148	2013 Semi-Annual Report

INVESTMENT ADVISORY AGREEMENTS (Continued) (Unaudited)

discussed issues and considerations presented by the Transaction, including the terms of the New Agreements which provide for, among other terms, the same advisory fees as the Aberdeen Investment Funds, and the factors discussed below. On May 14, 2013, the Boards met to discuss the approval of an interim advisory agreement and interim sub-advisory agreement on behalf of Aberdeen Select International Equity Fund (formerly Artio International Equity Fund) as it did not appear that shareholder approval of the agreements would be obtained in advance of the Transaction.

Nature, Quality and Extent of Services.Aberdeen provides institutional investment management services, including global bottom-up research capabilities, security and market analyses, trade strategy analytics and implementation, and portfolio analysis and reporting, to a globally distributed client base. Substantially all of Artio’s fixed income management team was expected to join Aberdeen upon the completion of the Transaction, and will remain responsible for the management of the Aberdeen Total Return Fund and Aberdeen Global High Income Fund. Subject to the supervision of the Funds Boards, Aberdeen would provide a continuous investment program and overall investment strategies for each Fund, including investment research and management with respect to all investments and cash equivalents in each Fund. Aberdeen proposes to provide to the Funds Boards such periodic reports concerning a Fund’s business and investments as the Boards shall reasonably request. Aberdeen proposes to provide the extensive resources to ensure a high quality and professional management service to the Funds.

Economies of scale.The International Equity Fund, International Equity Fund II and Global High Income Fund have breakpoints in its advisory fees. An increase in the size of those Fund’s portfolios would add to these economies of scale. Aberdeen intends to grow the Funds and intends to achieve economies of scale with breakpoints as assets increase over time. Aberdeen intends to market and distribute the Funds on a best efforts basis. Should there be an increase in the assets under management of the Funds over time, such increases are anticipated to only further enhance the operational efficiency of the Funds and it is hoped that there will ultimately be a corresponding reduction of the Funds’ overall expense ratios.

Administrative Services.The administrative services and management for each Fund are expected to be performed upon completion of the Transaction by the same personnel (at State Street Bank and Trust Company (“State Street”), the Funds’ administrator) and are expected to remain, upon completion of the Transaction, at least at the present level and quality of services for each Fund.

2013 Semi-Annual Report	149

INVESTMENT ADVISORY AGREEMENTS (Continued) (Unaudited)

Advisory Fees and Expenses.The investment advisory fee rates payable by the Aberdeen Investment Funds upon completion of the Transaction will be the same rates as payable by each Fund under the Current Agreements. The Funds Boards determined that the advisory fees and expenses for each Fund under the New Agreements are reasonable based on a comparison of other Funds in each Fund’s peer Group. The Boards considered that Aberdeen proposed to make no changes to the current fee structure of the Aberdeen Investment Funds and Aberdeen has agreed to honor all voluntary and contractual obligations regarding management fees and fund net operating expense caps with respect to each of the Aberdeen Investment Funds.

Performance.Aberdeen has provided strong long-term performance in international equity and global equity strategies as compared to the Aberdeen Investment Funds, relevant benchmarks and peer firms.

Overall Stability.Aberdeen is a large and established firm, and the portfolio management team responsible for its international equity and global equity strategies has experienced relatively low turnover. Aberdeen also has a senior management team with substantial experience and an excellent track record of integrating acquired businesses in the U.S. and around the world. Furthermore, substantially all of Artio’s fixed income portfolio management team was expected to join Aberdeen upon the completion of the Transaction, and will remain responsible for the management the Funds.

Continuity of the Funds Boards.Subject to Fund Shareholder approval, the Funds’ Boards will continue to provide oversight and supervision to the Aberdeen Investment Funds’ operations after the completion of the Transaction. The Funds’ Boards are currently comprised of five independent Trustees and Directors. In addition, the Select Opportunities Fund Board has one interested Director who is expected to resign following the Transaction.

Accordingly, after consideration of the above and such other factors and information as they deemed relevant, the Boards, including all of the Board Members present at the meeting who are not parties to the New Agreements or “interested persons” (as defined by the 1940 Act) of the Aberdeen Investment Funds or Aberdeen, approved each New Agreement, subject to Shareholder approval, and voted unanimously to recommend their approval to each respective Fund’s Shareholders.

The Board of the Aberdeen Investment Funds and the Board of the Aberdeen Global Select Opportunities Fund Inc. also met on April 17, 2013, to discuss the continuation of the existing agreements with Artio Global Management LLC. Prior

150	2013 Semi-Annual Report

INVESTMENT ADVISORY AGREEMENTS (Continued) (Unaudited)

to April 17, 2013, the Investment Advisory and Service Contracts Committee met and reviewed the information necessary to evaluate the terms of the Investment Advisory Agreements so that such information could be submitted to the Boards. In determining whether to approve the continuation of the Investment Advisory Agreements pending the closing of the Aberdeen transaction, the Boards, including all of the Trustees and the Independent Board Members, reviewed and considered, among other items: (1) the fact that Fund shareholders were currently being asked in a proxy to Fund shareholders to consider and approve new advisory agreements (and in the case of the equity Funds, sub-advisory agreements) with Aberdeen Asset Management; (2) comparative information, comparing each Fund’s advisory fees, expenses and returns to those of its relevant peer group; (3) the nature, extent and quality of the Adviser’s services to be provided to the Funds; (4) the experience and qualifications of the personnel providing those services, (5) the Adviser’s investment advice and performance; (6) compliance program information; (7) fees and other benefits; (8) outstanding lawsuits; and (9) breakpoints. In their deliberations, the Boards did not identify any single piece of information that was all-important or controlling.

The Boards, including the Independent Board Members, reached the following conclusions, among others, regarding the Adviser and the respective approvals: the Adviser has the capabilities, resources and personnel necessary to manage the Funds pending the closing of the Aberdeen transaction; the Boards are satisfied with the quality of services provided by the Adviser pending the closing of the Aberdeen transaction; the advisory fees for each Fund are reasonable; the proposed total annual portfolio operating expenses to be paid by the Funds are reasonable.

Based upon the Boards’ deliberations and evaluation of the information described above, the Boards, including the Independent Board Members, determined that the renewal terms of each Agreement were fair to, and in the best interests of, each of the respective Funds and its shareholders.

On May 14, 2013 the Independent Trustees of the International Equity Fund approved an Interim Advisory Agreement between the Fund and Aberdeen because the Funds were informed by AST, the Fund’s proxy solicitation agent, that Fund Shareholder approval of the new Advisory and Sub-Advisory Agreements between the Fund and Aberdeen would not be obtained by the date of the closing of the acquisition of Artio by Aberdeen. The new Advisory and Sub-Advisory Agreements between the Fund and Aberdeen were approved by Fund Shareholders at a Shareholder Meeting held on June 4, 2013.

2013 Semi-Annual Report	151

ADDITIONAL INFORMATION PAGE (Unaudited)

1.	Proxy Voting Policies

A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, (1) on the Fund’s website www.artiofunds.com and (2) on the SEC’s Securities and Exchange Commission website www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available via the methods noted above.

2.	Quarterly Filing Requirements

A Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q, which when filed, will be available on the Commission’s web-site at www.sec.gov or on the Funds’ website at www.artiofunds.com.

A Fund’s forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public reference Room may be obtained by calling 1-800-SEC-0330.

152	2013 Semi-Annual Report

Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103
aberdeen-asset.us

Item 2. Code of Ethics.
     Not applicable to this filing.
Item 3. Audit Committee Financial Expert.
     Not applicable to this filing.
Item 4. Principal Accountant Fees and Services.
     Not applicable to this filing.
Item 5. Audit Committee of Listed Registrants.
     Not applicable to this filing.
Item 6. Schedule of Investments
(a)	A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable to this registrant.
Item 8. Portfolio Managers of Closed-end Management Investment Companies.
     Not applicable to this registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable to this registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.
(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)	(1)	Not applicable.
(2)	Separate certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

(3)	Not applicable
(b)	Certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and are not being filed as part of the Form N-CSR with the Commission.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Investment Funds

By:	/s/ Gary Marshall Gary Marshall
President

Date: July 3, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gary Marshall Gary Marshall
President

Date: July 3, 2013

By:	/s/ Timothy J. Clemens Timothy J. Clemens
Chief Financial Officer

Date: July 3, 2013